UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, Suite 1600

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, Suite 1600

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the following series of the registrant are included herewith: Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Focus Fund (formerly known as Forward Legato Fund), Forward Frontier MarketStrat Fund (formerly known as Forward Frontier Markets Fund), Forward Global Infrastructure Fund, Forward Growth Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Long/Short Credit Analysis Fund, Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward SMIDPlus Fund (formerly known as Forward Small to Mid Cap Fund), Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund and Forward Income Allocation Fund.

Forward Banking and Finance Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.51%
Financial Services: 98.51%
Asset Management & Custodian: 2.28%
4,580	Affiliated Managers Group, Inc. (a)	$357,286
51,880	Envestnet, Inc. (a)	542,665
		899,951
Banks: Diversified: 71.81%
9,687	American Business Bank (a)	234,910
14,116	Ameris Bancorp (a)	131,985
12,680	Arrow Financial Corp.	318,014
74,420	Bancorp, Inc. (a)	497,870
25,386	Bank of Marin Bancorp	818,445
40,184	Bank of The Ozarks, Inc.	1,490,424
4,633	Bar Harbor Bankshares	128,334
15,850	Bryn Mawr Bank Corp.	272,937
27,110	California United Bank (a)	295,499
8,186	Camden National Corp.	283,645
60,020	Cardinal Financial Corp.	576,792
99,750	CenterState Banks, Inc.	855,855
7,070	Citizens Financial Services, Inc.	220,231
39,343	Columbia Banking System, Inc.	773,090
13,710	Community Bank System, Inc.	315,467
75,372	Community Bankers Trust Corp.	74,618
41,570	CVB Financial Corp.	312,191
40,735	Danvers Bancorp, Inc.	624,468
33,112	Eagle Bancorp, Inc. (a)	380,126
35,210	East West Bancorp, Inc.	573,219
22,316	Enterprise Financial Services Corp.	207,539
14,050	Evans Bancorp, Inc.	188,973
8,800	Financial Institutions, Inc.	155,408
91,000	First California Financial Group, Inc. (a)	224,770
3,371	First Citizens BancShares, Inc., Class A	624,545
28,866	First Financial Bancorp	481,485
14,100	First Financial Bankshares, Inc.	662,559
12,036	First Horizon National Corp. (a)	137,329
31,450	First of Long Island Corp.	785,621
24,904	FirstMerit Corp.	456,241
17,500	F.N.B. Corp.	149,800
13,718	Fulton Financial Corp.	124,285
102,490	Guaranty Bancorp (a)	162,959
8,756	Hancock Holding Co.	263,293
11,220	Home BancShares, Inc.	227,990
18,533	HopFed Bancorp, Inc.	170,507
21,632	Horizon Bancorp	497,320
6,270	Hudson Valley Holding Corp.	122,390
21,234	IBERIABANK Corp.	1,061,274
20,300	Independent Bank Corp.	457,156
30,063	Lakeland Financial Corp.	560,976
14,566	MidSouth Bancorp, Inc.	206,109
23,840	MidWestOne Financial Group, Inc.	349,494
6,320	NBT Bancorp, Inc.	139,482
11,100	Oriental Financial Group, Inc.	147,630

30,680	Orrstown Financial Services, Inc.	710,549
27,490	Pacific Premier Bancorp, Inc. (a)	124,805
70,850	Park Sterling Bank (a)	428,643
32,580	Pinnacle Financial Partners, Inc. (a)	299,410
22,000	PrivateBancorp, Inc.	250,580
27,800	Prosperity Bancshares, Inc.	902,665
12,433	Sandy Spring Bancorp, Inc.	192,712
12,740	SCBT Financial Corp.	397,361
134,310	Seacoast Banking Corp. of Florida (a)	163,858
33,709	Signature Bank (a)	1,309,257
13,866	Southern National Bancorp of Virginia, Inc. (a)	100,390
6,281	Southside Bancshares, Inc.	118,648
21,150	Southwest Bancorp, Inc.	274,316
8,933	Sterling Bancorp	77,628
46,206	Susquehanna Bancshares, Inc.	389,979
11,858	SVB Financial Group (a)	501,831
80,037	Texas Capital Bancshares, Inc. (a)	1,382,238
5,950	Tompkins Financial Corp.	235,977
6,376	Tower Bancorp, Inc.	129,242
75,266	United Community Banks, Inc. (a)	168,596
36,593	ViewPoint Financial Group	338,485
48,679	VIST Financial Corp.	344,647
21,703	Washington Banking Co.	300,804
96,007	Western Alliance Bancorp (a)	643,247
26,160	Wintrust Financial Corp.	847,846
		28,376,969
Banks: Savings, Thrift & Mortgage: 5.99%
27,300	Dime Community Bancshares, Inc.	378,105
23,330	First Niagara Financial Group, Inc.	271,795
12,500	Flushing Financial Corp.	144,500
17,100	Heritage Financial Corp. (a)	239,400
5,030	OceanFirst Financial Corp.	61,718
20,800	Teche Holding Co.	648,752
9,530	Territorial Bancorp, Inc.	160,390
21,940	Washington Federal, Inc.	334,804
16,460	Westfield Financial, Inc.	128,388
		2,367,852
Diversified Financial Services: 3.56%
4,540	Greenhill & Co., Inc.	360,113
19,040	Raymond James Financial, Inc.	482,283
12,174	Stifel Financial Corp. (a)	563,534
		1,405,930
Financial Data & Systems: 2.81%
32,343	Cass Information Systems, Inc.	1,109,688
Insurance: Property-Casualty: 2.01%
3,610	Hanover Insurance Group, Inc.	169,670
58,382	Meadowbrook Insurance Group, Inc.	523,687
1,670	RenaissanceRe Holdings, Ltd.	100,133
		793,490
Real Estate Investment Trusts: 8.70%
25,650	American Campus Communities, Inc.	780,786
12,184	CoreSite Realty Corp. (a)	199,696
55,180	DiamondRock Hospitality Co. (a)	523,658
15,453	DuPont Fabros Technology, Inc.	388,643
5,120	Entertainment Properties Trust	221,082
51,955	Hersha Hospitality Trust, Class A	269,127

8,700	National Retail Properties, Inc.	218,457
34,540	Urstadt Biddle Properties, Inc., Class A	624,483
17,650	Whitestone REIT, Class B	211,447
		3,437,379
Securities Brokerage & Service: 1.35%
20,857	KBW, Inc.	533,939
	Total Common Stocks (Cost $34,551,445)	38,925,198
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.54%
$608,132	Wells Fargo Bank & Co. - San Francisco 0.030%, due 10/01/10	608,132
	Total Short-Term Bank Debt Instruments (Cost $608,132)	608,132
	Total Investments: 100.05% (Cost $35,159,577)	39,533,330
	Net Other Assets and Liabilities: (0.05)%	(19,775)
	Net Assets: 100.00%	$39,513,555

(a)	Non-income producing security.

Percentages are stated as a percentage of net assets.

Forward Emerging Markets Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.21%
Brazil: 16.56%
211,100	Aliansce Shopping Centers SA	$1,575,764
313,612	Banco do Brasil SA	5,910,807
26,500	BR Properties SA	255,290
92,800	Bradespar SA	2,212,501
290,548	Brookfield Incorporacoes SA	1,550,620
9,467	Companhia de Bebidas das Americas, ADR	1,171,825
322,186	Companhia Vale do Rio Doce	8,827,744
31,267	EDP - Energias do Brasil SA	670,430
132,966	Hypermarcas SA (a)	2,040,069
19,400	Itau Unibanco Holding SA	461,266
59,596	Itau Unibanco Holding SA, ADR (a)(b)(c)	1,441,031
177,447	Itau Unibanco Holding SA, ADR	4,290,668
104,385	MPX Energia SA (a)	1,703,351
276,726	OGX Petroleo e Gas Participacoes SA (a)	3,601,363
149,027	PDG Realty SA Empreendimentos e Participacoes	1,772,118
106,168	Petroleo Brasileiro SA, ADR	3,850,714
58,837	Petroleo Brasileiro SA, Sponsored ADR	1,931,030
8,400	Totvs SA	638,936
101,584	Vale SA, Sp Preferred ADR	2,818,956
56,905	Vivo Participacoes SA, ADR	1,546,109
		48,270,592
China: 19.61%
4,725,000	Agricultural Bank of China, Class H (a)	2,448,108
5,095,000	Bank of China, Ltd., Class H	2,672,645
1,706,600	Bank of Communications Co., Ltd.	1,845,425
1,328,500	BBMG Corp., Class H	1,866,340
1,146,000	China Coal Energy Co., Ltd.	1,896,498
9,158,000	China Construction Bank Corp.	8,026,240
878,000	China High Speed Transmission Equipment Group Co., Ltd.	1,905,633
407,300	China Mobile, Ltd.	4,170,719
618,000	China National Building Material Co., Ltd.	1,448,055
790,000	China Overseas Land & Investment, Ltd.	1,671,871
27,291	China Petroleum & Chemical Corp., ADR	2,409,249
1,938,000	China Unicom, Ltd.	2,837,493
868,000	Citic Pacific, Ltd.	1,980,139
2,677,000	CNOOC, Ltd.	5,189,181
834,000	Comba Telecom Systems Holdings, Ltd.	933,015
46,814	Focus Media Holding, Ltd., ADR (a)	1,137,580
222,665	JA Solar Holdings Co., Ltd., ADR (a)(d)	2,077,464
2,549,000	Lee & Man Paper Manufacturing, Ltd.	2,250,417
3,350,000	Lenovo Group, Ltd.	2,068,154
500,000	Nine Dragons Paper Holdings, Ltd.	866,108
773,600	Sands China, Ltd. (a)	1,395,877
627,000	Shanghai Industrial Holdings, Ltd.	3,167,789
13,600	SINA Corp. (a)	687,888
2,391,000	Want Want China Holdings, Ltd.	2,218,782
		57,170,670

Columbia: 0.49%
50,900	Pacific Rubiales Energy Corp. (a)	1,431,176
Egypt: 0.06%
42,733	Orascom Telecom Holding S.A.E., GDR (a)(e)	185,504
Hungary: 0.19%
5,352	MOL Hungarian Oil and Gas Plc (a)	562,428
India: 6.43%
213,830	Cairn Energy Plc (a)	1,523,662
86,429	ICICI Bank, Ltd., Sponsored ADR	4,308,486
60,781	Infosys Technologies, Ltd., Sponsored ADR	4,091,169
39,036	Larsen & Toubro Ltd., GDR (e)	1,776,138
62,629	Reliance Industries, Ltd., Sponsored GDR (c)	2,793,253
22,025	State Bank of India, GDR (e)	3,156,183
32,605	Vedanta Resources Plc	1,108,892
		18,757,783
Indonesia: 5.02%
6,112,500	Adaro Energy Tbk PT	1,386,870
1,983,500	Harum Energy Tbk PT (a)	1,155,653
278,347	Indo Tambangraya Megah PT	1,297,393
3,929,500	PT Bank Mandiri Tbk	3,170,017
22,114,500	PT Bumi Serpong Damai Tbk	2,378,703
1,333,000	PT Indofood CBP Sukses Makmur TBK (a)	805,774
1,373,812	PT Semen Gresik Persero Tbk	1,523,892
2,817,000	PT Telekomunikasi Indonesia Tbk (a)	2,903,798
		14,622,100
Malaysia: 2.50%
1,217,800	CIMB Group Holdings Bhd	3,223,009
530,900	Genting Berhad	1,706,034
827,700	Tenaga Nasional Bhd	2,364,857
		7,293,900
Mexico: 4.12%
686,570	Empresas ICA SAB de CV (a)	1,667,166
731,814	Genomma Lab Internacional SA de CV, Class B (a)	1,405,363
1,500,800	Grupo Mexico SAB de CV Series B	4,325,550
290,385	Mexichem SA de CV (a)	812,741
387,400	Urbi Desarrollos Urbanos SAB de CV (a)	811,282
1,187,400	Wal-Mart de Mexico SAB de CV, Series V	2,986,956
		12,009,058
Peru: 0.44%
28,631	Compania de Minas Buenaventura SA, ADR	1,293,549
Philippines: 0.58%
9,354,067	Metro Pacific Investments Corp.	801,442
15,115	Philippine Long Distance Telephone Co.	901,011
		1,702,453

Poland: 0.80%
153,889	Powszechna Kasa Oszczednosci Bank Polski SA (a)	2,331,483
Russia: 7.98%
40,900	CTC Media, Inc.	897,346
9,024,760	IDGC Holding JSC (a)	1,380,788
37,089	LUKOIL, Sponsored ADR	2,106,655
84,037	Magnit OJSC, Sponsored GDR	2,117,732
34,768	Mechel, Sponsored ADR	865,723
93,096	Mining and Metallurgical Company Norilsk Nickel JSC, ADR	1,587,287
223,594	OAO Gazprom, Sponsored ADR	4,693,239
23,477	OAO LUKOIL	1,329,972
310,528	OAO Rosneft Oil Co., GDR (a)(e)	2,071,222
1,614,180	Sberbank Pfd.	3,075,013
67,078	Severstal, GDR (a)(e)	992,754
79,100	Sistema JSFC, Sponsored GDR (e)	2,135,700
		23,253,431
South Africa: 4.73%
97,080	AngloGold Ashanti, Ltd., Sponsored ADR	4,488,979
43,967	Kumba Iron Ore, Ltd.	2,289,293
220,187	MTN Group, Ltd.	3,980,282
67,293	Sasol, Ltd.	3,020,643
		13,779,197
South Korea: 15.41%
33,477	Celltrion, Inc. (a)	656,182
29,853	Daelim Industrial Co., Ltd.	2,209,685
12,854	Hyundai Department Store Co., Ltd.	1,555,669
39,953	Hyundai Engineering & Construction Co., Ltd.	2,540,313
26,384	Hyundai Motor Co.	3,540,234
62,000	KB Financial Group, Inc.	2,664,328
52,060	Kia Motors Corp.	1,680,165
19,413	Korean Air Lines Co., Ltd. (a)	1,321,157
5,158	LG Chem, Ltd.	1,508,610
71,480	LG Display Co., Ltd.	2,469,907
14,786	LG Electronics, Inc.	1,246,161
8,823	NHN Corp. (a)	1,516,604
9,152	POSCO	4,141,576
13,705	Samsung Electronics Co., Ltd.	9,338,992
77,090	Samsung Heavy Industries Co., Ltd.	2,038,381
54,850	Shinhan Financial Group Co., Ltd.	2,099,717
4,041	Shinsegae Co., Ltd.	2,129,920
14,194	SK Telecom Co., Ltd.	2,134,857
787	Yuhan Corp. (a)	128,032
		44,920,490
Taiwan: 9.71%
3,668,969	Chinatrust Financial Holding Co., Ltd.	2,313,547
1,191,000	Chunghwa Telecom Co., Ltd.	2,668,566
1,933,920	Far Eastern Textile, Ltd.	2,661,798
1,977,049	Fubon Financial Holding Co., Ltd.	2,433,223
1,216,360	Hon Hai Precision Industry Co., Ltd.	4,574,757
65,100	HTC Corp.	1,477,391
76,000	Largan Precision Co., Ltd.	1,447,434
2,637,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,233,231
1,006,000	Unimicron Technology Corp.	1,764,602

1,065,236	Wistron Corp.	1,943,519
156,000	Young Fast Optoelectronics Co., Ltd.	1,777,636
		28,295,704
Thailand: 2.59%
485,700	Bangkok Bank Pcl, Non-Voting Depository Receipt	2,496,514
440,100	Kasikornbank Public Co., Ltd.	1,798,102
154,800	PTT Public Co., Ltd.	1,514,847
19,896,100	Quality Houses Plc	1,730,666
		7,540,129
Turkey: 0.99%
496,523	Turkiye Garanti Bankasi AS	2,883,269
	Total Common Stocks (Cost $224,170,030)	286,302,916

INVESTMENT HOLDING COMPANIES: 0.01%
Vietnam: 0.01%
26,000	Vietnam Resource Investments Holdings, Ltd. (a)	39,000
	Total Investment Holding Companies (Cost $262,600)	39,000

LOAN PARTICIPATION NOTES: 2.13%
India: 2.13%
152,566	Tata Iron & Steel Co., Ltd. (Loan Participation Notes issued by UBS AG - London), expiring 01/11/13 (a)	2,213,200
888,712	Infrastructure Development Finance Co., Ltd., (Loan Participation Notes issued by UBS AG-London), expiring 11/13/12 (a)	4,009,933
	Total Loan Participation Notes (Cost $5,509,269)	6,223,133

RIGHTS: 0.01%
Taiwan: 0.01%
7,460	Young Fast Optoelectronics Co., Ltd., Rights (expiring 10/20/10) (a)	16,238
	Total Rights (Cost $0)	16,238

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.60%
	Citibank - New York
$1,738,349	0.030%, 10/01/10	1,738,349

	Total Short-Term Bank Debt Instruments (Cost $1,738,349)	1,738,349
	Total Investments: 100.96% (excluding investments purchased with cash collateral from securities loaned) (Cost $231,680,248)	294,319,636

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.74%
2,152,050	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.230% 7 day-yield (f)	2,152,050
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $2,152,050)	2,152,050
	Total Investments: 101.70% (Cost $233,832,298)	296,471,686
	Net Other Assets and Liabilities: (1.70)%	(4,950,944)
	Net Assets: 100.00%	$291,520,742

(a)	Non-income producing security.

(b)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,234,284, representing 1.45% of net assets.

(d)	Security, or portion of security, is currently on loan.

(e)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $10,317,501 representing 3.54% of net assets.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

MSCI-Morgan Stanley Capital International

FUTURES CONTRACTS

At September 30, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini MSCI Emerging Markets Index Future	Long	160	12/17/10	$8,640,000	$524,400

Forward Focus Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.09%
Consumer Discretionary: 12.24%
3,827	AnnTaylor Stores Corp. (b)	$77,458
1,389	Arbitron, Inc.	38,850
2,022	Capella Education Co. (b)	156,948
2,565	Carter’s, Inc. (b)	67,536
5,812	Cheesecake Factory, Inc. (b)	153,844
7,627	Corinthian Colleges, Inc. (b)	53,541
4,429	Domino’s Pizza, Inc. (b)	58,551
1,764	DreamWorks Animation SKG, Inc., Class A (b)	56,289
6,550	Gentex Corp.	127,792
1,600	Grand Canyon Education, Inc. (b)	35,088
2,011	HSN, Inc. (b)	60,129
4,450	Iconix Brand Group, Inc. (b)	77,875
5,135	LKQ Corp. (b)	106,808
4,425	Modine Manufacturing Co. (b)	57,392
1,825	Morningstar, Inc. (b)	81,322
1,940	Tenneco, Inc. (b)	56,202
1,971	Tractor Supply Co.	78,170
1,550	Universal Technical Institute, Inc.	30,303
		1,374,098
Consumer Staples: 2.64%
1,138	Lance, Inc.	24,239
1,686	TreeHouse Foods, Inc. (b)	77,725
5,077	United Natural Foods, Inc. (b)	168,252
650	USANA Health Sciences, Inc. (b)	26,234
		296,450
Energy: 5.37%
1,126	CARBO Ceramics, Inc.	91,205
875	Core Laboratories NV	77,035
2,697	Forest Oil Corp. (b)	80,101
7,481	General Maritime Corp.	36,732
8,324	ION Geophysical Corp. (b)	42,785
4,680	North American Energy Partners, Inc. (b)	38,142
1,125	St. Mary Land & Exploration Co.	42,143
2,376	Superior Energy Services, Inc. (b)	63,416
3,625	Tesco Corp. (b)	43,609
925	Whiting Petroleum Corp. (b)	88,346
		603,514
Financials: 8.45%
809	American Campus Communities, Inc.	24,626
3,773	Astoria Financial Corp.	51,426
1,080	Bank of Hawaii Corp.	48,514
5,952	Cedar Shopping Centers, Inc.	36,188
1,444	Community Bank System, Inc.	33,226
5,999	First Industrial Realty Trust, Inc. (b)	30,415
3,673	First Midwest Bancorp, Inc.	42,350
3,492	Glacier Bancorp, Inc.	50,983
1,372	Hanover Insurance Group, Inc.	64,484
4,575	MGIC Investment Corp. (b)	42,227
1,296	Mid-America Apartment Communities, Inc.	75,531

4,843	Old National Bancorp	50,852
1,647	Portfolio Recovery Associates, Inc. (b)	106,479
1,349	Prosperity Bancshares, Inc.	43,802
3,083	Sun Communities, Inc.	94,648
1,294	WestAmerica BanCorp.	70,509
2,425	Westwood Holdings Group, Inc.	82,038
		948,298
Health Care: 18.70%
4,980	Abaxis, Inc. (b)	115,039
5,000	Allscripts Healthcare Solutions, Inc. (b)	92,350
5,510	Angiodynamics, Inc. (b)	83,972
2,795	Bio-Reference Labs, Inc. (b)	58,304
9,215	Cepheid, Inc. (b)	172,413
2,625	Chemed Corp.	149,546
2,614	Gentiva Health Services, Inc. (b)	57,116
899	Haemonetics Corp. (b)	52,618
3,950	Immucor, Inc. (b)	78,329
1,450	Integra LifeSciences Holdings Corp. (b)	57,217
1,840	IPC The Hospitalist Co., Inc. (b)	50,269
1,200	Landauer, Inc.	75,156
1,479	LifePoint Hospitals, Inc. (b)	51,854
1,219	Magellan Health Services, Inc. (b)	57,586
2,843	Medical Action Industries, Inc. (b)	25,729
1,930	MEDNAX, Inc. (b)	102,869
1,575	Medtox Scientific, Inc. (b)	18,317
4,600	Meridian Bioscience, Inc.	100,647
4,038	Merit Medical Systems, Inc. (b)	64,164
5,150	Neogen Corp. (b)	174,327
3,067	PSS World Medical, Inc. (b)	65,572
2,305	Quality Systems, Inc.	152,845
2,710	RehabCare Group, Inc. (b)	54,796
6,215	Sunrise Senior Living, Inc. (b)	21,317
2,030	Techne Corp.	125,312
2,494	U.S. Physical Therapy, Inc. (b)	41,700
		2,099,364
Industrials: 20.11%
2,275	Advisory Board Co. (b)	100,441
1,925	AeroVironment, Inc. (b)	42,832
1,646	Alexander & Baldwin, Inc.	57,347
565	American Science & Engineering, Inc.	41,612
4,770	Beacon Roofing Supply, Inc. (b)	69,499
4,025	CoStar Group, Inc. (b)	196,058
1,750	Dynamex, Inc. (b)	26,688
10,324	Eagle Bulk Shipping, Inc. (b)	53,891
1,825	EnerNOC, Inc. (b)	57,323
1,785	Forward Air Corp.	46,410
1,201	Gardner Denver, Inc.	64,469
1,559	Genesee & Wyoming, Inc., Class A (b)	67,645
2,603	Gibraltar Industries, Inc. (b)	23,375
1,458	IDEX Corp.	51,774
1,900	II-VI, Inc. (b)	70,927
7,108	Innerworkings, Inc. (b)	46,700
1,150	Kansas City Southern (b)	43,022
1,325	Kaydon Corp.	45,845
2,205	Mobile Mini, Inc. (b)	33,825
725	Nordson Corp.	53,425
2,400	Raven Industries, Inc.	90,936
4,695	Resources Connection, Inc.	64,603
7,050	Ritchie Bros. Auctioneers, Inc.	146,428
2,041	Robbins & Myers, Inc.	54,658

10,036	Rollins, Inc.	234,641
3,725	Simpson Manufacturing Co., Inc.	96,030
4,175	Sun Hydraulics Corp.	117,693
4,441	Tetra Tech, Inc. (b)	93,128
4,545	Titan International, Inc.	61,676
2,065	Tutor Perini Corp. (b)	41,486
1,339	Wabtec Corp.	63,990
		2,258,377
Information Technology: 26.43% (c)
3,284	Advanced Energy Industries, Inc. (b)	42,889
2,525	Advent Software, Inc. (b)	131,781
2,865	ANSYS, Inc. (b)	121,046
3,625	Blackbaud, Inc.	87,145
2,650	Blackboard, Inc. (b)	95,506
6,725	Bottomline Technologies, Inc. (b)	103,296
1,555	Cabot Microelectronics Corp. (b)	50,040
1,536	CACI International, Inc., Class A (b)	69,519
1,700	Cass Information Systems, Inc.	58,327
4,325	comScore, Inc. (b)	101,724
1,025	Concur Technologies, Inc. (b)	50,676
1,775	Constant Contact, Inc. (b)	38,038
3,305	DealerTrack Holdings, Inc. (b)	56,449
7,715	Digi International, Inc. (b)	73,215
3,900	Echelon Corp. (b)	33,345
2,125	EMS Technologies, Inc. (b)	39,589
10,187	Entegris, Inc. (b)	47,573
930	F5 Networks, Inc. (b)	96,543
900	FactSet Research Systems, Inc.	73,017
2,812	Fair Isaac Corp.	69,344
5,918	Fairchild Semiconductor International, Inc. (b)	55,629
1,700	FARO Technologies, Inc. (b)	37,077
2,250	Forrester Research, Inc. (b)	74,430
1,141	GTSI Corp. (b)	8,044
3,640	Guidance Software, Inc. (b)	21,258
6,228	Harmonic, Inc. (b)	42,849
1,950	Hittite Microwave Corp. (b)	92,918
1,358	ManTech International Corp., Class A (b)	53,777
1,495	Maximus, Inc.	92,062
1,950	MICROS Systems, Inc. (b)	82,544
2,960	Napco Security Technologies, Inc. (b)	5,772
4,155	National Instruments Corp.	135,702
4,475	NIC, Inc.	37,098
2,175	NVE Corp. (b)	93,590
1,200	Pegasystems, Inc.	37,260
2,565	Power Integrations, Inc.	81,541
5,690	Semtech Corp. (b)	114,882
3,350	Stratasys, Inc. (b)	92,862
2,893	Tekelec (b)	37,493
1,800	Telvent GIT SA (b)	40,716
4,275	Tyler Technologies, Inc. (b)	86,184
3,230	Ultimate Software Group, Inc. (b)	124,807
2,720	Verint Systems, Inc. (b)	80,376
		2,967,933
Materials: 2.15%
1,638	Carpenter Technology Corp.	55,217
1,041	Compass Minerals International, Inc.	79,761
4,980	Landec Corp. (b)	30,926
5,001	Spartech Corp. (b)	41,058
3,500	Zoltek Cos., Inc. (b)	34,020
		240,982
	Total Common Stocks (Cost $8,186,426)	10,789,016

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.24%
$19,134	BBH - Grand Cayman 0.030%, due 10/01/10	19,134
456,785	Citibank - New York 0.030%, due 10/01/10	456,785
	Total Short-Term Bank Debt Instruments (Cost $475,919)	475,919
	Total Investments: 100.33% (Cost $8,662,345)	11,264,935
	Net Other Assets and Liabilities: (0.33)%	(37,394)
	Net Assets: 100.00%	$11,227,541

(a)	Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.

(b)	Non-income producing security.

(c)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward Frontier MarketStrat Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 10.85%
Commercial Banks: 4.68%
36,794	Banco Macro SA, ADR	$1,638,804
56,700	Banque Audi sal- Audi Saradar Group, GDR	504,063
32,651	BBVA Banco Frances SA, ADR	323,245
3,950	BLOM Bank SAL, GDR	375,250
59,500	Grupo Financiero Galicia SA, ADR (b)	593,810
64,325	Halyk Savings Bank of Kazakhstan JSC, GDR (b)	552,552
20,400	Kazkommertsbank, GDR (b)	125,460
		4,113,184
Diversified Telecommunication Services: 1.60%
66,150	Telecom Argentina SA, ADR	1,401,057
Food Products: 0.48%
26,373	Cresud SA, ADR	423,023
Oil, Gas & Consumable Fuels: 2.47%
97,700	KazMunaiGas Exploration Production, GDR	1,726,359
26,890	Petrobras Energia SA, ADR	444,761
		2,171,120
Real Estate: 1.62%
75,900	SOLIDERE, GDR	1,420,848
	Total Common Stocks (Cost $8,542,918)	9,529,232
EXCHANGE-TRADED PRODUCTS: 48.17%
58,000	iShares Barclays Aggregate Bond Fund	6,301,700
89,100	Market Vectors Vietnam ETF (b)	2,178,495
50,000	PIMCO Enhanced Short Maturity Strategy Fund	5,046,000
352,325	Vanguard Short-Term Bond ETF	28,802,569
	Total Exchange-Traded Products (Cost $41,878,481)	42,328,764
Principal Amount
U.S. TREASURY BONDS & NOTES: 5.71%
Government: 5.71%
	U.S. Treasury Notes
$4,750,000	2.375%, 09/30/14 (c)	5,015,335
	Total U.S. Treasury Bonds & Notes (Cost $4,751,488)	5,015,335
Shares
WARRANTS: 6.33%
9,500	MSCI GCC Countries Ex-Saudi Arabia, Expires 03/24/11, Strike Price: $0.000001 (b)	5,557,500

	Total Warrants (Cost $4,419,600)	5,557,500
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 23.36%
$20,519,297	Wells Fargo Bank & Co.-San Francisco
	0.030%, due 10/01/10	20,519,297
	Total Short-Term Bank Debt Instruments (Cost $20,519,297)	20,519,297
	Total Investments: 94.42% (Cost $80,111,784)	82,950,128
	Net Other Assets and Liabilities: 5.58%	4,902,780
	Net Assets: 100.00%	$87,852,908

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia Index	1-month LIBOR plus 50 Bps	Total Return	05/26/11	46,773,590	$1,612,889
Barclays Capital	Eastern Europe Basket of Securities	1-month LIBOR plus 85 Bps	Total Return	05/26/11	7,439,575	83,741
Morgan Stanley	Sri-Lanka Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	01/04/12	1,450,478	95,618
Morgan Stanley	Pakistan Equity Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	11/02/11	3,292,922	12,941
Morgan Stanley	Nigeria/Kenya Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	10/27/11	8,626,109	397,000
						$2,202,189

(a)

Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(b)	Non-income producing security.

(c)	Security, or portion of security, is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

Bps - Basis Points

ETF - Exchange Traded Fund

FEDEF-1D - Federal Funds Effective Rate (Daily)

GCC - Gulf Cooperation Council

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

Forward Global Infrastructure Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.60%
Australia: 6.54%
375,000	DUET Group	$630,672
650,000	Intoll Group	936,102
825,000	MAP Group	2,328,414
575,000	Transurban Group	2,762,151
		6,657,339
Bermuda: 0.28%
12,500	Energy XXI Bermuda, Ltd. (a)	288,875
Brazil: 6.92%
100,000	BM&F BOVESPA SA	836,879
80,000	Companhia de Concessoes Rodoviarias	2,049,645
13,487	Companhia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	613,793
177,250	Companhia Energetica de Minas Gerais, Sponsored ADR	2,905,129
95,000	Ecorodovias Infraestrutura e Logistica SA (a)	631,649
		7,037,095
Canada: 10.80%
16,500	Agrium, Inc.	1,237,335
86,000	Enbridge, Inc.	4,504,364
8,000	Potash Corp. of Saskatchewan, Inc.	1,152,320
110,000	TransCanada Corp.	4,080,766
		10,974,785
Chile: 0.64%
27,500	Enersis SA, Sponsored ADR	646,525
China: 5.27%
1,750,000	Dalian Port (PDA) Co., Ltd.	726,267
950,000	Jiangsu Expressway Co., Ltd.	995,444
2,760,000	Sichuan Expressway Co., Ltd.	1,849,759
1,900,000	Zhejiang Expressway Co., Ltd.	1,792,534
		5,364,004
France: 10.09%
23,000	Aeroports de Paris	1,876,271
12,000	EDF SA	517,600
43,500	GDF Suez	1,557,257
150,000	Groupe Eurotunnel SA	1,275,391
50,000	Suez Environnement Co.	923,603
81,995	Vinci SA	4,110,145
		10,260,267

Germany: 3.76%
33,000	E.ON AG	976,675
25,000	Fraport AG Frankfurt Airport Services Worldwide	1,524,286
12,500	Siemens AG	1,322,014
		3,822,975
Hong Kong: 6.91%
700,000	China Merchants Holdings International Co., Ltd.	2,544,191
2,500,000	China Water Affairs Group, Ltd.	902,196
800,000	COSCO Pacific, Ltd.	1,204,302
2,500,000	Guangdong Investment, Ltd.	1,304,961
750,000	Noble Group, Ltd.	1,077,865
		7,033,515
Italy: 6.16%
240,500	Atlantia SpA	4,983,504
100,000	Danieli & C. Officine Meccaniche SpA	1,284,184
		6,267,688
Japan: 2.74%
130,000	Kamigumi Co., Ltd.	965,501
45,000	Komatsu, Ltd.	1,044,681
52,500	Mitsui & Co., Ltd.	781,085
		2,791,267
Mexico: 0.72%
15,500	Grupo Aeroportuario del Sureste SAB de CV, ADR	735,940
Netherlands: 4.22%
90,000	Koninklijke Vopak NV	4,295,471
Russia: 0.52%
25,000	Gazprom OAO, Sponsored ADR	524,750
Singapore: 1.01%
400,000	CSE Global, Ltd.	325,451
325,000	Singapore Airport Terminal Services, Ltd.	704,319
		1,029,770
Spain: 2.47%
135,000	Abertis Infraestructuras SA	2,515,814
Switzerland: 1.92%
18,000	ABB, Ltd. (a)	379,362
25,000	Foster Wheeler AG (a)	611,500
15,000	Transocean, Ltd. (a)	964,350
		1,955,212
United Kingdom: 5.72%
450,000	Centrica Plc	2,286,830
245,000	National Grid Plc	2,078,293
83,100	Scottish & Southern Energy Plc	1,459,452
		5,824,575

United States: 18.91%
25,000	AES Corp. (a)	283,750
35,000	American Tower Corp., Class A (a)	1,794,100
4,000	Anadarko Petroleum Corp.	228,200
9,000	Cameron International Corp. (a)	386,640
8,500	Crown Castle International Corp. (a)	375,275
25,900	Energy Transfer Partners, L.P.	1,250,452
7,000	Entergy Corp.	535,710
32,500	FirstEnergy Corp.	1,252,550
26,000	Halliburton Co.	859,820
12,500	Insituform Technologies, Inc. (a)	302,250
12,500	McDermott International, Inc. (a)	184,750
17,500	Mosaic Co.	1,028,300
15,000	NextEra Energy, Inc.	815,850
22,500	Petrohawk Energy Corp. (a)	363,150
28,500	PG & E Corp.	1,294,470
5,900	Plains All American Pipeline, LP	371,169
9,000	SBA Communications Corp., Class A (a)	362,700
112,500	Spectra Energy Corp.	2,536,875
262,000	Williams Cos., Inc.	5,006,820
		19,232,831
	Total Common Stocks (Cost $87,636,723)	97,258,698

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.05%
$55,038	Citibank - New York 0.030%, 10/01/10	55,038

	Total Short-Term Bank Debt Instruments (Cost $55,038)	55,038
	Total Investments: 95.65% (Cost $87,691,761)	97,313,736
	Net Other Assets and Liabilities: 4.35%	4,428,183
	Net Assets: 100.00%	$101,741,919

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR – American Depositary Receipt.

Forward Growth Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.13%
Consumer Discretionary: 21.70%
36,179	BJ’s Restaurants, Inc. (a)	$1,018,801
128,220	Bluegreen Corp. (a)	357,734
8,310	Capella Education Co. (a)	645,022
16,977	Citi Trends, Inc. (a)	411,013
33,929	Cooper Tire & Rubber Co.	666,026
96,676	Cost Plus, Inc. (a)(b)	401,205
95,201	Crocs, Inc. (a)	1,238,565
21,233	Entropic Communications, Inc. (a)	203,837
47,234	G-III Apparel Group, Ltd. (a)	1,482,203
66,390	GSI Commerce, Inc. (a)	1,639,833
53,054	Hibbett Sports, Inc. (a)	1,323,697
21,989	Lumber Liquidators Holdings, Inc. (a)	540,270
42,173	Maidenform Brands, Inc. (a)	1,216,691
62,957	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	489,805
13,218	Monro Muffler Brake, Inc.	609,482
44,934	NutriSystem, Inc. (b)	864,530
8,750	Polaris Industries, Inc.	569,625
37,036	Select Comfort Corp. (a)	251,104
103,123	Shuffle Master, Inc. (a)	867,264
31,122	Tempur-Pedic International, Inc. (a)	964,782
90,971	Texas Roadhouse, Inc., Class A (a)	1,279,052
36,201	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,057,069
43,227	Vitacost.com, Inc. (a)	259,794
97,320	Wabash National Corp. (a)	787,319
29,944	Warnaco Group, Inc. (a)	1,531,038
36,610	WESCO International, Inc. (a)	1,438,407
94,927	Wet Seal, Inc., Class A (a)	321,803
		22,435,971
Consumer Staples: 1.61%
40,637	Diamond Foods, Inc. (b)	1,665,711
Energy: 4.72%
55,151	Brigham Exploration Co. (a)	1,034,081
92,769	Newpark Resources, Inc. (a)	779,260
73,282	RPC, Inc.	1,550,647
15,840	Whiting Petroleum Corp. (a)	1,512,878
		4,876,866
Financial Services: 5.45%
29,448	Columbia Banking System, Inc.	578,653
12,694	CoreSite Realty Corp. (a)	208,055
71,819	DiamondRock Hospitality Co. (a)	681,562
42,127	DuPont Fabros Technology, Inc.	1,059,494
14,090	IBERIABANK Corp.	704,218
27,230	Signature Bank (a)	1,057,613
78,101	Texas Capital Bancshares, Inc. (a)	1,348,805
		5,638,400
Health Care: 17.35%
84,033	BioMimetic Therapeutics, Inc. (a)	957,976

82,166	Bio-Reference Laboratories, Inc. (a)	1,713,983
163,408	BioScrip, Inc. (a)	843,186
3,430	Caliper Life Sciences, Inc. (a)	13,686
22,597	Catalyst Health Solutions, Inc. (a)	795,640
10,000	Cepheid, Inc. (a)	187,100
57,322	Depomed, Inc. (a)	256,803
57,812	Exact Sciences Corp. (a)	418,559
20,770	HealthSouth Corp. (a)	398,784
16,522	Human Genome Sciences, Inc. (a)	492,190
96,381	Inspire Pharmaceuticals, Inc. (a)	573,467
35,130	Isis Pharmaceuticals, Inc. (a)	295,092
12,875	MedAssets, Inc. (a)	270,890
94,795	Micromet, Inc. (a) (b)	637,022
14,284	Molina Healthcare, Inc. (a)	385,525
36,529	MWI Veterinary Supply, Inc. (a)	2,108,454
59,493	NPS Pharmaceuticals, Inc. (a)	406,932
9,580	NuVasive, Inc. (a)	336,641
28,724	PAREXEL International Corp. (a)	664,386
14,272	Pharmasset, Inc. (a)	421,024
23,068	Regeneron Pharmaceuticals, Inc. (a)	632,063
43,520	Salix Pharmaceuticals, Ltd. (a)	1,728,614
13,968	Sirona Dental Systems, Inc. (a)	503,407
34,607	Thoratec Corp. (a)	1,279,767
62,269	Volcano Corp. (a)	1,617,749
		17,938,940
Materials & Processing: 6.27%
45,188	Allied Nevada Gold Corp. (a)	1,197,482
60,269	Horsehead Holding Corp. (a)	594,855
40,806	Kraton Performance Polymers, Inc. (a)	1,107,883
12,702	NewMarket Corp.	1,443,964
52,960	Olin Corp.	1,067,674
6,240	Rock-Tenn Co., Class A	310,814
13,030	Schweitzer-Mauduit International, Inc.	759,779
		6,482,451
Producer Durables: 12.49%
36,113	Actuant Corp., Class A	829,154
70,986	AirTran Holdings, Inc. (a)	521,747
15,620	American Superconductor Corp. (a)(b)	485,782
28,477	Esterline Technologies Corp. (a)	1,629,739
44,781	ExlService Holdings, Inc. (a)	870,990
44,722	FARO Technologies, Inc. (a)	975,387
16,715	HNI Corp.	480,723
46,264	Hub Group, Inc., Class A (a)	1,353,685
77,990	Kforce, Inc. (a)	1,070,023
43,500	Korn/Ferry International (a)	719,490
15,630	Nordson Corp.	1,151,775
14,268	Triumph Group, Inc.	1,064,250
58,823	UTI Worldwide, Inc.	945,874
25,110	Woodward Governor Co.	814,066
		12,912,685
Technology: 29.54% (c)
29,571	AboveNet, Inc. (a)	1,540,353
26,003	Acme Packet, Inc. (a)	986,554
23,811	Ansys, Inc. (a)	1,006,015
60,220	Aruba Networks, Inc. (a)	1,285,095
42,269	Cavium Networks, Inc. (a)	1,215,656
81,578	DemandTec, Inc. (a)	767,649
32,346	Ebix, Inc. (a)	758,514
11,540	Hittite Microwave Corp. (a)	549,881

42,300	II-VI, Inc. (a)	1,579,059
56,166	IPG Photonics Corp. (a)	1,355,847
56,137	Microsemi Corp. (a)	962,750
4,861	MicroStrategy, Inc., Class A (a)	421,011
110,951	Mindspeed Technologies, Inc. (a)	862,089
41,026	NetLogic Microsystems, Inc. (a)	1,131,497
64,650	Rackspace Hosting, Inc. (a)(b)	1,679,607
73,407	Radiant Systems, Inc. (a)	1,255,260
25,851	Riverbed Technology, Inc. (a)	1,178,289
19,113	Rovi Corp. (a)	963,486
37,932	Rubicon Technology, Inc. (a)	860,677
26,349	SciQuest, Inc. (a)	318,296
46,501	Sourcefire, Inc. (a)	1,341,089
52,401	SuccessFactors, Inc. (a)	1,315,789
67,331	Support.com, Inc. (a)	308,376
56,522	Taleo Corp., Class A (a)	1,638,573
76,989	TIBCO Software, Inc. (a)	1,365,785
40,583	Ultimate Software Group, Inc. (a)	1,568,127
14,774	Universal Display Corp. (a)(b)	347,189
10,497	Veeco Instruments, Inc. (a)(b)	366,030
17,920	VeriFone Systems, Inc. (a)	556,774
25,784	Viasat, Inc. (a)	1,059,980
		30,545,297
	Total Common Stocks (Cost $76,662,137)	102,496,321

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.80%
$1,859,506	Citibank - New York
	0.030%, due 10/01/10	1,859,506
	Total Short-Term Bank Debt Instruments
	(Cost $1,859,506)	1,859,506
	Total Investments: 100.93%
	(excluding investments purchased with cash collateral from securities loaned)
	(Cost $78,521,643)	104,355,827
Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 5.38%
5,559,315	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.230% 7 day-yield (d)	5,559,315
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $5,559,315)	5,559,315
	Total Investments: 106.31% (Cost $84,080,958)	109,915,142
	Net Other Assets and Liabilities: (6.31)%	(6,518,904)
	Net Assets: 100.00%	$103,396,238

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

Forward High Yield Bond Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Principal Amount		Value (Note 1)
CORPORATE BONDS: 96.59%
Basic Materials: 5.79%
	Essar Steel Algoma, Inc., Sr. Sec. Notes
$1,000,000	9.375%, 03/15/15 (b)	$1,010,000
	Exopack Holding Corp., Gtd. Notes
1,000,000	11.250%, 02/01/14	1,027,500
	Hexion Specialty Chemicals, Inc., Sr. Unsec. Notes
1,000,000	8.375%, 04/15/16	855,000
	Huntsman International Llc, Sr. Sub. Notes
1,000,000	8.625%, 03/15/21 (b)	1,040,000
	Rockwood Specialties Group, Inc., Gtd. Notes
1,000,000	7.500%, 11/15/14	1,027,500
	Vertellus Specialties, Inc., Sr. Sec. Notes
1,000,000	9.375%, 10/01/15 (b)	1,040,000
		6,000,000
Communications: 8.51%
	Cablevision Systems Corp., Sr. Unsec. Notes
1,000,000	8.625%, 09/15/17	1,105,000
	Digicel Group, Ltd., Sr. Unsec. Notes
1,000,000	8.875%, 01/15/15 (b)	1,025,000
	Frontier Communications Corp., Sr. Unsec. Notes
1,500,000	9.000%, 08/15/31	1,606,875
	Global Crossing UK Finance Plc, Sr. Sec. Notes
1,000,000	10.750%, 12/15/14	1,035,000
	Gray Television, Inc.,Sr. Sec. Notes
1,000,000	10.500%, 06/29/15	1,003,750
	GXS Worldwide, Inc., Sr. Sec. Notes
1,000,000	9.750%, 06/15/15	1,001,250
	Nextel Communications, Inc., Gtd. Notes, Series D
1,000,000	7.375%, 08/01/15	1,010,000
	PAETEC Holding Corp., Gtd. Notes
1,000,000	9.500%, 07/15/15	1,025,000
		8,811,875
Consumer Cyclical: 16.55%
	Air Canada, Sr. Unsec. Notes
1,000,000	12.000%, 02/01/16 (b)	965,000
	American Airlines, Inc., Sr. Sec. Notes
1,000,000	10.500%, 10/15/12 (b)	1,085,000
	American Casino Entertainment, Sr. Sec. Notes
1,000,000	11.000%, 06/15/14	980,000
	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec. Notes
1,000,000	7.125%, 05/20/16	1,047,500

	Ferrellgas Partners LP, Sr. Unsec. Notes
$1,000,000	8.625%, 06/15/20	1,077,500
	Ford Motor Co., Sr. Unsec. Notes
1,000,000	6.500%, 08/01/18	1,022,500
	Goodyear Tire & Rubber Co., Sr. Unsec. Notes
1,000,000	10.500%, 05/15/16	1,137,500
	Lions Gate Entertainment, Inc., Sr. Sec. Notes
1,000,000	10.250%, 11/01/16 (b)	1,020,000
	Marquee Holdings, Inc., Sr. Discount Notes
1,000,000	9.505%, 08/15/14 (c)	825,000
	MGM Mirage, Gtd. Notes
1,000,000	7.500%, 06/01/16	850,000
	NCL Corp., Ltd., Sr. Secured Notes
1,000,000	11.750%, 11/15/16	1,125,000
	Nebraska Book Co., Inc., Sr. Sec. Notes
1,000,000	10.000%, 12/01/11	1,017,500
	New Albertsons, Inc., Unsec. Notes
1,500,000	7.750%, 06/15/26	1,278,750
	Pantry, Inc., Gtd. Notes
1,000,000	7.750%, 02/15/14	1,007,500
	Peninsula Gaming Llc, Gtd. Notes
1,000,000	10.750%, 08/15/17	1,061,250
	Rite Aid Corp., Sr. Unsec. Notes
1,000,000	7.700%, 02/15/27	575,000
	Wynn Las Vegas Llc / Wynn Las Vegas Capital Corp. Notes
1,000,000	7.750%, 08/15/20 (b)	1,060,000
		17,135,000
Consumer Non-Cyclical: 20.02%
	ACCO Brands Corp., Gtd. Notes
1,000,000	7.625%, 08/15/15	965,000
	Alliance HealthCare Services, Inc., Sr. Unsec. Notes
1,000,000	8.000%, 12/01/16	932,500
	C&S Group Enterprises Llc, Notes
1,000,000	8.375%, 05/01/17 (b)	981,250
	Capella Healthcare, Inc., Gtd. Notes
1,000,000	9.250%, 07/01/17 (b)	1,072,500
	Cardtronics, Inc., Gtd. Notes
1,000,000	8.250%, 09/01/18	1,057,500
	Central Garden and Pet Co., Gtd. Notes
1,000,000	8.250%, 03/01/18	1,026,250
	Cenveo Corp., Gtd. Notes
1,000,000	10.500%, 08/15/16 (b)	1,027,500
	Dyncorp International Corp., Sr. Unsec. Notes
1,000,000	10.375%, 07/01/17 (b)	1,000,000
	Healthsouth Corp., Gtd. Notes
1,000,000	7.750%, 09/15/22	1,010,000
	Hertz Corp., Gtd. Notes
1,000,000	7.500%, 10/15/18 (b)	1,005,000
	Ingles Markets, Inc., Sr. Unsec. Notes
1,000,000	8.875%, 05/15/17	1,082,500

	LifePoint Hospitals, Inc., Gtd. Notes
1,250,000	6.625%, 10/01/20 (b)	1,278,125
	Michael Foods, Inc., Sr. Notes
$1,000,000	9.750%, 07/15/18 (b)	1,075,000
	Patheon, Inc., Sr. Sec. Notes
1,000,000	8.625%, 04/15/17 (b)	1,030,000
	Prospect Medical Holdings, Inc., Sr. Sec. Notes
1,000,000	12.750%, 07/15/14	1,090,000
	Radiation Therapy Services, Inc., Sr. Sub. Notes
1,000,000	9.875%, 04/15/17 (b)	992,500
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer Llc, Sr. Notes
1,000,000	8.500%, 05/15/18 (b)	982,500
	RSC Equipment Rental, Inc., Gtd. Notes
1,000,000	9.500%, 12/01/14	1,041,250
	Stonemor Operating Llc/Cornerstone Family Services/Osiris Holdings, Gtd. Notes
1,000,000	10.250%, 12/01/17 (b)	1,067,500
	Universal Hospital Services, Inc., Sr. Sec. PIK Notes
1,000,000	8.500%, 06/01/15	1,011,250
		20,728,125
Diversified: 1.01%
	Susser Holdings Llc / Susser Finance Corp., Gtd. Notes
1,000,000	8.500%, 05/15/16	1,045,000
		1,045,000
Energy: 13.97%
	Antero Resources Finance Corp., Gtd. Notes
1,000,000	9.375%, 12/01/17	1,067,500
	Concho Resources, Inc., Gtd. Notes
1,000,000	8.625%, 10/01/17	1,065,000
	Copano Energy Llc / Copano Energy Finance Corp., Gtd. Notes
1,000,000	8.125%, 03/01/16	1,025,000
	Drummond Co., Inc., Sr. Unsec. Notes
1,000,000	9.000%, 10/15/14 (b)	1,061,250
	EXCO Resources, Inc., Gtd. Notes
1,000,000	7.500%, 09/15/18	998,750
	Global Geophysical Services, Inc., Notes
1,000,000	10.500%, 05/01/17 (b)	1,022,500
	International Coal Group, Inc., Sr. Sec. Notes
1,000,000	9.125%, 04/01/18	1,070,000
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes, Series B
1,000,000	6.875%, 11/01/14	1,016,250
	Murray Energy Corp., Gtd. Notes
1,000,000	10.250%, 10/15/15 (b)	1,042,500
	NFR Energy Llc/NFR Energy Finance Corp., Gtd. Notes
1,000,000	9.750%, 12/15/17 (b)	1,005,000
	Parker Drilling Co., Sr. Notes
1,000,000	9.125%, 04/01/18 (b)	1,020,000

	Pioneer Drilling Co., Sr. Notes
1,000,000	9.875%, 03/15/18 (b)	1,027,500
	Plains Exploration & Production Co., Gtd. Notes
1,000,000	7.750%, 06/15/15	1,053,750
	Quicksilver Resources, Inc., Gtd. Notes
1,000,000	7.125%, 04/01/16	992,500
		14,467,500
Financial: 10.28%
	CIT Group, Inc., Sr. Sec. Notes
1,500,000	7.000%, 05/01/17	1,475,625
	Felcor Lodging LP, Sr. Sec. Notes
1,000,000	10.000%, 10/01/14	1,091,250
	Ford Motor Credit Co. Llc, Sr. Unsec. Notes
1,500,000	5.625%, 09/15/15	1,544,796
	GMAC, Inc., Sr. Unsec. Notes
1,500,000	6.750%, 12/01/14	1,549,724
	Nalco Finance Holdings, Inc., Sr. Discount Notes
1,000,000	9.000%, 02/01/14	1,027,500
	Nuveen Investments, Inc., Sr. Unsec. Notes
1,000,000	5.500%, 09/15/15	797,500
	Pinafore Llc/ Inc., Sr. Sec. Notes
1,000,000	9.000%, 10/01/18 (b)	1,055,000
	Pinnacle Foods Finance Llc / Pinnacle Foods Finance Corp., Gtd. Notes
1,000,000	10.625%, 04/01/17	1,068,750
	Provident Funding Associates, Sr. Sec. Notes
1,000,000	10.250%, 04/15/17 (b)	1,035,000
		10,645,145
Industrial: 14.84%
	Ardagh Packaging Finance Plc, Gtd. Notes
1,000,000	9.125%, 10/15/20 (b)	1,035,000
	Berry Plastics Corp., Gtd. Notes
1,000,000	10.250%, 03/01/16	935,000
	Case New Holland, Inc., Gtd. Notes
1,000,000	7.750%, 09/01/13	1,091,250
	Columbus McKinnon Corp., Gtd. Notes
1,000,000	8.875%, 11/01/13	1,025,000
	EnergySolutions, Inc., Llc, Co. Gtd. Notes
1,000,000	10.750%, 08/15/18 (b)	1,082,500
	Esco Corp., Gtd. Notes
1,000,000	4.167%, 12/15/13 (b)(d)	920,000
	Graham Packaging Co. LP/GPC Capital Corp. I, Sr. Unsec. Notes
1,000,000	8.250%, 10/01/18 (b)	1,021,250
	Kemet Corp., Sec. Notes
1,000,000	10.500%, 05/01/18 (b)	1,051,250
	Liberty Tire Recycling, Gtd. Notes
1,000,000	11.000%, 10/01/16 (b)	1,025,000
	Manitowoc Co., Inc., Gtd. Notes
1,000,000	9.500%, 02/15/18	1,050,000
	Martin Midstream Partners / Martin Midstream Finance, Sr. Unsec. Notes
1,000,000	8.875%, 04/01/18 (b)	1,010,000

	Maxim Crane Works LP, Sr. Sec. Notes
1,000,000	12.250%, 04/15/15 (b)	912,500
	Trimas Corp., Sr. Sec. Notes
$1,000,000	9.750%, 12/15/17 (b)	1,080,000
	Triumph Group, Inc., Gtd. Notes
1,000,000	8.000%, 11/15/17	1,030,000
	Viasystems, Inc., Sr. Sec. Notes
1,000,000	12.000%, 01/15/15 (b)	1,096,250
		15,365,000
Technology: 1.98%
	MagnaChip Semiconductor SA, Sr. Notes
1,000,000	10.500%, 04/15/18 (b)	1,062,500
	Stream Global Services, Inc., Sr. Sec. Notes
1,000,000	11.250%, 10/01/14	990,000
		2,052,500
Utilities: 3.64%
	AES Corp., Sr. Unsec. Notes
1,000,000	7.750%, 03/01/14	1,075,000
	NRG Energy, Inc., Gtd. Notes
1,000,000	8.250%, 09/01/20 (b)	1,036,250
	RRI Energy, Inc., Sr. Unsec. Notes
1,000,000	7.625%, 06/15/14	995,000
	Texas Competitive Electric Holdings Llc, Gtd. Notes, Series B
1,000,000	10.250%, 11/01/15 (c)	660,000
		3,766,250
	Total Corporate Bonds (Cost $94,938,576)	100,016,395
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.13%
$1,174,328	Citibank - New York 0.030%, due 10/01/10	1,174,328
	Total Short-Term Bank Debt Instruments (Cost $1,174,328)	1,174,328
	Total Investments: 97.72% (Cost $96,112,904)	101,190,723
	Net Other Assets and Liabilities: 2.28%	2,356,661
	Net Assets: 100.00%	$103,547,384

(a)	Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $40,358,125, representing 38.98% of net assets.

(c)	Represents a step bond. Rate disclosed is as of September 30, 2010.

(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2010.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

PIK - Payment in-kind

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Forward International Dividend Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 91.88%
Argentina: 0.98%
4,500	BBVA Banco Frances SA, ADR	$44,550
Australia: 1.09%
2,000	Orica, Ltd.	49,700
Austria: 2.12%
1,800	Vienna Insurance Group AG	96,755
Belgium: 1.61%
1,200	EVS Broadcast Equipment SA	73,616
Brazil: 8.58%
12,866	BM&F BOVESPA SA	107,673
5,000	Cielo SA	43,144
800	Companhia de Bebidas das Americas, ADR	99,024
5,850	Itau Unibanco Holding SA, ADR	141,453
		391,294
Canada: 1.45%
3,000	Shaw Communications, Inc., Class B	66,030
France: 3.95%
4,106	Air Liquide SA, ADR	100,474
2,250	BNP Paribas, ADR	79,740
		180,214
Hong Kong: 15.36%
38,000	Allied Group, Ltd.	149,378
14,600	BOC Hong Kong Holdings, Ltd.	46,290
180,000	City Telecom HK, Ltd.	111,589
19,000	First Pacific Co., Ltd., Sponsored ADR	84,170
20,000	Link REIT	59,287
105,000	Prosperity REIT	22,735
67,000	TAI Cheung Holdings, Ltd.	45,681
93,700	Tao Heung Holdings, Ltd.	35,626
9,050	VTech Holdings, Ltd.	92,496
63,500	XTEP International Holdings, Ltd.	53,361
		700,613
India: 0.93%
2,300	Bajaj Holdings and Investment, Ltd., Sponsored GDR (b)	42,509
Indonesia: 3.99%

440,000	BW Plantation Tbk PT (c)	42,891
45,000	PT Charoen Pokphand Indonesia Tbk	43,866
230,000	PT Mitra Adiperkasa Tbk	57,983
900	PT Telekomunikasi Indonesia Tbk, ADR	37,161
		181,901
Ireland: 5.80%
3,800	Charter International Plc	41,428
7,500	Experian Group, Ltd., Sponsored ADR	81,375
2,547	WPP Group Plc, Sponsored ADR (c)	141,791
		264,594
Italy: 5.82%
11,850	Danieli & Co. Officine Meccaniche SpA	152,176
2,830	Saipem SpA	113,348
		265,524
Japan: 9.21%
3,200	Hoya Corp., Sponsored ADR	77,664
1,300	ITOCHU Techno-Solutions Corp.	42,451
6,500	Komatsu, Ltd.	150,898
7,400	Kuraray Co., Ltd.	93,431
1,600	Santen Pharmaceutical Co., Ltd.	55,410
		419,854
Luxembourg: 1.01%
1,200	Tenaris SA, ADR	46,104
Malaysia: 3.38%
57,000	Genting Bhd	62,594
8	Inpex Corp.	37,662
40,000	PLUS Expressways Bhd	54,033
		154,289
Nigeria: 1.06%
100,000	Nigerian Breweries Plc	48,259
Russia: 1.12%
900	OAO LUKOIL, Sponsored ADR	51,030
Singapore: 2.04%
53,000	CSE Global, Ltd.	43,122
15,500	Singapore Press Holdings, Ltd.	50,091
		93,213
Switzerland: 5.73%
2,330	Novartis AG, ADR	134,371
2,550	Syngenta AG, ADR	126,965
		261,336
Taiwan: 2.16%
9,713	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,490

Thailand: 0.91%
53,000	Thai Vegetable Oil Pcl, Non-Voting Depositary Receipt	41,562
Turkey: 6.50%
2,745	Anadolu Efes Biracilik Ve Malt Sanayii AS	42,886
39,669	Anadolu Hayat Emeklilik AS	156,312
7,500	Pinar Sut Mamulleri Sanayii AS	51,329
3,800	Turk Traktor ve Ziraat Makineleri AS	45,709
		296,236
United Kingdom: 7.08%
1,000	Chemring Group Plc	47,221
1,325	GlaxoSmithKline Plc, Sponsored ADR	52,364
3,200	Standard Chartered Plc	91,791
1,340	Unilever Plc, Sponsored ADR	38,994
11,695	Vitec Group Plc	92,593
		322,963
	Total Common Stocks (Cost $3,164,554)	4,190,636

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.25%
	Citibank - New York
$285,259	0.030%, 10/01/10	285,259
	Total Short-Term Bank Debt Instruments (Cost $285,259)	285,259
	Total Investments: 98.13% (Cost $3,449,813)	4,475,895
	Net Other Assets and Liabilities: 1.87%	85,046
	Net Assets: 100.00%	$4,560,941

(a)	Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $42,509 representing 0.93% of net assets.

(c)	Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

REIT - Real Estate Investment Trust.

Percentages are stated as a percent of net assets.

Forward International Equity Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.21%
Australia: 6.10%
12,545	Australia & New Zealand Banking Group, Ltd.	$287,128
27,988	Avoca Resources, Ltd. (b)	81,155
155,673	CFS Retail Property Trust	285,132
46,111	Challenger Financial Services Group, Ltd.	188,525
38,618	Coca-Cola Amatil, Ltd.	447,167
14,066	Mineral Resources, Ltd.	143,568
110,969	Mount Gibson Iron, Ltd. (b)	187,699
277,148	OZ Minerals, Ltd.	389,761
5,971	Rio Tinto, Ltd.	443,060
108,789	Telstra Corp., Ltd.	275,492
41,139	Woolworths, Ltd.	1,146,760
		3,875,447
Austria: 0.32%
5,432	OMV AG	203,346
Belgium: 0.20%
2,868	KBC Groep NV (b)	128,652
Brazil: 4.45%
9,447	Banco do Brasil SA	178,053
6,400	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	291,264
15,900	EDP - Energias do Brasil SA	340,929
7,000	Localiza Rent a Car SA	116,667
3,300	Lojas Renner SA	112,145
26,000	Natura Cosmeticos SA	702,400
25,000	Petroleo Brasileiro SA, Class A, ADR	820,499
9,600	Vale SA, Class B, ADR	266,400
		2,828,357
Chile: 0.85%
1,600	Banco Santander Chile, ADR	154,480
10,280	Cia Cervecerias Unidas SA	115,840
3,897	Empresa Nacional de Telecomunicaciones SA	63,292
7,105	Lan Airlines SA	208,691
		542,303
China: 4.44%
264,000	Bank of China, Ltd., Class H	138,484
160,720	Chaoda Modern Agriculture Holdings, Ltd.	133,194
817,000	China Construction Bank Corp., Class H	716,034
286,000	Dongfeng Motor Group Co., Ltd., Class H	585,355
219,382	Industrial & Commercial Bank of China	163,430
129,100	PetroChina Co., Ltd., Class H	150,251
318,000	Renhe Commercial Holdings Co., Ltd.	59,429

56,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	159,508
10,900	Tencent Holdings, Ltd.	238,262
45,000	Weichai Power Co., Ltd., Class H	475,586
		2,819,533
Czech Republic: 0.19%
2,633	CEZ AS	117,897
Denmark: 2.69%
25	A P Moller-Maersk AS, Class B (b)	208,989
15,134	Novo Nordisk AS, Class B	1,501,828
		1,710,817
Egypt: 0.29%
24,070	Commercial International Bank Egypt SAE	181,381
France: 5.58%
8,263	AXA SA	144,468
9,372	BNP Paribas	666,545
2,479	Gecina SA	294,017
1,773	Schneider Electric SA	224,809
18,255	Societe Generale	1,051,440
22,538	Total SA	1,161,558
		3,542,837
Germany: 6.71%
9,070	Aareal Bank AG (b)	201,545
4,826	Aixtron AG	145,068
11,610	BASF SE	735,972
6,135	Bayerische Motoren Werke AG	430,137
8,278	Deutsche Bank AG	453,093
9,886	Hannover Rueckversicherung AG	455,526
9,149	Muenchener Rueckversicherungs AG	1,266,073
5,443	Siemens AG	575,658
		4,263,072
Greece: 0.16%
6,700	Public Power SA	104,399
Hong Kong: 2.02%
59,000	Cathay Pacific Airways, Ltd.	160,069
93,000	CNOOC, Ltd.	180,274
41,000	Hysan Development Co., Ltd.	146,903
21,000	Swire Pacific, Ltd.	289,334
28,000	VTech Holdings, Ltd.	286,176
58,500	Yue Yuen Industrial Holdings, Ltd.	216,769
		1,279,525
India: 2.08%
1,800	HDFC Bank, Ltd., Sponsored ADR	331,866
9,200	Infosys Technologies, Ltd., ADR	619,252
2,110	State Bank of India, Ltd., GDR (c)	302,363
2,600	Tata Motors, Ltd., Sponsored ADR	66,326
		1,319,807

Indonesia: 0.97%
33,500	Astra International	212,824
126,500	Bank Rakyat Indonesia	141,737
236,400	Semen Gresik Persero	262,224
		616,785
Italy: 1.01%
29,856	ENI SpA	644,301
Japan: 15.89%
34,000	77 Bank, Ltd.	172,281
139,000	Aozora Bank, Ltd.	204,804
57,000	Asahi Glass Co., Ltd.	581,060
23,000	Asahi Kasei Corp.	126,737
12,000	Canon, Inc.	559,895
32,000	Daiwa House Industry Co., Ltd.	321,993
4,600	Dena Co., Ltd.	144,866
70,000	DIC Corp.	123,263
58,000	Fuji Heavy Industries, Ltd.	369,621
3,600	FUJIFILM Holdings Corp.	119,238
65,000	Fujitsu, Ltd.	456,277
12,900	Honda Motor Co., Ltd.	457,867
38,900	ITOCHU Corp.	356,009
33,000	Joyo Bank, Ltd.	143,891
97	KDDI Corp.	464,201
43,000	Kobe Steel, Ltd.	100,958
124,000	Marubeni Corp.	701,101
54,000	Mitsubishi Electric Corp.	464,447
17,100	Mitsui & Co., Ltd.	254,411
107,000	Mitsui Mining & Smelting Co., Ltd.	306,338
18,000	Mitsui O.S.K. Lines, Ltd.	113,201
4,700	Musashino Bank, Ltd.	144,862
21,000	Nippon Electric Glass Co., Ltd.	286,272
49,000	Nippon Yusen Kabushiki Kaisha	200,743
7,320	ORIX Corp.	559,435
59,000	Osaka Gas Co., Ltd.	212,734
33,000	Sakai Chemical Industry Co., Ltd.	138,356
73,000	Sapporo Hokuyo Holdings, Inc.	337,542
10,700	Sony Corp.	330,818
167,000	Tokyo Gas Co., Ltd.	758,181
69,000	Toyo Ink Manufacturing Co., Ltd.	271,107
56	West Japan Railway Co.	200,843
26,000	Yamanashi Chuo Bank, Ltd.	104,336
		10,087,688
Malaysia: 0.84%
186,200	Tenaga Nasional Bhd	532,000
Mexico: 0.60%
13,300	Banco Compartamos SA de CV	84,697
40,900	GEO SAB de CV, Series B (b)	117,101
61,100	Grupo Mexico SAB de CV, Series B	176,101
		377,899

Netherlands: 1.87%
47,808	ING Groep NV (b)	495,977
10,530	Koninklijke Ahold NV	141,943
10,774	Koninklijke DSM NV	551,963
		1,189,883
Norway: 2.20%
44,866	DnB NOR ASA (b)	610,684
18,550	StatoilHydro ASA	387,014
25,400	Telenor ASA	397,769
		1,395,467
Poland: 0.43%
6,698	KGHM Polska Miedz SA	270,284
Russia: 1.78%
5,829	Lukoil OAO, ADR	331,087
7,939	Mining and Metallurgical Company Norilsk Nickel, ADR	135,360
17,550	Mobile Telesystems OJSC, ADR	372,587
7,229	Pharmstandard, GDR (b)(c)	161,568
4,115	Tatneft, ADR (c)	128,758
		1,129,360
Singapore: 1.56%
11,200	Jardine Matheson Holdings, Ltd.	505,569
225,000	Noble Group, Ltd.	323,359
13,000	Singapore Airlines, Ltd.	161,326
		990,254
South Africa: 1.34%
5,764	Exxaro Resources, Ltd.	99,564
27,708	Shoprite Holdings, Ltd.	393,344
8,217	Standard Bank Group, Ltd.	130,854
12,812	Truworths International, Ltd.	128,667
25,923	Woolworths Holdings, Ltd.	100,564
		852,993
South Korea: 3.63%
12,060	Daegu Bank, Ltd.	158,649
4,980	Kia Motors Corp.	160,723
6,700	Korea Electric Power Corp. (b)	172,752
1,112	Korea Zinc Co., Ltd.	305,245
979	LG Chem, Ltd.	286,338
30,732	LG Telecom, Ltd.	198,636
851	NHN Corp. (b)	146,280
1,600	POSCO, ADR	182,368
1,298	Samsung Electro-Mechanics Co., Ltd.	141,724
503	Samsung Electronics Co., Ltd.	342,759
1,554	Samsung Engineering Co., Ltd.	207,155
		2,302,629
Spain: 4.14%
42,213	Banco Bilbao Vizcaya Argentaria SA	570,003
76,169	Banco Santander SA	967,454
37,133	Enagas	752,491
6,955	Telefonica SA	172,230

4,975	Viscofan SA	163,993
		2,626,171
Sweden: 0.65%
9,943	Assa Abloy AB, Class B	250,775
4,510	Hennes & Mauritz AB, Class B	163,328
		414,103
Switzerland: 5.61%
6,751	Credit Suisse Group AG (c)	288,548
36,245	Nestle SA	1,930,927
7,073	Roche Holding AG	965,956
1,621	Zurich Financial Services AG	379,908
		3,565,339
Taiwan: 2.43%
194,068	Advanced Semiconductor Engineering, Inc.	156,850
55,065	Compal Electronics, Inc.	65,832
145,000	EVA Airways Corp. (b)	126,242
20,216	HON HAI Precision Industry Co., Ltd.	76,033
3,682	HTC Corp.	83,559
175,000	Macronix International Co., Ltd.	108,950
5,058	MediaTek, Inc.	71,074
66,064	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	669,889
215,000	Teco Electric & Machinery Co., Ltd.	124,562
138,000	United Microelectronics Corp.	61,178
		1,544,169
Thailand: 1.23%
564,200	Charoen Pokphand Foods PCL	469,392
224,400	CP ALL PCL	312,386
		781,778
Turkey: 0.98%
29,916	Turk Telekomunikasyon AS	134,426
79,784	Turkiye Is Bankasi, Class C	339,201
48,528	Turkiye Vakiflar Bankasi Tao, Class D	147,609
		621,236
United Kingdom: 15.97%
11,282	Aggreko Plc	278,248
11,314	Anglo American Plc	448,860
8,464	Antofagasta Plc	164,339
15,508	AstraZeneca Plc	787,727
54,411	BAE Systems Plc	292,577
26,933	BHP Billiton Plc	856,756
50,336	BP Plc	338,272
12,299	British American Tobacco Plc	458,764
533,050	BT Group Plc, Class A	1,172,311
33,735	Compass Group Plc	281,134
83,729	DS Smith Plc	196,505
53,914	GlaxoSmithKline Plc	1,062,476
38,018	JKX Oil & Gas Plc	192,425
16,372	Next Plc	569,926
44,558	Pearson Plc	689,810
26,728	Petrofac, Ltd.	576,480
19,992	Royal Dutch Shell Plc, Class A	601,726

17,951	Smith & Nephew Plc	163,696
25,054	Standard Chartered Plc	718,662
8,439	Vedanta Resources Plc	287,009
		10,137,703
	Total Common Stocks (Cost $49,462,177)	62,997,415

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.25%
	Citibank - New York
$161,378	0.030%, 10/01/10	161,378
	Total Short-Term Bank Debt Instruments (Cost $161,378)	161,378
	Total Investments: 99.46% (Cost $49,623,555)	63,158,793
	Net Other Assets and Liabilities: 0.54%	340,378
	Net Assets: 100.00%	$63,499,171

(a)	Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(b)	Non-income producing security.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $881,237 representing 1.39% of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Percentages are stated as a percent of net assets.

Forward International Fixed Income Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Principal Amount		Currency	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS: 64.95%
Australia: 0.28%
	Australian Government, Bonds, Series 124
25,000	5.750%, 05/15/21	AUD	$25,642
	Australian Government, Bonds, Series 217
10,000	6.000%, 02/15/17	AUD	10,236
	Australian Government, Bonds, Series 513
38,000	6.500%, 05/15/13	AUD	38,294
			74,172
Austria: 1.36%
	Republic of Austria, Bonds, Series 97 6
98,000	6.250%, 07/15/27	EUR	186,702
	Republic of Austria, Notes
100,000	3.400%, 10/20/14	EUR	145,334
17,000	4.300%, 07/15/14	EUR	25,437
			357,473
Belgium: 0.41%
	Belgium Government, Bonds, Series 56
75,000	3.500%, 03/28/15	EUR	108,429
Brazil: 2.57%
	Brazil Notas do Tesouro Nacional, Notes, Series F
670	10.000%, 01/01/12	BRL	388,529
200	10.000%, 01/01/14	BRL	112,114
290	10.000%, 01/01/17	BRL	157,929
35	10.000%, 01/01/21	BRL	18,484
			677,056
Canada: 0.91%
	Canadian Government, Bonds
40,000	3.750%, 06/01/12	CAD	40,418
78,000	4.000%, 06/01/16	CAD	83,355
30,000	5.000%, 06/01/37	CAD	37,555
30,000	5.000%, 06/01/14	CAD	32,553
	Canadian Government, Bonds, Series A55
30,000	8.000%, 06/01/23	CAD	44,261
			238,142
Colombia: 1.15%
	Colombia Government, Sr. Unsec. Bonds
62,000,000	7.750%, 04/14/21	COP	40,485

	Republic of Colombia, Unsub. Bonds
175,000,000	9.850%, 06/28/27	COP	138,993
170,000,000	12.000%, 10/22/15	COP	124,262
			303,740
Denmark: 0.83%
	Denmark (Kingdom of), Bonds
120,000	4.500%, 11/15/39	DKK	29,154
228,000	5.000%, 11/15/13	DKK	46,456
	Denmark (Kingdom of), Sr. Unsec. Bonds
100,000	3.125%, 03/17/14	EUR	143,877
			219,487
France: 2.99%
	French Government O.A.T., Bonds
75,000	3.500%, 04/25/15	EUR	110,366
80,000	3.750%, 04/25/21	EUR	118,948
20,000	4.000%, 04/25/55	EUR	31,912
200,000	4.250%, 04/25/19	EUR	309,424
40,000	4.500%, 04/25/41	EUR	67,329
	French Government Treasury Notes
100,000	4.500%, 07/12/13	EUR	148,596
			786,575
Germany: 12.97%
	Bundesobligation, Bonds, Series 153
80,000	4.000%, 10/11/13	EUR	118,805
	Bundesrepublik Deutschland, Bonds
100,000	6.250%, 01/04/24	EUR	192,699
	Bundesrepublik Deutschland, Bonds, Series 02
60,000	5.000%, 01/04/12	EUR	86,201
770,000	5.000%, 07/04/12	EUR	1,125,691
	Bundesrepublik Deutschland, Bonds, Series 03
100,000	3.750%, 07/04/13	EUR	146,634
	Bundesrepublik Deutschland, Bonds, Series 04
225,000	4.250%, 07/04/14	EUR	340,869
	Bundesrepublik Deutschland, Bonds, Series 06
304,000	3.750%, 01/04/17	EUR	462,148
	Bundesrepublik Deutschland, Bonds, Series 07
136,000	4.250%, 07/04/39	EUR	234,758
	Bundesrepublik Deutschland, Bonds, Series 09
160,000	3.750%, 01/04/19	EUR	244,771
	Bundesrepublik Deutschland, Bonds, Series 86
140,000	6.000%, 06/20/16	EUR	234,156
	Bundesrepublik Deutschland, Bonds, Series 97
110,000	6.500%, 07/04/27	EUR	224,255
			3,410,987
Hungary: 1.85%
	Hungary Government, Bonds, Series 12/C
17,000,000	6.000%, 10/24/12	HUF	83,708
	Hungary Government, Bonds, Series 15/A
54,200,000	8.000%, 02/12/15	HUF	282,506

	Hungary Government, Bonds, Series 20/A
23,000,000	7.500%, 11/12/20	HUF	119,597
			485,811
Indonesia: 0.29%
	Indonesia Government, Bonds, Series FR44
300,000,000	10.000%, 09/15/24	IDR	39,127
	Indonesia Government, Bonds, Series FR45
300,000,000	9.750%, 05/15/37	IDR	36,957
			76,084
Ireland: 0.23%
	Ireland Government Bonds, Sr. Unsub.
50,000	4.500%, 10/18/18	EUR	60,256
Italy: 2.88%
	Buoni Poliennali Del Tesoro, Bonds
100,000	4.250%, 08/01/13	EUR	143,690
70,000	4.250%, 08/01/14	EUR	101,341
100,000	4.500%, 08/01/18	EUR	146,166
140,000	4.500%, 02/01/20	EUR	202,720
60,000	6.000%, 05/01/31	EUR	95,978
	Italy Buoni Poliennali Del Tesoro, Bonds
30,000	5.000%, 09/01/40	EUR	42,676
15,000	6.500%, 11/01/27	EUR	25,225
			757,796
Japan: 14.66%
	Japan Government, Bonds, Series 21
21,800,000	2.300%, 12/20/35	JPY	286,024
	Japan Government, Bonds, Series 236
46,500,000	1.500%, 12/20/11	JPY	566,238
	Japan Government, Bonds, Series 257
47,000,000	1.300%, 12/20/13	JPY	583,524
	Japan Government, Bonds, Series 258
40,500,000	1.300%, 03/20/14	JPY	503,824
	Japan Government, Bonds, Series 274
36,000,000	1.500%, 12/20/15	JPY	458,339
	Japan Government, Bonds, Series 300
53,700,000	1.500%, 03/20/19	JPY	686,366
	Japan Government, Bonds, Series 80
58,800,000	2.100%, 06/20/25	JPY	770,632
			3,854,947
Malaysia: 2.03%
	Malaysian Government, Bonds, Series 0106
200,000	4.262%, 09/15/16	MYR	67,852
	Malaysian Government, Bonds, Series 0207
1,200,000	3.814%, 02/15/17	MYR	397,400
	Malaysian Government, Bonds, Series 0409
100,000	3.741%, 02/27/15	MYR	33,056
	Malaysian Government, Bonds, Series 0902
100,000	4.378%, 11/29/19	MYR	34,395

			532,703
Mexico: 2.40%
	Mexican Bonos, Bonds, Series M10
19,000	8.000%, 12/17/15	MXN	166,206
	Mexican Bonos, Bonds, Series M30
9,000	10.000%, 11/20/36	MXN	96,523
	Mexican Bonos, Bonds, Series MI10
28,000	8.000%, 12/19/13	MXN	239,229
	Mexican Bonos, Gtd. Bonds, Series M20
12,300	10.000%, 12/05/24	MXN	130,109
			632,067
Netherlands: 0.96%
	Netherlands Government, Bonds
70,000	4.000%, 07/15/16	EUR	106,525
100,000	5.000%, 07/15/12	EUR	146,215
			252,740
Norway: 0.08%
	Norway Government, Bonds
110,000	4.250%, 05/19/17	NOK	20,254
Peru: 0.42%
	Peru Bono Soberano, Bonds
110	6.900%, 08/12/37 (a)	PEN	42,519
160	8.200%, 08/12/26 (a)	PEN	68,588
			111,107
Poland: 2.98%
	Poland Government, Bonds, Series 0413
1,040,000	5.250%, 04/25/13	PLN	361,909
	Poland Government, Bonds, Series 0415
200,000	5.500%, 04/25/15	PLN	69,821
	Poland Government, Bonds, Series 0922
90,000	5.750%, 09/23/22	PLN	31,597
	Poland Government, Bonds, Series 1015
200,000	6.250%, 10/24/15	PLN	72,107
	Poland Government, Bonds, Series 1017
680,000	5.250%, 10/25/17	PLN	233,645
	Poland Government, Bonds, Series 1019
40,000	5.500%, 10/25/19	PLN	13,882
			782,961
South Africa: 2.73%
	Republic of South Africa, Bonds, Series R155
133,333	13.000%, 08/31/11	ZAR	20,331
	Republic of South Africa, Bonds, Series R157
980,000	13.500%, 09/15/15	ZAR	176,401
	Republic of South Africa, Bonds, Series R186
1,940,000	10.500%, 12/21/26	ZAR	341,675
	Republic of South Africa, Bonds, Series R201

400,000	8.750%, 12/21/14	ZAR	60,484
	Republic of South Africa, Bonds, Series R203
300,000	8.250%, 09/15/17	ZAR	44,363
	Republic of South Africa, Bonds, Series R204
520,000	8.000%, 12/21/18	ZAR	75,544
			718,798
Spain: 0.97%
	Bonos Y Oblig Del Estado, Bonds
150,000	5.500%, 07/30/17	EUR	227,176
	Spain Government, Bonds
20,000	3.150%, 01/31/16	EUR	27,111
			254,287
Sweden: 0.21%
	Swedish Government, Bonds, Series 1050
360,000	3.000%, 07/12/16	SEK	55,789
Switzerland: 0.17%
	Switzerland Government, Bonds
38,000	3.000%, 05/12/19	CHF	44,058
Thailand: 2.62%
	Thailand Government, Bonds
2,000,000	2.800%, 10/10/17	THB	65,952
4,000,000	4.125%, 11/18/16	THB	142,261
2,000,000	5.000%, 05/26/17	THB	74,817
5,000,000	5.250%, 05/12/14	THB	180,372
5,500,000	5.850%, 03/31/21	THB	226,650
			690,052
Turkey: 2.55%
	Turkey Government, Bonds
400,000	Zero Coupon, 11/16/11	TRL	254,608
100,000	Zero Coupon, 01/25/12	TRL	62,607
50,000	Zero Coupon, 04/25/12	TRL	30,655
38,499	4.500%, 02/11/15	TRL	28,624
70,000	10.500%, 01/15/20	TRL	53,433
200,000	11.000%, 08/06/14	TRL	149,599
120,000	16.000%, 03/07/12	TRL	91,895
			671,421
United Kingdom: 3.45%
	United Kingdom, Treasury Bonds
131,000	3.250%, 12/07/11	GBP	212,267
175,000	4.250%, 12/07/55	GBP	294,690
40,000	4.750%, 03/07/20	GBP	72,141
153,000	5.000%, 09/07/14	GBP	273,212
30,000	5.000%, 03/07/18	GBP	55,029
			907,339
	Total Foreign Government Obligations (Cost $15,341,139)		17,084,531

CORPORATE BONDS: 27.43%
Austria: 1.61%
	FMG Finance Pty, Ltd., Sr. Secured Notes
100,000	9.750%, 09/01/13 (a)	EUR	147,913
	PE Paper Escrow GMBH, Sr. Secured Notes
100,000	11.750%, 08/01/14 (a)	EUR	157,796
	Raiffeisen Zentralbank Oesterreich AG, Gov’t Gtd. Notes
85,000	2.500%, 05/04/11	EUR	116,798
			422,507
Belgium: 0.51%
	KBC Bank NV, Sub. Notes
100,000	8.000%, Perpetual Maturity (b)	EUR	134,280
Bermuda: 0.26%
	Central European Media Enterprises, Ltd., Sr. Notes
50,000	11.625%, 09/15/16 (a)	EUR	68,163
Croatia: 0.28%
	Agrokor D.D., Sr. Unsec. Euro Medium-Term Notes
50,000	10.000%, 12/07/16 (a)	EUR	72,593
Denmark: 0.53%
	ISS Holding AS, Secured Notes
50,000	8.875%, 05/15/16 (a)	EUR	71,912
	TUI AG, Sr. Unsec. Notes
50,000	5.125%, 12/10/12 (a)	EUR	66,799
			138,711
France: 1.20%
	Groupe BPCE, Sub. Bonds
87,000	4.625%, Perpetual Maturity (b)(c)	EUR	96,662
60,000	5.250%, Perpetual Maturity (b)(c)	EUR	72,839
	Rexel SA, Sr. Notes
50,000	8.250%, 12/15/16	EUR	73,786
	Rhodia SA, Sr. Notes
50,000	7.000%, 05/15/18	EUR	71,313
			314,600
Germany: 1.76%
	HeidelbergCement AG, Gtd. Notes
30,000	7.500%, 04/03/20	EUR	41,051
25,000	8.000%, 01/31/17	EUR	36,211
25,000	8.500%, 10/31/19	EUR	36,467
	IKB Deutsche Industriebank AG, Sub. Notes
100,000	4.500%, 07/09/13	EUR	120,648
	KfW, Gtd. Euro Medium-Term Notes
20,000	5.625%, 03/09/17	EUR	7,318
	Unitymedia GmbH, Sr. Secured Notes
150,000	9.625%, 12/01/19 (a)	EUR	221,869
			463,564

Ireland: 1.51%
	Ardagh Glass Finance Plc, Sr. Notes
100,000	8.750%, 02/01/20 (a)	EUR	136,666
	Ardagh Glass Group Plc, Sr. Unsec. PIK Bonds
52,705	10.750%, 03/01/15 (a)	EUR	72,389
	Ono Finance II Plc, Gtd. Bonds
50,000	8.000%, 05/16/14 (a)	EUR	59,983
	Smurfit Kappa Acquisitions, Sr. Secured Notes
50,000	7.750%, 11/15/19 (a)	EUR	71,912
	Smurfit Kappa Funding Plc, Sr. Sub. Notes
40,000	7.750%, 04/01/15	EUR	56,302
			397,252
Italy: 0.92%
	Banco Popolare SC, Jr. Sub. Bonds
100,000	6.756%, Perpetual Maturity (b)(c)	EUR	109,129
	Lottomatica SpA, Sub. Bonds
50,000	8.250%, 03/31/66 (a)(c)	EUR	68,674
	Seat Pagine Gialle SpA, Sr. Secured Notes
50,000	10.500%, 01/31/17 (a)	EUR	63,902
			241,705
Jersey: 1.09%
	HBOS Euro Finance LP, Bank Gtd.
190,000	7.627%, Perpetual Maturity (b)(c)	EUR	237,789
	Main Capital Funding II LP, Sub. Notes
50,000	5.750%, Perpetual Maturity (a)(b)	EUR	49,776
			287,565
Luxembourg: 4.38%
	Beverage Packaging Holdings II SA, Sr. Notes
50,000	8.000%, 12/15/16 (a)	EUR	64,414
	Beverage Packaging Holdings II SA, Sr. Sub. Notes
100,000	9.500%, 06/15/17 (a)	EUR	130,190
	Cirsa Funding Luxembourg SA, Gtd. Notes
100,000	8.750%, 05/15/18 (a)	EUR	139,052
	Codere Finance Luxembourg SA, Sr. Secured Notes
50,000	8.250%, 06/15/15 (a)	EUR	68,503
	Fiat Finance & Trade Ltd., SA, Gtd. Notes
50,000	7.625%, 09/15/14	EUR	73,745
	Lighthouse International Co., SA, Sr. Secured Bonds
50,000	8.000%, 04/30/14 (a)	EUR	40,216
	RSHB Capital SA for OJSC Russian Agricultural Bank, Secured Notes
13,500,000	7.500%, 03/25/13	RUB	447,512
	Wind Acquisition Finance SA, Sr. Notes
125,000	11.750%, 07/15/17 (a)	EUR	190,003
			1,153,635
Netherlands: 4.23%
	ABN Amro Bank NV, Sub. Notes
100,000	4.310%, Perpetual Maturity (b)(c)	EUR	108,378

	Carlson Wagonlit BV, Sr. Secured Notes
100,000	6.649%, 05/01/15 (a)(c)	EUR	128,487
	Cemex Finance Europe BV, Gtd. Notes
50,000	4.750%, 03/05/14	EUR	57,896
	Clondalkin Industries BV, Gtd. Notes
48,000	8.000%, 03/15/14 (a)	EUR	60,856
	ELM BV for Swiss Life Insurance & Pension Group, Gtd. Euro Medium-Term Notes
100,000	5.849%, Perpetual Maturity (b)(c)	EUR	107,015
	GMAC International Finance BV, Gtd. Notes
100,000	7.500%, 04/21/15	EUR	140,074
	ING Groep NV, Sub. Euro Medium-Term Notes
50,000	4.176%, Perpetual Maturity (b)(c)	EUR	57,291
	ING Verzekeringen NV, Sub. Bonds
100,000	6.250%, 06/21/21 (c)	EUR	131,212
	InterXion Holding NV, Sec. Notes
50,000	9.500%, 02/12/17 (a)	EUR	74,638
	Magyar Telecom BV, Secured Notes
50,000	9.500%, 12/15/16 (a)	EUR	67,147
	SNS Reaal Groep NV, Jr. Sub. Euro Medium-Term Notes
100,000	6.258%, Perpetual Maturity (b)(c)	EUR	108,152
	Ziggo Bond Co., Sr. Notes
50,000	8.000%, 05/15/18	EUR	71,912
			1,113,058
South Africa: 0.63%
	Consol Glass, Ltd., Gtd. Notes
50,000	7.625%, 04/15/14 (a)	EUR	68,844
	Foodcorp, Ltd., Gtd. Notes
70,000	8.875%, 06/15/12 (a)	EUR	97,933
			166,777
Spain: 1.56%
	Caixa d’Estalvis de Catalunya, Gov’t Gtd. Notes
100,000	3.000%, 05/07/12	EUR	136,669
	Caja de Ahorros de Valencia Castellon y Alicante, Gov’t Gtd. Notes
100,000	3.000%, 05/11/12	EUR	136,300
	Campofrio Food SA, Sr. Notes
50,000	8.250%, 10/31/16 (a)	EUR	71,231
	Obrascon Huarte Lain SA, Sr. Unsec. Notes
50,000	7.375%, 04/28/15	EUR	65,443
			409,643
Sweden: 0.26%
	Stena AB, Sr. Notes
50,000	7.875%, 03/15/20 (a)	EUR	67,651
Switzerland: 0.32%
	UBS AG Jersey Branch, Sr. Sub. Notes
70,000	4.280%, Perpetual Maturity (b)(c)	EUR	84,692

United Kingdom: 2.87%
	CEVA Group Plc, Gtd. Notes
50,000	8.500%, 12/01/14 (a)	EUR	58,279
50,000	10.000%, 12/01/16 (a)	EUR	55,893
	EC Finance Plc, Gtd. Notes
50,000	9.750%, 08/01/17 (a)	EUR	73,956
	Ineos Finance Plc
50,000	9.250%, 05/15/15	EUR	72,764
	Ineos Group Holdings Plc, Gtd. Notes
100,000	7.875%, 02/15/16 (a)	EUR	114,854
	Infinis Plc, Sr. Notes
100,000	9.125%, 12/15/14 (a)	GBP	165,729
	Old Mutual Plc, Jr. Sub. Euro Medium-Term Notes
50,000	5.000%, Perpetual Maturity (b)(c)	EUR	54,189
	TVN Finance Corp., Plc
50,000	10.750%, 11/15/17 (a)	GBP	76,173
	Virgin Media Secured Finance, Sr. Secured Notes
50,000	7.000%, 01/15/18	GBP	83,552
			755,389
United States: 3.51%
	American International Group, Inc., Jr. Sub. Notes
100,000	8.000%, 05/22/38 (a)(c)	EUR	130,191
	American International Group, Inc., Jr. Sub. Notes, Series A3
100,000	4.875%, 03/15/67 (c)	EUR	98,836
	CEDC Finance Corp. International, Inc., Sr. Secured Notes
50,000	8.875%, 12/01/16 (a)	EUR	74,298
	Deutsche Postbank Funding Trust IV, Sub. Notes
50,000	5.983%, Perpetual Maturity (b)(c)	EUR	57,631
	Hertz Corp., Gtd. Notes
50,000	7.875%, 01/01/14	EUR	69,526
	Kronos International, Inc., Sr. Secured Bonds
50,000	6.500%, 04/15/13	EUR	64,925
	LBI Escrow Corp., Sr. Secured Notes
100,000	8.000%, 11/01/17	EUR	146,894
	Nielsen Finance Llc/Nielsen Finance Co., Gtd. Notes
100,000	9.000%, 08/01/14	EUR	141,779
	Travelport LLC, Gtd. Notes
50,000	10.875%, 09/01/16	EUR	70,889
	TRW Automotive, Inc., Gtd. Notes
50,000	6.375%, 03/15/14 (a)	EUR	69,185
			924,154
	Total Corporate Bonds (Cost $6,590,382)		7,215,939

CREDIT LINKED NOTES: 2.38%
Indonesia: 2.38%
	Indonesia Government, Bonds, Series FR26
199,000	11.000%, 10/15/14	USD	237,982

	Indonesia Government, Bonds, Series FR45
235,294	11.458%, 05/15/37 (c)	USD	261,123
	Indonesia Government, Bonds, Series FR47
110,955	10.000%, 02/17/28	USD	125,739
			624,844
	Total Credit Linked Notes (Cost $482,694)		624,844
SHORT-TERM INVESTMENTS: 0.10%
	Egypt Treasury Bills, Series 273
150,000	Zero Coupon, 11/02/10	EGP	26,126
	Total Short-Term Investments (Cost $27,108)		26,126

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.68%
	Brown Brothers Harriman & Co. - Grand Cayman
19,246	0.030%, due 10/01/10	SEK	2,856
4,429	0.030%, due 10/01/10	ZAR	635
8,640	0.030%, due 10/01/10	GBP	13,573
1,540	0.030%, due 10/01/10	CHF	1,567
12,644	0.030%, due 10/01/10	NOK	2,150
8,629	0.030%, due 10/01/10	CAD	8,387
6,921	0.030%, due 10/01/10	AUD	6,690
1,100,796	0.030%, due 10/01/10	JPY	13,186
30,144	0.030%, due 10/01/10	DKK	5,514
	Citibank - New York
282,874	0.030%, due 10/01/10	USD	282,874
246,049	0.030%, due 10/01/10	EUR	335,427
	JPMorgan Chase - New York
43,139	0.030%, due 10/01/10	SGD	32,803
	Total Short-Term Bank Debt Instruments (Cost $694,955)		705,662
	Total Investments: 97.54% (Cost $23,136,278)		25,657,102
	Net Other Assets and Liabilities: 2.46%		646,735
	Net Assets: 100.00%		$26,303,837

(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s. At period end, the aggregate market value of those securities was $3,529,177, representing 13.42% of net assets.

(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2010.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gov’t. - Government

Gtd. - Guaranteed

Jr. - Junior

PIK - Payment in-kind

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro

EGP - Egyptian Pound

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PEN - Peruvian New Sol

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRL - Turkish Lira

USD - U.S. Dollar

ZAR - South African Rand

FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2010, the Fund had outstanding foreign currency exchange contract, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
Brazilian Real	Purchase	95,917	10/04/10	$55,701	$56,642	$941
Brazilian Real	Purchase	13,510	11/03/10	7,838	7,927	89
Brazilian Real	Purchase	30,000	11/03/10	17,581	17,602	21
British Pound	Purchase	13,915	01/05/11	21,479	21,844	365
British Pound	Purchase	7,407	10/04/10	11,319	11,635	316
British Pound	Purchase	15,046	01/05/11	23,399	23,619	220
British Pound	Purchase	12,499	11/03/10	19,479	19,629	150
British Pound	Purchase	5,992	01/05/11	9,322	9,406	84
Colombian Peso	Purchase	65,591,950	10/29/10	35,079	36,411	1,332
Colombian Peso	Purchase	100,000,000	10/29/10	55,480	55,511	31
Hungarian Forint	Purchase	4,000,000	11/18/10	17,584	19,604	2,020
Hungarian Forint	Purchase	4,136,540	11/18/10	18,893	20,273	1,380
Malaysian Ringgit	Purchase	395,000	10/25/10	126,595	127,734	1,139
Mexican Peso	Purchase	700,000	11/16/10	54,313	55,312	999
Mexican Peso	Purchase	200,000	11/16/10	15,291	15,804	513
Mexican Peso	Purchase	200,000	11/16/10	15,298	15,803	505
Mexican Peso	Sale	210,000	11/16/10	16,752	16,594	158
Mexican Peso	Sale	138,292	11/16/10	10,960	10,927	33
New Russian Ruble	Purchase	2,100,000	11/02/10	65,622	68,492	2,870
New Russian Ruble	Purchase	770,000	11/02/10	24,740	25,114	374
New Russian Ruble	Purchase	340,000	10/20/10	10,956	11,100	144
New Russian Ruble	Sale	3,500,000	10/20/10	114,396	114,266	131
Polish Zloty	Purchase	70,000	10/26/10	22,676	24,034	1,358

South African Rand	Purchase	151,200	11/26/10	20,253	21,489	1,236
South African Rand	Purchase	79,000	11/26/10	11,017	11,227	210
South African Rand	Purchase	200,000	11/26/10	28,225	28,424	199
South African Rand	Purchase	114	11/26/10	15	16	1
Thai Bhat	Purchase	1,284,770	10/07/10	41,233	42,324	1,091
Turkish Lira	Purchase	40,000	11/26/10	26,525	27,386	861
Turkish Lira	Purchase	29,200	11/26/10	19,322	19,991	669
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$19,440

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Brazilian Real	Sale	13,510	10/04/10	$7,885	$7,978	$(93)
Brazilian Real	Sale	25,000	10/04/10	14,511	14,763	(252)
Brazilian Real	Sale	57,407	10/04/10	32,381	33,902	(1,522)
British Pound	Purchase	327,830	11/03/10	522,431	514,854	(7,577)
Colombian Peso	Sale	20,000,000	10/29/10	11,080	11,102	(22)
Euro	Sale	7,190	01/05/11	9,322	9,792	(469)
Euro	Sale	8,760	10/04/10	11,319	11,942	(623)
Euro	Sale	15,000	11/03/10	19,479	20,443	(964)
Euro	Sale	17,910	01/05/11	23,399	24,395	(996)
Euro	Sale	16,900	01/05/11	21,479	23,020	(1,541)
Euro	Sale	395,470	11/03/10	522,431	538,977	(16,547)
Hungarian Forint	Sale	5,000,000	11/18/10	24,420	24,504	(84)
Hungarian Forint	Sale	3,700,000	11/18/10	17,993	18,133	(140)
Hungarian Forint	Sale	6,200,000	11/18/10	28,867	30,385	(1,518)
Indonesian Rupiah	Sale	100,000,000	10/08/10	11,042	11,189	(147)
New Russian Ruble	Sale	300,000	10/20/10	9,767	9,794	(27)
New Russian Ruble	Purchase	500,000	10/20/10	16,424	16,324	(101)
New Russian Ruble	Sale	2,281,110	11/02/10	72,558	74,399	(1,841)
Peruvian New Sol	Sale	30,000	11/17/10	10,758	10,762	(4)
Peruvian New Sol	Purchase	31,446	11/17/10	11,291	11,280	(11)
Polish Zloty	Sale	50,000	10/26/10	16,955	17,165	(209)
Polish Zloty	Sale	63,000	10/26/10	19,680	21,630	(1,950)
South African Rand	Sale	77,000	11/26/10	10,762	10,943	(182)
South African Rand	Sale	180,000	11/26/10	24,534	25,582	(1,048)
South African Rand	Sale	230,000	11/26/10	30,811	32,688	(1,876)
Thai Bhat	Sale	1,600,000	10/07/10	51,780	52,709	(929)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(40,673)

FUTURES CONTRACTS

At September 30, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Currency	Value	Unrealized Loss
Euro-Bond	Short	(2)	12/09/10	USD	$(358,344)	$(1,718)
Long Gilt	Long	2	12/30/10	GBP	390,587	(2,230)
					$32,243	$(3,948)

Forward International Real Estate Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 89.54%
Australia: 13.00%
247,950	CFS Retail Property Trust (a)	$454,147
40,000	Charter Hall Office REIT	94,335
405,810	Commonwealth Property Office Fund	360,856
414,697	Dexus Property Group	342,705
25,000	Goodman Group	15,586
100,000	GPT Group	284,165
1,050,000	ING Office Fund	608,925
47,000	Mirvac Group	60,419
130,017	Stockland	482,564
263,144	Westfield Group	3,118,223
		5,821,925
Brazil: 2.05%
25,000	BR Properties SA	240,839
10,000	Iguatemi Empresa de Shopping Centers SA	223,522
6,500	Multiplan Empreendimentos Imobiliarios SA	138,183
26,400	PDG Realty SA Empreendimentos e Participacoes	313,929
		916,473
Canada: 2.95%
28,500	Brookfield Properties Corp.	445,131
9,200	Calloway Real Estate Investment Trust	216,029
5,600	Canadian Real Estate Investment Trust	170,085
13,000	Chartwell Seniors Housing Real Estate Investment Trust	113,587
3,000	First Capital Realty, Inc.	45,194
16,500	Morguard Real Estate Investment Trust	220,502
4,400	Northern Property Real Estate Investment Trust	109,604
		1,320,132
China: 4.85%
230,000	Agile Property Holdings, Ltd.	260,863
100,000	China Overseas Land & Investment, Ltd.	211,629
110,000	China Resources Land, Ltd.	223,719
470,000	Evergrande Real Estate Group, Ltd.	158,709
450,000	Franshion Properties China, Ltd.	133,396
56,000	Guangzhou R&F Properties Co., Ltd.	78,671
130,000	KWG Property Holding, Ltd.	99,693
1,400,000	Renhe Commercial Holdings Co., Ltd.	261,637
50,000	Shanghai Industrial Holdings, Ltd.	252,615
240,000	Shimao Property Holdings, Ltd.	399,028
70,000	Yanlord Land Group, Ltd.	93,149
		2,173,109
Finland: 2.21%
232,266	Citycon OYJ	991,074

France: 2.69%
861	Klepierre	33,206
12,466	Societe Fonciere Lyonnaise SA	603,298
3,821	Societe Immobiliere de Location pour l’Industrie et le Commerce	493,343
338	Unibail-Rodamco SE	74,945
		1,204,792
Hong Kong: 17.59%
446,000	Great Eagle Holdings, Ltd.	1,362,341
839,000	Hongkong & Shanghai Hotels	1,477,118
379,000	Hongkong Land Holdings, Ltd.	2,353,590
128,000	Hysan Development Co., Ltd.	458,625
28,000	Kerry Properties, Ltd.	152,291
2,106,000	Prosperity REIT	456,006
218,000	Shangri-La Asia, Ltd.	496,192
59,100	Sun Hung Kai Properties, Ltd.	1,020,693
15,000	Wharf Holdings, Ltd.	96,470
		7,873,326
Indonesia: 1.38%
5,800,000	PT Alam Sutera Realty Tbk	133,221
1,255,000	PT Bumi Serpong Damai	134,992
5,600,000	PT Lippo Karawaci Tbk (a)	351,372
		619,585
Japan: 14.85%
1,125,000	Astro Japan Property Group	347,957
17	Frontier Real Estate Investment Corp.	140,309
15	Hankyu REIT, Inc.	68,280
88,600	Hulic Co., Ltd.	601,775
25	JAPAN OFFICE Investment Corp.	24,527
181	Kenedix Realty Investment Corp.	685,146
1,710	Kenedix, Inc. (a)	303,162
56,000	Mitsubishi Estate Co., Ltd.	910,973
59,800	Mitsui Fudosan Co., Ltd.	1,008,607
99	Nippon Building Fund, Inc.	866,902
99	Nomura Real Estate Residential Fund, Inc.	436,416
350	NTT Urban Development Corp.	294,322
183	Tokyu REIT, Inc.	962,350
		6,650,726
Malaysia: 4.30%
140,000	CapitaMalls Malaysia Trust (a)	49,887
710,000	IGB Corp. Bhd	416,294
670,000	KLCC Property Holdings Bhd	718,399
500,000	Quill Capita Trust	161,970
300,000	SP Setia Bhd	436,346
450,000	Sunway Real Estate Investment Trust (a)	141,399
		1,924,295
Netherlands: 0.38%
2,500	Corio NV	170,918
Norway: 0.29%
75,000	Norwegian Property ASA (a)	129,439
Singapore: 10.68%

839,000	Ascott Residence Trust	733,670
445,900	CapitaCommercial Trust	501,811
331,500	CapitaLand, Ltd.	1,023,412
466,000	CapitaMall Trust	761,844
124,000	Frasers Centrepoint Trust	139,548
158,000	Keppel Land, Ltd.	486,579
98,000	K-REIT Asia	96,130
280,000	Mapletree Logistics Trust	185,233
100,000	Overseas Union Enterprise, Ltd.	224,318
200,000	Parkway Life Real Estate Investment Trust	243,328
70,000	UOL Group, Ltd.	246,445
106,000	Wing Tai Holdings, Ltd.	139,442
		4,781,760
Spain: 0.17%
604,578	Inmobiliaria Colonial SA (a)	78,298
United Kingdom: 12.15%
82,956	British Land Co., Plc	605,965
23,100	Derwent London Plc	545,766
93,800	Great Portland Estates Plc	502,905
80,000	Hammerson Plc	495,523
76,809	Land Securities Group Plc	772,821
319,105	Minerva Plc (a)	471,203
114,760	Segro Plc	492,153
41,960	Shaftesbury Plc	285,345
395,956	Songbird Estates Plc (a)	939,228
975,000	Workspace Group Plc	329,299
		5,440,208
	Total Common Stocks (Cost $34,152,335)	40,096,060
RIGHTS: 0.06%
Singapore: 0.00% (b)
22,400	Mapletree Logistics, Rights, Strike Price 0.815 SGD,(expiring 10/08/10) (a)	937
United Kingdom: 0.06%
66,064	Songbird Estates Plc, Rights, Strike Price 128 GBP,(expiring 10/08/10) (a)	23,869
	Total Rights (Cost $0)	24,806
WARRANTS: 2.36%
Hong Kong: 2.36%
3,664,400	Henderson Land Development Co., Ltd., Warrants, Strike Price 58 HKD,(expiring 06/01/11) (a)	1,057,922
	Total Warrants (Cost $593,058)	1,057,922
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.38%
$2,856,500	Citibank - New York
	0.030%, 10/01/10	2,856,500

Total Short-Term Bank Debt Instruments (Cost $2,856,500)	2,856,500
Total Investments: 98.34% (Cost $37,601,893)	44,035,288
Net Other Assets and Liabilities: 1.66%	745,082
Net Assets: 100.00%	$44,780,370

(a)	Non-income producing security.

(b)	Amount represents less than 0.01%.

Investment Abbreviations:

GBP - Great British Pound

HKD - Hong Kong Dollar

REIT - Real Estate Investment Trust

SGD - Singapore Dollar

Percentages are stated as a percent of net assets.

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.68%
Australia: 3.52%
1,328,174	Australian Worldwide Exploration, Ltd. (a)	$1,989,803
2,375,416	DUET Group	3,994,958
3,574,402	Fairfax Media, Ltd. (b)	5,061,326
1,545,339	Mount Gibson Iron, Ltd. (a)	2,613,877
875,001	Wotif.com Holdings, Ltd.	4,127,164
		17,787,128
Belgium: 2.77%
21,787	Bekaert NV	5,748,663
6,824	SA D’Ieteren NV	3,818,906
131,251	Telenet Group Holding NV (a)	4,403,423
		13,970,992
China: 2.94%
5,338,000	Maanshan Iron & Steel Co., Ltd., Class H	3,336,744
2,738,100	Minth Group, Ltd. (b)	5,462,896
2,293,000	New World Department Store China, Ltd.	2,358,357
5,573,200	TPV Technology, Ltd.	3,663,342
		14,821,339
Denmark: 2.64%
94,898	D/S Norden AS	3,756,480
60,529	Danisco AS	5,397,653
26,196	SimCorp AS	4,173,688
		13,327,821
France: 8.05%
72,338	April Group	2,120,221
79,537	Arkema	4,069,340
825,174	Bull SA (a)	3,509,751
46,767	Gemalto NV	1,919,351
714,638	Havas SA	3,491,647
192,796	Medica SA (a)	3,645,446
140,685	Metropole Television SA	3,308,363
16,265	Neopost SA	1,210,440
180,745	Rhodia SA	4,330,499
39,239	Societe BIC SA	3,150,182
100,854	Valeo SA (a)	4,672,578
30,793	Virbac SA	4,254,953
15,342	Zodiac Aerospace	972,548
		40,655,319
Germany: 7.05%
16,884	Bijou Brigitte Modische Accessoires AG	2,388,029
210,036	GEA Group AG	5,231,286
61,772	Krones AG (a)	3,671,591
42,405	Pfeiffer Vacuum Technology AG	4,046,032
136,496	SGL Carbon SE (a)	4,772,913

191,880	Symrise AG	5,283,933
120,417	Tognum AG	2,683,995
609,281	TUI AG (a)	7,498,690
		35,576,469
Hong Kong: 3.57%
3,430,168	Daphne International Holdings, Ltd.	4,054,034
1,517,800	Kingboard Chemical Holdings, Ltd.	7,687,935
4,998,496	Pacific Basin Shipping, Ltd.	3,607,697
10,024,000	VST Holdings, Ltd. (a)	2,674,324
		18,023,990
Ireland: 1.22%
1,419,779	C&C Group Plc	6,174,299
Italy: 6.13%
961,713	Amplifon SpA	4,378,932
661,520	Davide Campari-Milano SpA	3,956,729
334,278	Indesit Co., SpA	4,085,397
2,351,908	Iren SpA	4,068,723
943,083	Pirelli & C. SpA	7,675,390
150,978	Prysmian SpA	2,758,003
1,713,124	Sorin SpA (a)	3,998,239
		30,921,413
Japan: 22.55%
152,220	Acom Co., Ltd. (b)	2,302,993
242,031	Aeon Delight Co., Ltd.	4,528,659
515,197	Akebono Brake Industry Co., Ltd. (b)	3,054,894
171,859	Don Quijote Co., Ltd.	4,267,653
775,881	Furukawa Electric Co., Ltd.	2,918,383
283,300	Hitachi High-Technologies Corp.	5,226,186
349,228	Hitachi Metals, Ltd.	4,112,256
181,207	Hoshizaki Electric Co., Ltd.	3,255,995
341,679	INES Corp.	2,181,539
273,500	Izumi Co., Ltd.	3,433,493
451,100	JSR Corp.	7,678,643
421,843	JTEKT Corp.	3,885,928
663,800	Keiyo Bank, Ltd.	3,291,965
79,341	Kobayashi Pharmaceutical Co., Ltd. (b)	3,521,303
75,694	McDonald’s Holdings Co., Ltd.	1,822,532
149,246	Megmilk Snow Brand Co., Ltd.	2,801,491
253,800	Mimasu Semiconductor Industry Co., Ltd.	2,547,728
1,583,988	Nippon Sheet Glass Co., Ltd.	3,453,352
289,320	NOK Corp.	5,035,721
611	Nomura Real Estate Office Fund, Inc.	3,392,411
755,222	Sanken Electric Co., Ltd.	2,433,574
132,600	Square Enix Holdings Co., Ltd.	2,971,905
713,571	Sumitomo Heavy Industries, Ltd.	3,675,557
159,200	Sundrug Co., Ltd. (b)	4,296,569
250,304	THK Co., Ltd.	4,689,452
172,700	Tocalo Co., Ltd.	2,732,831
217,400	Tokyo Ohka Kogyo Co., Ltd.	3,872,470
394,949	Toshiba Plant Systems & Services Corp.	5,270,402
9,100	Toyo Tanso Co., Ltd.	464,375
225,758	Tsumura & Co.	7,020,457
455,085	Yaskawa Electric Corp.	3,668,809
		113,809,526

Netherlands: 3.93%
164,979	ASM International NV (a)(b)	4,195,658
124,395	CSM NV	3,655,335
63,871	Fugro NV	4,199,931
106,407	Nutreco NV	7,782,447
		19,833,371
Norway: 1.65%
4,671,094	Marine Harvest ASA	4,070,523
297,013	TGS NOPEC Geophysical Co., ASA	4,269,990
		8,340,513
Singapore: 2.63%
616,200	ComfortDelGro Corp., Ltd.	712,207
9,830,190	Golden Agri-Resources, Ltd.	4,260,671
713,900	Venture Corp., Ltd.	5,330,772
2,246,000	Yanlord Land Group, Ltd.	2,988,746
		13,292,396
Spain: 2.30%
255,979	Ebro Foods SA (b)	5,119,301
71,615	Tecnicas Reunidas SA	3,817,794
81,472	Viscofan SA	2,685,597
		11,622,692
Sweden: 0.95%
598,847	Meda AB, Class A	4,779,866
Switzerland: 5.01%
524,966	Clariant AG (a)	7,676,957
10,719	Kuoni Reisen Holding AG	4,327,851
32,716	Partners Group Holding AG	5,420,205
2,265	Sika AG	4,178,950
31,862	Sulzer AG	3,696,401
		25,300,364
United Kingdom: 21.77%
1,170,562	BBA Aviation Plc	3,464,355
355,492	Charter International Plc	3,875,576
457,093	Cookson Group Plc (a)	3,927,705
613,380	Daily Mail & General Trust Plc	5,068,301
78,548	Dana Petroleum Plc (a)	2,218,563
1,479,047	GKN Plc	3,935,885
595,923	Hochschild Mining Plc	4,165,788
398,371	Hunting Plc	3,889,340
645,000	IG Group Holdings Plc	5,037,764
298,558	IMI Plc	3,599,599
1,079,009	Informa Plc	7,100,393
951,115	International Personal Finance Plc	4,031,085
1,123,493	Meggitt Plc	5,227,602
1,252,902	Melrose Plc	5,384,932
753,392	Micro Focus International Plc	4,515,050
501,299	N. Brown Group Plc	1,829,334
394,056	Pace Plc	1,077,095
1,270,699	Premier Farnell Plc	5,321,693
270,429	Premier Oil Plc (a)	7,026,448
1,239,700	RPS Group Plc	3,641,709
403,490	Spectris Plc	6,801,105
181,000	Spirax-Sarco Engineering Plc	5,117,974

2,314,156	Spirent Communications Plc	5,158,483
854,466	St. James’s Place Capital Plc (a)	3,889,916
1,762,766	William Hill Plc	4,596,737
		109,902,432
	Total Common Stocks (Cost $421,272,721)	498,139,930

PREFERRED STOCKS: 1.05%
Germany: 1.05%
45,899	Fuchs Petrolub AG	5,322,367
	Total Preferred Stocks (Cost $3,561,033)	5,322,367

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.78%
	Citibank - New York
$3,914,653	0.030%, 10/01/10	3,914,653
	Total Short-Term Bank Debt Instruments (Cost $3,914,653)	3,914,653
	Total Investments: 100.51% (excluding investments purchased with cash collateral from securities loaned) (Cost $428,748,407)	507,376,950

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 3.67%
18,497,355	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.230% 7 day-yield (c)	18,497,355
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $18,497,355)	18,497,355
	Total Investments: 104.18% (Cost $447,245,762)	525,874,305
	Net Other Assets and Liabilities: (4.18)%	(21,086,481)
	Net Assets: 100.00%	$504,787,824

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

Forward Investment Grade Fixed-Income Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Principal Amount		Value (Note 1)
ASSET-BACKED SECURITIES: 1.60%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
$82,742,344	0.283%, 11/11/41 (b)(c)(d)	$1,244,362
	Chec Loan Trust
180,631	3.756%, 07/25/34 (b)(c)	22,409
	Falcon Franchise Loan Llc, Series 2003-1, Class A1
371,989	4.856%, 01/05/25 (c)	339,945
	Falcon Franchise Loan Llc, Series 2003-1, Class C
250,000	7.074%, 01/05/25 (c)	18,250
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
208,445	5.367%, 07/25/36	44,858
	Total Asset-Backed Securities (Cost $2,139,554)	1,669,824

COLLATERALIZED MORTGAGE OBLIGATIONS: 18.81%
	Banc of America Large Loan, Inc., Series 2005-MIB1
1,000,000	3.257%, 03/15/22 (b)(c)	250,959
	Capco America Securitization Corp., Series 1998-D7, Class PS1
430,892	2.243%, 10/15/30 (b)(c)(d)	1,787
	Collateralized Mortgage Securities Corp., Series I, Class 3
9,417	9.450%, 02/01/17	10,606
	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6
894,120	6.000%, 05/25/36	576,417
	Entertainment Properties Trust, Series 2003-EPR, Class C
611,000	6.223%, 02/15/18 (c)	534,218
	FHLMC, Series 2887, Class JD
499,896	4.500%, 03/15/19	528,353
	FHLMC, Series 3300, Class AB
429,104	6.000%, 02/15/34	448,596
	FNMA
254,278	2.575%, 05/01/34 (b)	265,675
1,801,460	4.000%, 09/01/40	1,853,834
500,000	4.000%, 09/01/40	514,537
4,198,540	4.000%, 09/01/40	4,320,603
999,999	4.000%, 09/01/40	1,029,072
1,924,669	5.580%, 06/01/11	1,948,453
413,535	6.000%, 03/01/33	445,012

	FNMA, Series 1998-M4, Class N
780,086	1.012%, 02/25/35 (b)(d)(f)	2,874
	FNMA, Series 2000-M2, Class IO
27,972,844	0.000%, 06/17/40 (b)(d)(f)	28
	FNMA, Series 2006-46, Class PE
2,271,000	5.500%, 11/25/32	2,406,302
	FNMA, Series 2007-5, Class PB
484,975	6.000%, 07/25/33	500,512
	GNMA, Series 2002-28, Class IO
12,119,559	0.567%, 01/16/42 (b)(d)(f)	179,479
	GNMA, Series 2003-64, Class XA
10,216,223	0.255%, 08/16/43 (b)(d)(f)	104,778
	GNMA, Series 2004-9, Class A
14,380	3.360%, 08/16/22	14,379
	Government Lease Trust, Series 1999-C1A, Class B1
877,041	4.000%, 05/18/11 (c)	892,398
	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A
7,535	1.392%, 06/19/34 (b)	4,949
	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1
447,870	4.475%, 01/15/14	459,328
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
2,128,928	0.900%, 04/25/19 (d)(f)	611
	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
278,375,546	0.040%, 06/15/38 (b)(c)(d)	326,813
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
17,127,676	0.761%, 11/15/26 (b)(d)(f)	600,993
	Preferred Term Securities XIII, Inc.
650,000	1.862%, 03/24/34 (b)(c)(f)	104,000
	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
117,358,879	1.062%, 11/13/36 (b)(c)(d)	750,510
	Washington Mutual, Series 2005-AR18, Class 3A2
1,597,764	5.539%, 01/25/36 (b)	516,789
	Total Collateralized Mortgage Obligations (Cost $25,463,861)	19,592,865

CORPORATE BONDS: 29.82%
Banks: 9.34%
	Bank of America Corp., Sr. Unsec. Medium-Term Notes
1,800,000	9.145%, 07/17/28 (g)	561,901
	Bank of America Corp., Sr. Unsec. Notes
800,000	5.650%, 05/01/18	848,912
600,000	5.750%, 12/01/17	642,436

	Citigroup, Inc., Sr. Unsec.
1,500,000	6.125%, 11/21/17	1,640,906
	Citigroup, Inc., Unsec. Notes
300,000	8.500%, 05/22/19	371,495
	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.750%, Perpetual Maturity (b)(h)	121,500
	HSBC Bank USA NA, Sub. Notes
700,000	4.875%, 08/24/20	731,533
	JPMorgan Chase & Co., Sr. Unsec. Notes
900,000	5.375%, 10/01/12	974,091
	JPMorgan Chase Bank NA, Sub. Notes
500,000	0.623%, 06/13/16 (b)	474,338
	Merrill Lynch & Co., Inc., Sr. Unsec. Notes, Series C
1,000,000	6.050%, 08/15/12	1,073,692
	Royal Bank of Scotland Group Plc, Jr. Sub. Notes
100,000	7.648%, Perpetual Maturity (b)(h)	96,250
	Royal Bank of Scotland Group Plc, Sub. Notes
200,000	5.000%, 10/01/14	200,680
	Wachovia Bank NA, Notes
1,500,000	4.800%, 11/01/14	1,621,856
	Wachovia Bank NA, Sub. Notes
400,000	0.622%, 03/15/16 (b)	367,366
		9,726,956
Brokerage: 4.99%
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
1,000,000	5.950%, 01/18/18	1,099,966
300,000	6.150%, 04/01/18	333,268
500,000	6.250%, 09/01/17	561,217
	Jefferies Group, Inc., Sr. Unsec. Notes
270,000	6.250%, 01/15/36	248,656
	Lehman Brothers Holdings, Inc., Sr. Unsec. Medium-Term Notes
695,000	5.750%, 04/25/11 (i)	157,244
1,300,000	6.875%, 05/02/18 (i)	312,000
	Morgan Stanley, Sr. Unsec. Medium-Term Notes
800,000	0.830%, 01/09/14 (b)	756,773
900,000	6.625%, 04/01/18	999,278
	Morgan Stanley, Sr. Unsec. Notes
800,000	1.006%, 10/15/15 (b)	734,671
		5,203,073
Finance-Other: 3.92%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33 (c)(f)	231,657
	Royal Bank of Scotland Plc, Co. Gtd. Notes
1,800,000	5.625%, 08/24/20	1,890,531
	TNK-BP Finance SA, Co. Gtd. Notes
900,000	6.625%, 03/20/17	955,125

	Transneft Via TransCapitalInvest Ltd., Sec. Notes
800,000	8.700%, 08/07/18	1,005,000
		4,082,313
Industrial-Energy: 3.97%
	BP Capital Markets Plc, Gtd. Notes
600,000	3.125%, 10/01/15	604,121
400,000	4.500%, 10/01/20	409,866
	Gazprom Via Gaz Capital SA, Sr. Unsec. Notes
900,000	8.146%, 04/11/18	1,050,750
	Pride International, Inc., Sr. Unsec. Notes
100,000	6.875%, 08/15/20	109,375
900,000	7.875%, 08/15/40	997,875
	Sunoco, Inc., Unsec. Notes
750,000	9.000%, 11/01/24	966,347
		4,138,334
Industrial-Other: 0.94%
	Barnett Capital III, Ltd. Gtd. Notes
1,300,000	1.091%, 02/01/27 (b)	908,095
	Canal Point II Ltd., Sec. Note, Series AI
1,611,215	0.000%, 06/25/14 (e)(f)	74,668
		982,763
Insurance-Life: 1.42%
	FPL Group Capital, Inc., Gtd. Notes
1,000,000	1.172%, 06/17/11 (b)	1,003,910
	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes
400,000	0.877%, 07/13/12 (b)	370,197
100,000	5.750%, 06/15/11	101,000
		1,475,107
Non-Captive Consumer: 1.33%
	American Express Credit Co., Sr. Unsec. Medium-Term Notes
1,000,000	5.875%, 05/02/13	1,101,479
	SLM Corp., Sr. Unsec. Medium-Term Notes, Series A
300,000	0.728%, 10/25/11 (b)	286,314
		1,387,793
Non-Captive Diversified: 1.31%
	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
500,000	5.720%, 08/22/11	507,014
725,000	6.900%, 09/15/15	860,060
		1,367,074
Tobacco: 1.03%
	Altria Group, Inc., Gtd. Notes
1,000,000	4.125%, 09/11/15	1,074,133
Utilities: 0.59%
	MP Environmental Funding Llc, Series A1
575,593	4.982%, 07/15/14	610,280

Wirelines: 0.98%
	British Telecommunications Plc, Sr. Unsec. Notes
1,000,000	8.125%, 12/15/10 (b)	1,015,843
	Total Corporate Bonds (Cost $31,231,227)	31,063,669

FOREIGN GOVERNMENT OBLIGATIONS: 1.01%
	Province of Ontario Canada, Sr. Unsec. Notes
1,000,000	2.700%, 06/16/15	1,048,877
	Total Foreign Government Obligations (Cost $997,023)	1,048,877

MUNICIPAL BONDS: 3.83%
	Chicago Transit Authority, Transfer Tax Receipts Revenue, Series A
1,000,000	6.899%, 12/01/40	1,078,700
	Chicago Transit Authority, Transfer Tax Receipts Revenue, Series B
800,000	6.899%, 12/01/40	862,960
	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds
900,000	6.800%, 07/01/39	967,941
	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds
200,000	6.750%, 08/01/49	223,930
	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B
800,000	5.178%, 04/01/30	860,600
	Total Municipal Bonds (Cost $3,698,254)	3,994,131

U.S. GOVERNMENT AGENCY SECURITIES: 44.65%
Department of Housing & Urban Development (HUD): 0.08%
	US Department of Housing and Urban Development, Gtd., Series 99-A
84,000	6.330%, 08/01/13	84,526
Small Business Administration-Pass-Through-Agency: 0.86%
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
834,928	4.640%, 05/01/23	895,873
U.S. Treasury Bonds & Notes: 43.71%
	U.S. Treasury Bill, Discount Notes
1,200,000	0.039%, 10/14/10 (j)	1,199,954
400,000	0.116%, 10/21/10 (j)	399,973
	U.S. Treasury Bonds
100,000	3.500%, 02/15/39	96,734

1,100,000	3.875%, 08/15/40	1,137,125
1,800,000	4.250%, 05/15/39	1,979,156
100,000	4.375%, 02/15/38	112,703
600,000	4.375%, 11/15/39	673,031
1,800,000	5.250%, 02/15/29	2,275,313
1,700,000	7.500%, 11/15/24	2,577,095
3,900,000	7.625%, 11/15/22	5,823,187
2,000,000	7.875%, 02/15/21	2,964,376
1,300,000	8.000%, 11/15/21	1,960,969
200,000	8.125%, 08/15/19	292,578
100,000	8.500%, 02/15/20	150,969
200,000	8.750%, 08/15/20	309,094
	U.S. Treasury Inflation Indexed Bonds
2,399,160	1.250%, 07/15/20	2,521,556
1,412,110	2.125%, 02/15/40	1,577,261
	U.S. Treasury Notes
61,000	1.000%, 07/31/11	61,376
300,000	2.375%, 03/31/16	314,672
1,000,000	2.500%, 04/30/15	1,060,469
1,000,000	2.500%, 06/30/17	1,042,031
1,000,000	2.750%, 05/31/17	1,058,281
1,400,000	2.750%, 02/15/19	1,452,718
3,700,000	3.125%, 01/31/17	4,010,745
200,000	3.125%, 04/30/17	216,516
2,700,000	3.250%, 12/31/16	2,948,063
3,900,000	3.625%, 08/15/19	4,290,000
1,300,000	3.750%, 11/15/18	1,452,649
1,200,000	4.000%, 08/15/18	1,364,906
196,000	5.125%, 06/30/11	203,143
	United States Treasury Strip Coupon
36	0.000%, 11/15/17 (g)(k)	31
		45,526,674
	Total U.S. Government Agency Securities (Cost $43,103,917)	46,507,073

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.19%
$200,524	Citibank - New York
	0.030%, due 10/01/10	200,524
	Total Short-Term Bank Debt Instruments (Cost $200,524)	200,524
	Total Investments: 99.91% (Cost $106,834,360)	104,076,963
	Net Other Assets and Liabilities: 0.09%	89,308
	Net Assets: 100.00%	$104,166,271

FORWARD COMMITMENT

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at September 30, 2010: 9.37%
(Cost Payable $9,781,211)
FNMA	4.000%	10/13/10	$3,000,000	$3,083,436
FNMA	4.000%	11/10/10	5,500,000	5,637,500
FNMA	4.500%	10/13/10	1,000,000	1,041,562
				$9,762,498

(a)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2010.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,717,308 representing 4.53% of net assets.

(d)	Interest only security.

(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(f)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(h)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(i)	Security in default on interest payments.

(j)	Rate shown is the effective yield as of September 30, 2010.

(k)	Principal only security.

(l)	Less than 0.005%.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Corporation

HUD - Department of Housing & Urban Development

IO - Interest Only

STRIP - Separate Trading of Registered Interest and Principal of Securities

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Value	% of Net Assets
	Canal Point II Ltd., Sec. Notes, Series AI
10/03/07-04/10/08	0.000%, 06/25/14 (e)	$1,360,002	$74,668	0.07%
	FNMA, Series 1998-M4, Class N
02/11/05-02/16/05	1.012%, 02/25/35 (b)(d)	578,253	2,874	0.00	%(1)

	FNMA, Series 2000-M2, Class IO
06/14/06-03/21/07	0.000%, 06/17/40 (b)(d)	113,543	28	0.00	%(1)
	GNMA, Series 2002-28, Class IO
07/24/06-08/01/06	0.567%, 01/16/42 (b)(d)	973,199	179,479	0.17%
	GNMA, Series 2003-64, Class XA
05/17/07	0.255%, 08/16/43 (b)(d)	485,158	104,778	0.10%
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
03/30/06	0.900%, 04/25/19 (d)	83,746	611	0.00	%(1)
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
03/29/06	0.761%, 11/15/26 (b)(d)	705,475	600,993	0.58%
	NLV Financial Corp., Sr. Notes
01/18/07	7.500%, 08/15/33 (c)	276,735	231,657	0.22%
	Preferred Term Securities XIII, Inc.
10/03/06	1.862%, 03/24/34 (b)(c)	638,829	104,000	0.10%
		$5,214,940	$1,299,088	1.25%

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 92.68%
Consumer Discretionary: 12.82%
620	AutoZone, Inc. (a)	$141,925
8,900	Ford Motor Co. (a)	108,936
5,200	Las Vegas Sands Corp. (a)	181,220
5,357	McDonald’s Corp.	399,151
990	Nike, Inc., Class B	79,339
960	Nordstrom, Inc.	35,712
2,230	Omnicom Group, Inc.	88,040
4,780	Stanley Black & Decker, Inc.	292,918
1,470	Tiffany & Co.	69,075
1,850	Time Warner Cable, Inc.	99,882
7,850	Time Warner, Inc.	240,602
3,280	VF Corp.	265,745
		2,002,545
Consumer Staples: 7.99%
1,540	Clorox Co.	102,810
3,320	Coca-Cola Co.	194,286
1,540	General Mills, Inc.	56,272
1,100	Mead Johnson Nutrition Co.	62,601
2,050	PepsiCo, Inc.	136,202
5,661	Procter & Gamble Co.	339,491
3,910	Sara Lee Corp.	52,511
5,670	Wal-Mart Stores, Inc.	303,458
		1,247,631
Energy: 7.60%
2,050	Cameron International Corp. (a)	88,068
4,360	Chevron Corp.	353,378
3,660	ConocoPhillips Corp.	210,194
1,300	Devon Energy Corp.	84,162
2,160	Exxon Mobil Corp.	133,466
3,680	Royal Dutch Shell Plc, ADR	221,904
2,880	Southwestern Energy Co. (a)	96,307
		1,187,479
Financials: 11.09%
2,220	American Express Co.	93,307
3,560	Bank of America Corp.	46,672
5,220	Bank of New York Mellon Corp.	136,398
2,740	Berkshire Hathaway, Inc., Class B (a)	226,543
4,240	Charles Schwab Corp.	58,936
4,520	Chubb Corp.	257,594
23,270	Citigroup, Inc. (a)	90,753
2,940	JPMorgan Chase & Co.	111,926
5,704	MetLife, Inc.	219,319
3,420	Morgan Stanley	84,406
10,630	NYSE Euronext, Inc.	303,699
4,905	Progressive Corp.	102,367
		1,731,920
Health Care: 10.16%
4,360	Abbott Laboratories	227,766

3,260	Becton, Dickinson and Co.	241,566
1,160	Celgene Corp. (a)	66,828
1,230	Gilead Sciences, Inc. (a)	43,800
2,160	Health Net, Inc. (a)	58,730
4,316	Johnson & Johnson	267,419
2,050	Medtronic, Inc.	68,839
3,385	Merck & Co., Inc.	124,602
14,560	Pfizer, Inc.	249,995
3,630	UnitedHealth Group, Inc.	127,450
1,820	Varian Medical Systems, Inc. (a)	110,110
		1,587,105
Industrials: 13.11%
3,050	3M Co.	264,465
920	Cooper Industries Plc, Class A	45,016
1,225	Cummins, Inc.	110,961
1,480	Deere & Co.	103,274
5,510	Emerson Electric Co.	290,156
2,360	Expeditors International of Washington, Inc.	109,103
3,140	General Dynamics Corp.	197,223
14,810	General Electric Co.	240,662
5,110	Norfolk Southern Corp.	304,096
1,850	Rockwell Collins, Inc.	107,763
6,130	US Airways Group, Inc. (a)	56,703
6,100	Waste Management, Inc.	218,014
		2,047,436
Information Technology: 20.23%
1,300	Akamai Technologies, Inc. (a)	65,234
2,740	Altera Corp.	82,638
665	Apple, Inc. (a)	188,694
17,180	Applied Materials, Inc.	200,662
4,590	Automatic Data Processing, Inc.	192,918
240	Google, Inc., Class A (a)	126,190
1,710	Hewlett-Packard Co.	71,940
14,930	Intel Corp.	287,105
2,620	International Business Machines Corp.	351,447
1,880	KLA-Tencor Corp.	66,232
5,180	Microchip Technology, Inc.	162,911
14,360	Microsoft Corp.	351,676
2,980	NetApp, Inc. (a)	148,374
2,910	Nuance Communications, Inc. (a)	45,512
4,690	Oracle Corp.	125,927
4,570	QUALCOMM, Inc.	206,198
10,770	Texas Instruments, Inc.	292,299
2,050	VMware, Inc., Class A (a)	174,127
685	Western Digital Corp. (a)	19,447
		3,159,531
Materials: 6.06%
1,400	Agrium, Inc.	104,986
2,025	Barrick Gold Corp.	93,737
890	Cliffs Natural Resources, Inc.	56,889
2,400	MeadWestvaco Corp.	58,512
1,750	Mosaic Co.	102,830
1,460	Newmont Mining Corp.	91,703
3,130	PPG Industries, Inc.	227,864
4,290	Silver Wheaton Corp. (a)	114,328
8,340	Yamana Gold, Inc.	95,076
		945,925

Telecommunication Services: 3.62%
2,110	American Tower Corp., Class A (a)	108,159
8,510	AT&T, Inc.	243,385
2,420	Crown Castle International Corp. (a)	106,843
739	Frontier Communications Corp.	6,038
3,080	Verizon Communications, Inc.	100,377
		564,802
	Total Common Stocks (Cost $12,777,622)	14,474,375

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 7.34%
$1,146,537	Citibank - New York
	0.030%, due 10/01/10	1,146,537
	Total Short-Term Bank Debt Instruments (Cost $1,146,537)	1,146,537
	Total Investments: 100.02% (Cost $13,924,159)	15,620,912
	Net Other Assets and Liabilities: (0.02)%	(3,365)
	Net Assets: 100.00%	$15,617,547

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt.

Forward Large Cap Growth Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.68%
Capital Goods: 8.51%
13,098	3M Co.	$1,135,728
5,723	Caterpillar, Inc.	450,286
7,240	Cummins, Inc.	655,799
24,730	Emerson Electric Co.	1,302,282
28,650	Graco, Inc.	909,065
10,968	PACCAR, Inc.	528,109
15,100	Rockwell Automation, Inc.	932,123
7,810	Thomas & Betts Corp. (b)	320,366
18,326	United Technologies Corp.	1,305,360
7,335	WW Grainger, Inc.	873,672
		8,412,790
Consumer Durables & Apparel: 2.11%
19,057	Coach, Inc.	818,689
15,800	NIKE, Inc., Class B	1,266,212
		2,084,901
Diversified Financials: 4.16%
37,020	American Express Co.	1,555,950
8,889	Ameriprise Financial, Inc.	420,716
890	CME Group, Inc.	231,801
7,210	Franklin Resources, Inc.	770,749
1,850	Goldman Sachs Group, Inc.	267,473
3,682	IntercontinentalExchange, Inc. (b)	385,579
8,005	NYSE Euronext	228,703
5,015	T. Rowe Price Group, Inc.	251,076
		4,112,047
Energy: 10.19%
6,836	Apache Corp.	668,287
14,165	Devon Energy Corp.	917,042
3,910	Diamond Offshore Drilling, Inc.	264,981
65,706	Exxon Mobil Corp.	4,059,973
25,047	Halliburton Co.	828,304
19,515	Occidental Petroleum Corp.	1,528,025
29,350	Schlumberger, Ltd.	1,808,254
		10,074,866
Food & Drug Retailing: 2.06%
27,261	Wal-Mart Stores, Inc.	1,459,009
15,500	Whole Foods Market, Inc. (b)	575,205
		2,034,214
Food Beverage & Tobacco: 6.78%
32,410	Altria Group, Inc.	778,488
34,595	Coca-Cola Co.	2,024,500
10,950	ConAgra Foods, Inc.	240,243
29,721	Hershey Co.	1,414,422
13,147	HJ Heinz Co.	622,773
24,420	PepsiCo, Inc.	1,622,465
		6,702,891

Health Care Equipment & Services: 5.63%
43,750	Allscripts Healthcare Solutions, Inc. (b)	808,063
26,750	Cooper Cos. Inc.	1,236,385
8,450	Emergency Medical Services Corp., Class A (b)	449,963
14,247	Hill-Rom Holdings, Inc.	511,325
1,695	Intuitive Surgical, Inc. (b)	480,939
13,308	Medco Health Solutions, Inc. (b)	692,814
39,319	UnitedHealth Group, Inc.	1,380,490
		5,559,979
Hotels Restaurants & Leisure: 3.47%
7,850	DeVry, Inc.	386,299
27,540	H&R Block, Inc.	356,643
10,601	Marriott International, Inc., Class A	379,834
42,250	Starbucks Corp.	1,080,754
8,010	Starwood Hotels & Resorts Worldwide, Inc.	420,926
12,212	Weight Watchers International, Inc.	380,892
4,866	Wynn Resorts, Ltd.	422,223
		3,427,571
Household & Personal Products: 2.32%
38,230	Procter & Gamble Co.	2,292,653
Insurance: 2.21%
5,823	Aflac, Inc.	301,107
19,000	Berkshire Hathaway, Inc., Class B (b)	1,570,920
5,803	Prudential Financial, Inc.	314,407
		2,186,434
Materials: 4.13%
19,379	AK Steel Holding Corp.	267,624
9,250	EI du Pont de Nemours & Co.	412,735
13,800	Freeport-McMoRan Copper & Gold, Inc.	1,178,382
11,186	International Paper Co.	243,296
5,000	Monsanto Co.	239,650
19,390	Newmont Mining Corp.	1,217,886
6,160	Nucor Corp.	235,312
3,120	Praxair, Inc.	281,611
		4,076,496
Media: 0.47%
11,169	DIRECTV, Class A (b)	464,965
Pharmaceuticals & Biotechnology: 7.80%
7,355	Abbott Laboratories	384,225
4,315	Allergan, Inc.	287,077
8,430	Amgen, Inc. (b)	464,577
29,492	Biogen Idec, Inc. (b)	1,655,091
4,470	Celgene Corp. (b)	257,517
19,280	Cephalon, Inc. (b)	1,203,843
16,600	Forest Laboratories, Inc., Class A (b)	513,438
34,688	Johnson & Johnson	2,149,268
6,518	Perrigo Co.	418,586
7,761	Thermo Fisher Scientific, Inc. (b)	371,597
		7,705,219
Retailing: 4.72%
25,317	Advance Auto Parts, Inc.	1,485,601
13,692	Home Depot, Inc.	433,763
1,395	Priceline.com, Inc. (b)	485,934

12,030	Ross Stores, Inc.	657,079
12,461	Tiffany & Co.	585,542
22,890	TJX Cos., Inc.	1,021,581
		4,669,500
Semiconductors & Semiconductor Equipment: 0.90%
46,055	Intel Corp.	885,638
Software & Services: 17.18%
84,000	Compuware Corp. (b)	716,520
19,390	DST Systems, Inc.	869,448
17,800	Factset Research Systems, Inc.	1,444,114
4,880	Google, Inc., Class A (b)	2,565,855
36,020	IAC/InterActiveCorp (b)	946,245
26,800	International Business Machines Corp.	3,594,952
181,285	Microsoft Corp.	4,439,669
89,365	Oracle Corp.	2,399,450
		16,976,253
Technology Hardware & Equipment: 13.02%
20,790	Apple, Inc. (b)	5,899,162
56,818	AVX Corp.	785,225
81,476	Cisco Systems, Inc. (b)	1,784,324
46,930	Dell, Inc. (b)	608,213
21,690	Harris Corp.	960,650
39,359	JDS Uniphase Corp. (b)	487,658
21,850	NetApp, Inc. (b)	1,087,912
168,390	Tellabs, Inc.	1,254,506
		12,867,650
Telecommunication Services: 1.08%
37,447	AT&T, Inc.	1,070,984
Transportation: 2.00%
29,643	United Parcel Service, Inc.	1,976,892
Utilities: 0.94%
41,717	AES Corp. (b)	473,488
21,702	NRG Energy, Inc. (b)	451,836
		925,324
	Total Common Stocks (Cost $93,205,443)	98,507,267
	Total Investments: 99.68% (Cost $93,205,443)	98,507,267
	Net Other Assets and Liabilities: 0.32%	316,750
	Net Assets: 100.00%	$98,824,017

(a)	Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Large Cap Value Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.53%
Automobiles & Components: 1.86%
2,210	Cooper Tire & Rubber Co.	$43,382
115,839	Ford Motor Co. (b)	1,417,869
25,985	Goodyear Tire & Rubber Co. (b)	279,339
		1,740,590
Banks: 4.09%
15,244	Fifth Third Bancorp	183,385
10,758	PNC Financial Services Group, Inc.	558,448
60,103	Prosperity Bancshares, Inc.	1,951,545
45,196	Wells Fargo & Co.	1,135,775
		3,829,153
Capital Goods: 6.84%
2,129	AGCO Corp. (b)	83,052
4,010	Alamo Group, Inc.	89,543
6,763	Applied Industrial Technologies, Inc.	206,948
176,680	General Electric Co.	2,871,050
11,025	Great Lakes Dredge & Dock Corp.	64,055
38,439	Northrop Grumman Corp.	2,330,557
11,440	Oshkosh Corp. (b)	314,600
2,893	Powell Industries, Inc. (b)	90,030
6,340	Toro Co.	356,498
		6,406,333
Commercial Services & Supplies: 2.33%
7,053	ATC Technology Corp. (b)	174,491
1,172	Avery Dennison Corp.	43,505
22,827	Brink’s Co.	525,021
4,774	Consolidated Graphics, Inc. (b)	197,882
2,581	Courier Corp.	36,702
8,600	Kimball International, Inc., Class B	50,138
5,374	M&F Worldwide Corp. (b)	130,857
53,308	RR Donnelley & Sons Co.	904,104
1,979	Unifirst Corp.	87,373
993	VSE Corp.	35,023
		2,185,096
Consumer Durables & Apparel: 2.83%
9,050	JAKKS Pacific, Inc. (b)	159,642
7,865	NIKE, Inc., Class B	630,301
1,793	Oxford Industries, Inc.	42,638
20,910	VF Corp.	1,694,128
1,555	Whirlpool Corp.	125,893
		2,652,602
Diversified Financials: 14.73%
47,847	AmeriCredit Corp. (b)	1,170,338
6,799	Ameriprise Financial, Inc.	321,797
97,486	Bank of America Corp.	1,278,041
6,737	Calamos Asset Management, Inc.	77,476
72,312	Capital One Financial Corp.	2,859,940

646,839	Citigroup, Inc. (b)	2,522,672
29,090	Discover Financial Services	485,221
6,168	Hercules Technology Growth Capital, Inc.	62,358
107,634	JPMorgan Chase & Co.	4,097,627
7,049	Legg Mason, Inc.	213,655
6,651	NASDAQ OMX Group, Inc. (b)	129,229
28,509	NGP Capital Resources Co.	258,292
15,706	PHH Corp. (b)	330,768
		13,807,414
Energy: 10.69%
63,923	Chevron Corp.	5,180,959
77,400	ConocoPhillips	4,445,082
6,318	Exxon Mobil Corp.	390,389
		10,016,430
Food & Staples Retailing: 1.13%
6,096	SUPERVALU, Inc.	70,287
18,400	Wal-Mart Stores, Inc.	984,768
		1,055,055
Food Beverage & Tobacco: 7.57%
72,801	Archer-Daniels-Midland Co.	2,323,808
11,596	Corn Products International, Inc.	434,850
26,429	Hormel Foods Corp.	1,178,733
16,700	John B. Sanfilippo & Son, Inc. (b)	220,440
642	Lorillard, Inc.	51,559
36,306	Philip Morris International, Inc.	2,033,862
4,355	Sanderson Farms, Inc.	188,528
41,749	Tyson Foods, Inc.	668,819
		7,100,599
Health Care Equipment & Services: 3.05%
13,351	Cardinal Health, Inc.	441,117
68,825	UnitedHealth Group, Inc.	2,416,446
		2,857,563
Hotels Restaurants & Leisure: 0.66%
11,337	Cheesecake Factory, Inc. (b)	300,090
4,580	Domino’s Pizza, Inc. (b)	60,548
2,257	ITT Educational Services, Inc. (b)	158,599
1,600	Pre-Paid Legal Services, Inc. (b)	99,984
		619,221
Household & Personal Products: 1.00%
1,953	Central Garden and Pet Co. (b)	20,174
77,664	Central Garden and Pet Co., Class A (b)	804,600
2,091	Oil-Dri Corp. of America	44,977
1,566	Schiff Nutrition International, Inc.	12,841
1,485	WD-40 Co.	56,460
		939,052
Insurance: 4.85%
7,099	ACE, Ltd.	413,517
54,112	Assurant, Inc.	2,202,358
16,218	Chubb Corp.	924,264
19,370	Travelers Cos., Inc.	1,009,177
		4,549,316
Materials: 5.34%
2,710	Arch Chemicals, Inc.	95,094
14,999	Domtar Corp.	968,636

22,668	Eastman Chemical Co.	1,677,433
7,746	Ferro Corp. (b)	99,846
2,495	Freeport-McMoRan Copper & Gold, Inc.	213,048
36,151	International Paper Co.	786,284
3,372	KMG Chemicals, Inc.	47,511
4,890	Lubrizol Corp.	518,193
1,991	Minerals Technologies, Inc.	117,310
15,100	PH Glatfelter Co.	183,616
3,618	PPG Industries, Inc.	263,390
4,480	Wausau Paper Corp. (b)	37,139
		5,007,500
Media: 3.04%
157,354	Comcast Corp., Class A	2,844,961
Pharmaceuticals, Biotechnology & Life Sciences: 10.38%
79,205	Bristol-Myers Squibb Co.	2,147,248
90,684	Eli Lilly & Co.	3,312,687
68,791	Johnson & Johnson	4,262,289
1,577	KV Pharmaceutical Co., Class B (b)	3,990
		9,726,214
Real Estate: 0.36%
19,422	Annaly Capital Management, Inc.	341,827
Retailing: 2.09%
6,182	Dillard’s, Inc., Class A	146,142
3,110	Dollar Tree, Inc. (b)	151,644
18,231	Finish Line, Inc., Class A	253,593
8,519	MarineMax, Inc. (b)	59,974
4,402	Target Corp.	235,243
21,808	TJX Cos., Inc.	973,290
4,275	Williams-Sonoma, Inc.	135,518
		1,955,404
Semiconductors & Semiconductor Equipment: 0.40%
45,184	Advanced Micro Devices, Inc. (b)	321,258
2,827	Intel Corp.	54,363
		375,621
Software & Services: 3.06%
11,538	Computer Sciences Corp.	530,748
16,418	International Business Machines Corp.	2,202,311
5,608	Microsoft Corp.	137,340
		2,870,399
Technology Hardware & Equipment: 2.01%
7,240	InterDigital, Inc. (b)	214,376
17,210	Lexmark International, Inc. (b)	767,910
7,311	Seagate Technology Plc (b)	86,124
3,793	Synaptics, Inc. (b)	106,735
72,866	Vishay Intertechnology, Inc. (b)	705,343
		1,880,488
Telecommunication Services: 6.60%
156,302	AT&T, Inc.	4,470,237
6,900	USA Mobility, Inc.	110,607
49,347	Verizon Communications, Inc.	1,608,219
		6,189,063
Transportation: 0.13%
286	FedEx Corp.	24,453

16,392	Hawaiian Holdings, Inc. (b)	98,188
		122,641
Utilities: 4.49%
18,700	Ameren Corp.	531,080
53,576	Constellation Energy Group, Inc.	1,727,290
40,742	Exelon Corp.	1,734,795
1,524	Integrys Energy Group, Inc.	79,339
2,928	Nicor, Inc.	134,161
		4,206,665
	Total Common Stocks (Cost $92,688,686)	93,279,207

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.22%
$205,847	Citibank - New York
	0.030%, due 10/01/10	205,847
	Total Short-Term Bank Debt Instruments (Cost $205,847)	205,847
	Total Investments: 99.75% (Cost $92,894,533)	93,485,054
	Net Other Assets and Liabilities: 0.25%	234,738
	Net Assets: 100.00%	$93,719,792

(a)	Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Long/Short Credit Analysis Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Principal Amount		Value (Note 1)
MUNICIPAL BONDS: 101.05%
Arizona: 2.52%
	Pima County Arizona Industrial Development Authority, Revenue Bonds (Industrial Development Tucson Electric Power Co.)
$500,000	5.750%, 09/01/29 (a)	$521,825
	Pima County Arizona Industrial Development Authority, Revenue Bonds (Industrial Development Tucson Electric Power Co.), Series A
1,000,000	5.250%, 10/01/40	1,009,280
	Salt Verde, Arizona Financial Corp., Gas Revenue Bonds
2,800,000	5.000%, 12/01/37 (a)	2,675,736
	University Medical Center Corp., General Obligation, Arizona Hospital Revenue Bonds
1,705,000	5.000%, 07/01/35	1,657,703
		5,864,544
California: 20.24%
	Anaheim California Public Financing Authority, Revenue Bonds (Anaheim Electric System Distribution)
700,000	5.000%, 10/01/29 (a)	752,570
	Bay Area Toll Authority, California Toll Bridge Revenue Bonds (Build America Bonds), Series S1
3,000,000	6.918%, 04/01/40 (a)	3,254,100
	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series A
1,000,000	5.000%, 12/01/32 (a)	980,250
	California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System-West), Series A
900,000	5.750%, 09/01/39 (a)	941,409
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E
1,300,000	4.750%, 02/01/30 (a)	1,129,453

	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series I
2,940,000	4.800%, 08/01/36 (a)	2,486,329
	California Pollution Control Financing Authority, American Water Cap Corp. Revenue Bonds
1,000,000	5.250%, 08/01/40	1,019,920
	California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Pacific Gas), Series C
1,750,000	4.750%, 12/01/23	1,744,802
	California State Public Works Board, Lease Revenue Bonds (Department General Services - Buildings 8 & 9), Series A
525,000	6.250%, 04/01/34	569,562
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,000,000	8.361%, 10/01/34 (a)	1,130,080
	California State Public Works Board, Revenue Bonds, Series A-1
2,000,000	5.750%, 03/01/30	2,151,760
	California State Public Works Board, Revenue Bonds, Series I-1
1,000,000	6.625%, 11/01/34 (a)	1,124,300
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
3,765,000	4.500%, 06/01/27 (a)	3,376,490
5,000,000	5.125%, 06/01/47 (a)	3,423,400
	Inland Empire Tobacco Securitization Authority, Revenue Bonds (California Tobacco Settlement), Series A
3,000,000	5.000%, 06/01/21 (a)	2,542,290
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15 (a)	1,083,240
	Los Angeles Department of Water & Power, Revenue Bonds (Build America Bonds)
250,000	5.716%, 07/01/39	256,833
	Los Angeles Unified School District, General Obligation Unlimited Taxable Bonds (Qualified School Construction), Series J-1
750,000	5.981%, 05/01/27	798,135
	M-S-R Energy Authority, Revenue Bonds, Series B
2,200,000	6.500%, 11/01/39 (a)	2,589,136

	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
1,800,000	1.077%, 07/01/27 (a)(b)	1,246,392
	Palomar Pomerado Health Care, Certificate Participation (California Hospital District)
1,200,000	6.750%, 11/01/39 (a)	1,326,708
	Port of Oakland, California Pre-Refunded Revenue Bonds, Series M
110,000	5.375%, 11/01/27 (a)	120,130
	Port of Oakland, California Un-Refunded Revenue Bonds, Series M
890,000	5.375%, 11/01/27 (a)	905,210
	San Diego, California Regional Building Authority Lease, Revenue Bonds (County Operations Center & Annex), Series A
450,000	5.375%, 02/01/36 (a)	486,788
	San Francisco City & County Airports Commission, Second Series, Revenue Bonds, Series F
1,500,000	5.000%, 05/01/40	1,547,160
	State of California, General Obligation Unlimited Bonds (Veterans)
1,020,000	5.050%, 12/01/36	1,015,532
	State of California Municipal Bonds
1,925,000	5.250%, 04/01/14 (a)	2,056,920
1,775,000	6.000%, 04/01/35 (a)	1,977,031
3,500,000	7.300%, 10/01/39	3,708,076
	State of California Municipal Bonds, VRDN
1,250,000	5.650%, 04/01/39 (b)	1,346,950
		47,090,956
Colorado: 1.43%
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
985,000	1.299%, 12/01/33 (a)(b)	668,470
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
2,265,000	6.500%, 11/15/38 (a)	2,667,241
		3,335,711

Connecticut: 1.96%
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A
815,000	5.850%, 09/01/28 (a)	825,676
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I
500,000	5.000%, 07/01/30 (a)	521,510
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Wesleyan University)
400,000	5.000%, 07/01/39 (a)	434,672
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
600,000	5.000%, 07/01/26 (a)	633,924
	Connecticut State Housing Finance Authority, Revenue Bonds, Series A-3
1,800,000	4.500%, 11/15/28 (a)	1,833,768
	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1
270,000	5.000%, 02/01/17 (a)	319,988
		4,569,538
Florida: 1.10%
	Citizens Property Insurance Corp., Sr. Sec. High Act Revenue Bonds, Series A-1
900,000	6.000%, 06/01/16 (a)	1,015,974
	JEA, Florida Electric Systems, Revenue Bonds, Series 3A
450,000	3.500%, 10/01/18 (a)	467,388
	Sarasota County, Florida Public Hospital District, Hospital Revenue Bonds (Sarasota Memorial Hospital Project), Series A
1,000,000	5.625%, 07/01/39 (a)	1,062,640
		2,546,002
Georgia: 7.11%
	Atlanta, Georgia, Airport Revenue Bonds, Series B
1,300,000	5.625%, 01/01/30 (a)	1,313,715
	Atlanta, Georgia, Airport Revenue Bonds, Series RF-B-3, VRDN
1,450,000	2.270%, 01/01/30 (b)	1,450,000

	Atlanta, Georgia, Airport Revenue Bonds, Series RF-C-3, VRDN
2,200,000	2.270%, 01/01/30 (b)	2,200,000
	Atlanta, Georgia, Water & Wastewater Revenue Bonds, Series A
1,000,000	6.250%, 11/01/34 (a)	1,138,720
	DeKalb County Hospital Authority, Revenue Anticipation Certificates, Revenue Bonds (DeKalb Medical Center, Inc. Project)
1,500,000	6.125%, 09/01/40	1,548,795
	Main Street Natural Gas, Inc., Revenue Bonds (Georgia Gas Project), Series A
3,535,000	5.500%, 09/15/27	3,673,606
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)
1,400,000	6.655%, 04/01/57 (a)	1,484,994
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series J
1,600,000	6.637%, 04/01/57 (a)	1,721,888
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P
2,050,000	7.055%, 04/01/57 (a)	2,004,694
		16,536,412
Guam: 1.90%
	Guam Government Municipal Bonds, Series A
1,000,000	6.000%, 11/15/19 (a)	1,120,580
2,900,000	6.750%, 11/15/29 (a)	3,301,708
		4,422,288
Illinois: 4.71%
	Chicago, Illinois Board of Education, Revenue Bonds (Build America Bonds), Series E
500,000	6.138%, 12/01/39 (a)	511,485
	Chicago, O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
4,900,000	5.500%, 12/01/30 (a)	3,980,466
	Illinois Finance Authority, Revenue Bonds (Provena Health System), Series A
1,000,000	6.000%, 05/01/28 (a)	1,034,520

	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers), Series A
1,000,000	7.000%, 08/15/44 (a)	1,124,160
	Illinois Finance Authority, Revenue Bonds (Swedish Covenant Hospital), Series A
1,000,000	6.000%, 08/15/38 (a)	1,030,960
	Northern Illinois Municipal Power Agency, Revenue Bonds (Build America Bonds Power Project)
750,000	6.859%, 01/01/39 (a)	824,273
	State of Illinois General Obligation Bonds (Build America Bonds)
2,500,000	6.630%, 02/01/35 (a)	2,460,675
		10,966,539
Indiana: 1.70%
	Indiana Finance Authority Improvement, Revenue Bonds (U.S. Steel Corp.)
500,000	6.000%, 12/01/26	534,290
	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series B
2,000,000	6.116%, 01/15/40 (a)	2,241,160
	Purdue University, Indiana, Revenue Bonds (Purdue University Student Facilities System), Series A
1,125,000	5.000%, 07/01/34 (a)	1,182,522
		3,957,972
Kentucky: 1.20%
	Kentucky Economic Development Finance Authority, Revenue Bonds (Owensboro Medical Health System), Series A
500,000	6.375%, 06/01/40 (a)	538,995
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare)
2,100,000	6.125%, 02/01/37 (a)	2,257,836
		2,796,831
Louisiana: 5.36%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Westlake Chemical Corp., Project)
2,450,000	6.750%, 11/01/32 (a)	2,584,775

	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
1,700,000	6.000%, 07/01/29 (a)	1,854,207
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A
3,955,000	5.250%, 05/15/38 (a)	3,928,540
	Louisiana State Gas and Fuels, Tax Revenue Bonds, Second Lien, Series B
2,000,000	5.000%, 05/01/40	2,156,060
	St. John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A
1,925,000	5.125%, 06/01/37 (a)	1,935,106
		12,458,688
Maryland: 0.55%
	Maryland State Health & Higher Educational Facilities Authority, Revenue Bond (Johns Hopkins Health System)
1,000,000	5.000%, 05/15/40	1,049,770
	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B
225,000	5.350%, 07/01/34 (a)	228,791
		1,278,561
Massachusetts: 0.60%
	Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Harvard University), Series A
1,250,000	5.000%, 12/15/34 (a)	1,385,888
Michigan: 1.64%
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A
3,775,000	5.250%, 11/15/32	3,808,145
Missouri: 0.40%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34 (a)	932,858
Nevada: 0.72%
	Las Vegas Valley Water District, General Obligation Limited Taxable Bonds (Build America Bonds), Series A
1,650,000	5.700%, 03/01/40 (a)	1,684,914

New Hampshire: 0.09%
	New Hampshire Health & Education Facilities Authority, Revenue Bonds (Dartmouth-Hitchcock)
200,000	6.000%, 08/01/38 (a)	218,284
New Jersey: 2.94%
	New Jersey Economic Development Authority, Revenue Bonds
800,000	5.375%, 06/15/14	848,664
	New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines, Inc.)
2,000,000	6.400%, 09/15/23	1,996,420
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
1,900,000	4.500%, 06/01/23	1,784,404
3,190,000	5.000%, 06/01/41 (a)	2,209,235
		6,838,723
New York: 11.37%
	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)
3,400,000	6.375%, 07/15/43 (a)	3,720,994
	Chautauqua County New York Industrial Development Agency, Revenue Bonds (Dunkirk Power Llc, Project)
250,000	5.875%, 04/01/42	261,758
	Hudson Yards Infrastructure Corp., Revenue Bonds, Series A
2,800,000	5.000%, 02/15/47 (a)	2,790,507
	Long Island Power Authority, New York Electric System, Revenue Bonds (Build America Bonds)
1,250,000	5.850%, 05/01/41 (a)	1,276,925
	Nassau County, New York Tobacco Settlement Corp., Asset-Backed Sr. Convertible Revenue Bonds, Series A-2
500,000	5.250%, 06/01/26	482,380
	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
1,385,000	6.900%, 08/01/24 (a)	1,290,432
	New York City, Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)
1,700,000	6.668%, 11/15/39 (a)	1,858,576

	New York City, New York General Obligation Bonds (Build America Bonds)
1,600,000	5.985%, 12/01/36 (a)	1,695,312
	New York City, New York Housing Development Corp., Multifamily Housing Revenue Bonds, Series K
500,000	4.950%, 11/01/39	510,490
	New York City, New York Housing Development Corp., Multifamily Rental Housing Revenue Bonds (Progress of Peoples Development), Insured GNMA/FNMA, Series B
1,000,000	4.950%, 05/15/36 (a)	1,017,370
	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)
2,050,000	5.000%, 01/01/18 (a)	2,129,930
4,000,000	5.000%, 01/01/39 (a)	3,730,839
	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
1,400,000	7.625%, 08/01/25 (b)	1,472,996
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE
450,000	6.011%, 06/15/42	502,232
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series FF-2
500,000	5.000%, 06/15/40 (a)	534,490
	New York City, New York Revenue Bonds, Sub-Series I-1
600,000	5.125%, 04/01/25 (a)	684,306
	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3
675,000	5.250%, 01/15/39 (a)	734,414
	New York State Thruway Authority, Revenue Bonds (Build America Bonds, Highway & Bridge Trust)
700,000	5.883%, 04/01/30 (a)	774,634
	TSASC, Inc., Revenue Bonds, Series 1
1,200,000	5.125%, 06/01/42	980,928
		26,449,513

North Carolina: 0.35%
	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Duke University Project), Series B
750,000	5.000%, 10/01/38 (a)	819,330
Ohio: 6.64%
	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)
1,000,000	5.939%, 02/15/47	1,025,140
765,000	6.053%, 02/15/43 (a)	783,704
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-1
570,000	5.000%, 06/01/11	578,852
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
5,690,000	5.125%, 06/01/24 (a)	4,886,628
6,100,000	5.875%, 06/01/30 (a)	4,928,372
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B
500,000	5.800%, 12/01/38 (a)	537,425
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), VRDN
1,150,000	5.100%, 11/01/42 (a)(b)	1,226,682
	Ohio State Higher Educational Facility Commission, Revenue Bonds (Summa Health Systems Project)
500,000	5.750%, 11/15/40	515,225
	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F
930,000	5.250%, 09/01/28 (a)	967,386
		15,449,414
Pennsylvania: 2.50%
	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement)
1,500,000	6.750%, 11/01/24	1,646,025

	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.)
750,000	7.000%, 07/15/39 (a)	846,353
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Saint Josephs University), Series A
1,100,000	5.000%, 11/01/40	1,136,905
	Pennsylvania Housing Finance Agency, Revenue Bonds, Series 108B
1,150,000	4.500%, 10/01/25 (a)	1,181,671
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 110B
1,000,000	4.750%, 10/01/39	1,000,000
		5,810,954
Puerto Rico: 10.05%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien Series A
700,000	6.000%, 07/01/44 (a)	754,173
	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A
2,000,000	5.500%, 07/01/32 (a)	2,100,000
	Puerto Rico Commonwealth Highway & Transportation Authority, Highway, Insured MBIA, Inc., Revenue Bonds, Series Z
400,000	6.250%, 07/01/15 (a)	455,488
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L
1,850,000	5.250%, 07/01/38 (a)	1,938,837
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N
2,000,000	5.250%, 07/01/39 (a)	2,078,760
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C
1,300,000	5.500%, 07/01/24 (a)	1,423,643
475,000	5.500%, 07/01/25 (a)	518,757
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C
1,300,000	5.500%, 07/01/16 (a)	1,435,473

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,700,000	1.057%, 07/01/31 (a)(b)	1,915,298
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25 (a)	1,355,638
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series XX
1,250,000	5.250%, 07/01/40 (a)	1,309,113
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13 (a)	973,791
	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series A, VRDN
1,000,000	5.250%, 08/01/29 (a)(b)	1,031,150
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
1,000,000	5.500%, 08/01/28 (a)	1,085,740
2,700,000	5.500%, 08/01/42 (a)	2,871,827
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series C
1,500,000	5.250%, 08/01/41	1,576,260
500,000	6.000%, 08/01/39	558,975
		23,382,923
Rhode Island: 0.84%
	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series A-1
1,000,000	5.000%, 10/01/48 (a)	1,001,530
	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN
950,000	0.718%, 12/01/37 (b)(c)(d)	950,000
		1,951,530
South Carolina: 0.22%
	Florence County South Carolina Hospital, Revenue Bonds (McLeod Regional Medical Center), Series A
500,000	5.000%, 11/01/37	510,300

Tennessee: 2.01%
	Metropolitan Government of Nashville & Davidson County Convention Center Authority, Taxable Revenue Bonds (Build America Bonds), Series A-2
750,000	7.431%, 07/01/43 (a)	855,383
	Metropolitan Government of Nashville & Davidson County Convention Center Authority, Taxable Revenue Bonds (Build America Bonds), Series B
750,000	6.731%, 07/01/43 (a)	806,558
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A
1,895,000	5.250%, 09/01/24	1,988,575
1,000,000	5.250%, 09/01/26	1,032,710
		4,683,226
Texas: 7.20%
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN
650,000	5.750%, 05/01/36 (a)(b)	617,688
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project)
4,765,000	6.375%, 05/01/35 (a)	3,979,156
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Series A, Sub-Series 3
1,175,000	9.125%, 05/01/29	1,227,499
	Gulf Coast Waste Disposal Authority, Texas Environmental Facilities Revenue Bonds, RMKT (BP Products North American Project), VRDN
1,500,000	2.300%, 01/01/42 (b)	1,501,245
	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project), Series B
165,000	6.125%, 07/15/27 (a)	157,422
	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN
800,000	0.525%, 12/01/33 (b)(c)(d)	800,000

	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A
750,000	5.500%, 05/01/22 (a)	729,548
460,000	6.450%, 06/01/21 (a)	230,097
	Tarrant County, Texas, Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Scott & White Healthcare)
2,600,000	5.250%, 08/15/40	2,647,320
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A
1,500,000	5.000%, 12/15/16	1,606,125
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
2,250,000	0.896%, 12/15/26 (a)(b)	1,576,013
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series D
1,250,000	6.250%, 12/15/26	1,432,475
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28 (a)	216,185
		16,720,773
Virgin Islands: 1.52%
	Virgin Islands Public Finance Authority, Revenue Bonds (Gross receipts taxes loan notes)
450,000	5.000%, 10/01/24	473,508
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1
500,000	5.000%, 10/01/39	502,155
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A
2,500,000	5.000%, 10/01/29	2,565,250
		3,540,913
Virginia: 1.23%
	Tobacco Settlement Financing Corp., Revenue Bonds, Series B-1
1,500,000	5.000%, 06/01/47	1,021,350
	University of Virginia, University Revenue Bonds
800,000	5.000%, 06/01/40 (a)	869,856

	Virginia Small Business Financing & Healthcare Facilities Authority, Revenue Bonds (OBG Sentara Healthcare)
500,000	5.000%, 11/01/40 (a)	530,435
	Virginia State Public School Authority, Revenue Bonds (School Financing 1997), Series B1
425,000	4.000%, 08/01/25 (a)	449,263
		2,870,904
Wisconsin: 0.95%
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
1,600,000	5.625%, 04/15/39 (a)	1,679,984
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Wheaton Franciscan Healthcare)
555,000	5.250%, 08/15/34 (a)	534,504
		2,214,488
	Total Municipal Bonds (Cost $223,024,894)	235,097,122

CORPORATE BONDS: 11.50%
Communications: 0.46%
	Sirius XM Radio, Inc., Gtd. Notes
1,000,000	8.750%, 04/01/15 (a)(e)	1,067,500
Consumer Cyclical: 2.99%
	American Airlines, Inc., Sr. Sec. Notes
2,000,000	10.500%, 10/15/12 (a)(e)	2,170,000
	Continental Airlines, Inc., Sr. Unsec. Notes
3,600,000	8.750%, 12/01/11 (a)	3,694,500
	United Air Lines, Inc., Sr. Sec. Notes
1,000,000	9.875%, 08/01/13 (a)(e)	1,090,000
		6,954,500
Consumer Discretionary: 0.04%
	General Motors Corp., Sr. Unsec. Notes
250,000	7.200%, 01/15/11 (a)(f)	81,875
Energy: 0.94%
	Southern Union Co., Jr. Sub. Notes
2,425,000	7.200%, 11/01/66 (a)(b)	2,200,688
Industrials: 2.41%
	Enterprise Products Operating Llc, Gtd. Notes, Series B

2,500,000	7.034%, 01/15/68 (a)(b)	2,490,997
	Solutia, Inc., Gtd. Notes
1,500,000	8.750%, 11/01/17	1,646,250
	Stanley Works, Jr. Sub. Notes, Series 1
1,500,000	5.902%, 12/01/45 (a)(b)	1,475,189
		5,612,436
Private University: 0.36%
	Rensselaer Polytechnic Institute Notes
750,000	5.600%, 09/01/20	831,451
Technology: 1.37%
	Equinix, Inc., Sub. Notes
1,000,000	8.125%, 03/01/18 (a)	1,072,500
	Iron Mountain, Inc., Gtd. Notes
2,000,000	8.000%, 06/15/20 (a)	2,122,500
		3,195,000
Utility: 2.93%
	Dominion Resources, Inc., Jr. Sub. Notes
2,470,000	7.500%, 06/30/66 (a)(b)	2,522,310
	PPL Capital Funding, Inc., Bonds
2,500,000	6.700%, 03/30/67 (a)(b)	2,378,050
	Wisconsin Energy Corp., Jr. Sub. Notes
2,000,000	6.250%, 05/15/67 (a)(b)	1,912,536
		6,812,896
	Total Corporate Bonds (Cost $25,143,562)	26,756,346

Shares
PREFERRED STOCKS: 1.46%
Financials: 0.82%
50,000	Citigroup Capital XII	1,320,500
	8.500%
21,250	JPMorgan Chase Capital XXVIII	570,350
	7.200%
		1,890,850
Utility: 0.64%
15,000	Southern California Edison Co.	1,495,782
	5.349%
	Total Preferred Stocks (Cost $3,280,063)	3,386,632

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 17.91%
	Citibank - New York
$41,661,368	0.030%, due 10/01/10	41,661,368
	Total Short-Term Bank Debt Instruments (Cost $41,661,368)	41,661,368
	Total Investments: 131.92% (Cost $293,109,887)	306,901,468
	Net Other Assets and Liabilities: (31.92)%	(74,257,153)
	Net Assets: 100.00%	$232,644,315

Principal Amount		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Altria Group, Inc., Gtd. Notes
$(2,000,000)	4.125%, 09/11/15	$(2,148,266)
	Duke Energy Carolinas Llc, Unsub. Sr. Notes
(500,000)	6.100%, 06/01/37	(591,642)
	ERAC USA Finance Co., Notes
(1,000,000)	8.000%, 01/15/11	(1,018,935)
	International Paper Co., Unsec. Sr. Notes
(250,000)	5.300%, 04/01/15	(272,280)
	Praxair, Inc., Sr. Unsec. Notes
(1,000,000)	3.250%, 09/15/15	(1,068,582)
	Safeway, Inc., Sr. Unsec. Notes
(2,500,000)	5.000%, 08/15/19	(2,750,973)
U.S. Government Agency
	United States Treasury Bonds
(13,760,000)	4.375%, 05/15/40	(15,452,026)
	United States Treasury Notes
(20,000,000)	1.500%, 07/15/12	(20,409,380)
(7,500,000)	1.500%, 12/31/13	(7,689,263)
(16,300,000)	4.500%, 11/15/15	(18,925,832)
	Total Securities Sold Short (Proceeds $68,757,004)	$(70,327,179)

(a)	Security, or portion of security, is being held as collateral for short sales.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2010.

(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,327,500 representing 1.86% of net assets.

(f)	Security in default on interest payments.

(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

GNMA/FNMA - Government National Mortgage Association/Federal National Mortgage Association

Gtd. - Guaranteed

Jr. - Junior

RMKT - Remarketed

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

VRDN - Variable Rate Demand Notes

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 0.525%, 12/01/33 (b)(d)	$800,000	$800,000	0.34%
12/14/07	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN 0.718%, 12/01/37 (b)(d)	950,000	950,000	0.41%
		$1,750,000	$1,750,000	0.75%

Forward Mortgage Securities Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Principal Amount		Value (Note 1)
ASSET-BACKED SECURITIES: 2.53%
	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2
$180,000	1.220%, 10/08/13	$180,639
	AmeriCredit Automobile Receivables Trust, Series 2010-B, Class A2
175,000	1.180%, 05/06/12	175,189
	Capital One Auto Finance Trust, Series 2006-B, Class A4
271,880	0.272%, 07/15/13 (b)	270,382
	Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A
700,000	0.507%, 06/15/13 (b)	696,393
	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2A
3,989	0.376%, 04/25/37 (b)	3,962
	Santander Drive Auto Receivables Trust, Series 2010-1, Class A2
145,000	1.360%, 03/15/13	145,197
	Total Asset-Backed Securities (Cost $1,463,379)	1,471,762
COLLATERALIZED MORTGAGE OBLIGATIONS: 71.37%
Collateralized Mortgage Obligations-Other: 17.65%
	Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4
330,000	5.889%, 07/10/44	351,881
	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4
185,000	5.450%, 01/15/17	194,297
	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4
290,000	5.934%, 07/10/17 (b)	312,421
	Banc of America Funding Corp., Series 2004-B, Class 5A1
307,929	3.764%, 11/20/34 (b)	258,714
	Bank of America Alternative Loan Trust, Series 2003-10, Class 6A2
120,820	5.500%, 12/25/18	125,440
	Bank of America Alternative Loan Trust, Series 2004-3, Class 4A1
136,640	5.000%, 04/25/19	138,087
	Countrywide Alternative Loan Trust, Series 2005-23CB, Class A15
493,211	5.500%, 07/25/35	435,538
	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4
107,121	5.250%, 03/25/35	104,642

	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A8
324,012	5.500%, 02/25/36	290,271
	Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A15
276,499	5.750%, 03/25/37	194,301
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1
1,380,671	0.756%, 02/25/35 (b)	1,044,341
	Government National Mortgage Association, Series 2006-106, Class SL
1,025,736	5.843%, 04/20/36 (b)(c)	136,814
	Government National Mortgage Association, Series 2006-62, Class SI
1,281,840	7.123%, 10/20/36 (b)(c)	147,337
	Government National Mortgage Association, Series 2008-11, Class SA
931,347	6.233%, 02/20/38 (b)(c)	95,208
	GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
607,641	2.859%, 08/25/34 (b)	554,551
	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1
318,962	3.351%, 01/25/35 (b)	295,237
	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1
906,696	0.446%, 08/25/46 (b)	757,581
	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15
57,873	5.750%, 02/25/36	58,859
	Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A
73,463	0.587%, 09/19/35 (b)	46,096
	Homebanc Mortgage Trust, Series 2005-4, Class A1
144,143	0.526%, 10/25/35 (b)	107,029
	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1
278,737	5.779%, 03/25/37 (b)	238,143
	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
240,000	5.429%, 12/12/43	255,985
	Lehman Mortgage Trust, Series 2005-2, Class 3A3
89,326	5.500%, 12/25/35	83,560
	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3
190,000	5.956%, 08/12/49 (b)	205,774
	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1
256,429	0.576%, 10/25/28 (b)	244,974
	MortgageIT Trust, Series 2004-1, Class A1
276,279	0.646%, 11/25/34 (b)	234,008
	Residential Accredit Loans, Inc., Series 2005-QS1, Class A5
163,303	5.500%, 01/25/35	143,409

	SLM Student Loan Trust, Series 2008-5, Class A3
245,000	1.798%, 01/25/18 (b)	252,720
	SLM Student Loan Trust, Series 2008-5, Class A4
500,000	2.198%, 07/25/23 (b)	524,796
	Structured Asset Securities Corp., Series 2005-5, Class 2A4
244,376	5.500%, 04/25/35 (b)	230,704
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1
683,083	0.376%, 08/25/11 (b)	677,718
	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3
215,000	5.678%, 07/15/17	223,696
	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
1,495,434	6.000%, 06/25/37	1,318,489
		10,282,621
Federal Home Loan Mortgage Corp (FHLMC): 2.68%
	FHLMC
215,340	4.688%, 03/01/38 (b)	226,355
273,895	5.133%, 07/01/38 (b)	292,359
297,422	5.156%, 03/01/38 (b)	316,759
	FHLMC, REMICS
482,434	0.657%, 09/15/36 (b)	483,609
235,447	4.500%, 05/15/22	241,617
		1,560,699
Federal Home Loan Mortgage Corp (FHLMC)-Pass-Through-Agency: 9.05%
	FHLMC-Gold
341,227	4.000%, 04/01/24	358,180
528,187	4.000%, 04/01/24	552,062
411,790	4.000%, 08/01/25	431,176
374,403	4.500%, 07/01/39	394,133
998,553	4.500%, 09/01/40	1,039,598
1,300,000	4.500%, 09/01/40	1,353,435
987,348	5.000%, 09/01/33	1,046,647
11,556	5.500%, 01/01/29	12,369
83	7.000%, 06/01/15	90
6,131	7.500%, 09/01/14	6,561
348	8.000%, 07/01/24	400
2,187	8.000%, 07/01/24	2,513
25,333	8.000%, 07/01/24	29,119
1,915	8.000%, 08/01/24	2,201
25,701	8.000%, 07/01/25	29,489
224	8.000%, 09/01/25	257
656	8.000%, 11/01/25	755
2,776	8.000%, 12/01/25	3,185
195	8.000%, 01/01/26	225
5,562	8.000%, 06/01/26	6,406

		5,268,801
Federal National Mortgage Association (FNMA)-Pass-Through Agency: 41.76%
	FNMA
208,967	4.000%, 08/01/25	218,869
753,093	4.000%, 08/01/25	788,781
406,711	4.000%, 08/01/25	425,984
198,804	4.000%, 09/01/25	208,225
222,550	4.449%, 06/01/38 (b)	234,593
5,264,983	4.500%, 07/01/39	5,521,004
2,804,416	4.500%, 11/01/39	2,924,950
1,000,000	4.500%, 09/01/40	1,042,823
300,000	4.500%, 09/01/40	312,847
241,914	4.826%, 08/01/38 (b)	256,841
2,718,964	5.000%, 11/01/33	2,888,211
610,829	5.000%, 01/01/23	648,481
338,180	5.000%, 03/01/23	359,732
248,469	5.157%, 07/01/38 (b)	265,249
222,412	5.311%, 08/01/38	237,881
2,158,900	5.500%, 04/01/34	2,312,359
3,648,756	5.500%, 07/01/34	3,914,079
272,591	5.500%, 03/01/34	292,924
712,288	5.500%, 01/01/38	765,864
600,000	5.500%, 06/01/38	638,439
6,200	7.500%, 12/01/31	7,088
49,070	7.500%, 09/01/29	55,993
		24,321,217
Government National Mortgage Association (GNMA): 0.10%
	GNMA, Series 2007-19, Class SJ
622,498	5.943%, 04/20/37 (b)(c)	59,285
		59,285
Government National Mortgage Association (GNMA)-Pass-Through-Agency: 0.13%
	GNMA
19,893	5.500%, 04/15/14	21,064
2,459	6.500%, 08/15/14	2,670
14,951	6.500%, 12/15/23	16,645
1,553	7.500%, 10/15/29	1,779
29,798	8.000%, 09/20/26	34,925
		77,083
	Total Collateralized Mortgage Obligations (Cost $40,625,947)	41,569,706
PROJECT LOANS: 0.00% (d)
	Merrill Lynch 42
2,172	7.430%, 09/01/22 (e)(f)	2,155
	Total Project Loans (Cost $2,199)	2,155

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 28.09%
$16,360,374	Citibank - New York 0.030%, due 10/01/10	16,360,374
	Total Short-Term Bank Debt Instruments (Cost $16,360,374)	16,360,374
	Total Investments: 101.99% (Cost $58,451,899)	59,403,997
	Net Other Assets and Liabilities: (1.99)%	(1,156,969)
	Net Assets: 100.00%	$58,247,028

FORWARD COMMITMENT

Description	Interest Rate	Maturity Date		Principal Amount	Value
TBA Purchase Commitments at September 30, 2010: 103.67%
(Cost Payable $60,394,725)
FHLMC-Gold	6.000%	10/13/10		$3,000,000	$3,218,907
FHLMC-Gold	5.500%	10/13/10		3,600,000	3,818,815
FHLMC-Gold	5.000%	10/13/10		1,900,000	1,996,486
FHLMC-Gold	4.500%	10/13/10		3,000,000	3,119,532
FHLMC-Gold	4.500%	11/16/10		200,000	210,062
FHLMC-Gold	4.000%	10/13/10		1,900,000	1,948,688
FHLMC-Gold	4.000%	10/18/10		1,200,000	1,252,313
FNMA	6.500%	10/13/10		2,000,000	2,181,876
FNMA	6.000%	10/13/10		6,700,000	7,199,364
FNMA	5.500%	09/14/10	(g)	600,000	637,643
FNMA	5.500%	10/13/10		1,700,000	1,807,313
FNMA	5.000%	10/13/10		2,200,000	2,316,532
FNMA	5.000%	10/18/10		400,000	424,375
FNMA	4.500%	10/13/10		4,400,000	4,582,873
FNMA	4.500%	10/18/10		1,000,000	1,052,031
FNMA	4.000%	10/13/10		1,400,000	1,438,937
FNMA	4.000%	10/18/10		700,000	730,734
FNMA	3.500%	10/18/10		1,200,000	1,237,874
FNMA	3.500%	11/16/10		1,200,000	1,233,374
GNMA	6.500%	10/20/10		2,300,000	2,530,359
GNMA	6.500%	11/18/10		2,300,000	2,525,329
GNMA	6.000%	11/18/10		2,600,000	2,817,749
GNMA	5.500%	10/20/10		3,500,000	3,762,500
GNMA	5.500%	11/18/10		900,000	966,094
GNMA	5.000%	10/20/10		1,600,000	1,704,000
GNMA	5.000%	11/18/10		700,000	746,043
GNMA	4.500%	10/20/10		1,700,000	1,789,780
GNMA	4.500%	11/18/10		1,900,000	1,996,188
GNMA	4.000%	10/20/10		1,100,000	1,137,125
					$60,382,896

Description	Interest Rate	Maturity Date		Principal Amount	Value
TBA Sale Commitments at September 30, 2010: (55.63)%
(Proceeds Receivable $32,412,522)
FHLMC-Gold	4.500%	10/13/10		$(2,300,000)	$(2,391,641)
FHLMC-Gold	4.000%	10/13/10		(1,000,000)	(1,025,625)
FHLMC-Gold	4.000%	10/18/10		(500,000)	(521,797)
FNMA	6.000%	10/13/10		(2,600,000)	(2,793,783)
FNMA	5.500%	09/14/10	(g)	(1,200,000)	(1,275,287)
FNMA	5.500%	10/13/10		(1,700,000)	(1,807,313)
FNMA	5.500%	11/10/10		(1,300,000)	(1,380,844)

FNMA	5.000%	10/18/10	(400,000)	(424,375)
FNMA	5.000%	11/16/10	(900,000)	(953,719)
FNMA	4.500%	10/13/10	(5,700,000)	(5,936,903)
FNMA	4.500%	10/18/10	(300,000)	(315,609)
FNMA	4.000%	10/13/10	(1,400,000)	(1,438,937)
FNMA	4.000%	10/18/10	(700,000)	(730,734)
FNMA	4.000%	11/16/10	(1,500,000)	(1,562,579)
FNMA	3.500%	10/18/10	(1,200,000)	(1,237,874)
GNMA	6.500%	10/20/10	(2,300,000)	(2,530,359)
GNMA	5.500%	10/20/10	(2,400,000)	(2,580,000)
GNMA	5.000%	10/20/10	(1,600,000)	(1,704,000)
GNMA	4.500%	10/20/10	(1,700,000)	(1,789,780)
				$(32,401,159)

FUTURES CONTRACTS

At September 30, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
US 5 Year Treasury Note	Short	(10)	12/31/10	$(1,208,672)	$(6,968)
US 10 Year Treasury Note	Short	(14)	12/31/10	(1,764,657)	(15,931)
US 2 Year Treasury Note	Short	(8)	12/31/10	(1,755,875)	(1,265)
90-Day EURO Dollar	Short	(2)	03/14/11	(497,950)	(799)
90-Day EURO Dollar	Short	(2)	06/13/11	(497,575)	(974)
90-Day EURO Dollar	Short	(2)	09/19/11	(497,100)	(1,274)
90-Day EURO Dollar	Short	(4)	12/19/11	(993,000)	(3,448)
90-Day EURO Dollar	Short	(1)	06/18/12	(247,538)	(1,162)
90-Day EURO Dollar	Short	(1)	09/17/12	(247,163)	(740)
90-Day EURO Dollar	Short	(1)	12/17/12	(246,725)	(3,178)
90-Day EURO Dollar	Short	(1)	03/18/13	(246,313)	(3,278)
				$(8,202,568)	$(39,017)

(a)	Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2010.

(c)	Interest only security.

(d)	Less than 0.005%.

(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(f)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(g)	Assigned to underlying Mortgage backed pool in October.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REMICs - Real Estate Mortgage Investment Conduits

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/22/97-08/07/07	Merrill Lynch 42 (f) 7.430%, 09/01/22	$2,199	$2,155	0.00	% (d)

Forward Real Estate Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.49%
Diversified REITs: 9.37%
37,000	Excel Trust, Inc.	$416,990
25,172	Vornado Realty Trust	2,152,961
24,400	Washington Real Estate Investment Trust	774,212
		3,344,163
Health Care: 13.29%
34,900	HCP, Inc.	1,255,702
22,900	Health Care REIT, Inc.	1,084,086
36,000	OMEGA Healthcare Investors, Inc.	808,200
17,300	Senior Housing Properties Trust	406,550
23,000	Ventas, Inc.	1,186,110
		4,740,648
Industrial REITs: 7.62%
20,900	AMB Property Corp.	553,223
19,300	EastGroup Properties, Inc.	721,434
60,900	Monmouth Real Estate Investment Corp.	476,238
82,300	ProLogis	969,494
		2,720,389
Lodging: 5.26%
17,089	Chatham Lodging Trust (a)	318,026
60,000	FelCor Lodging Trust, Inc. (a)	276,000
88,585	Host Hotels & Resorts, Inc.	1,282,711
		1,876,737
Office REITs: 15.42%
10,100	Alexandria Real Estate Equities, Inc.	707,000
19,215	Boston Properties, Inc.	1,597,151
14,500	Digital Realty Trust, Inc.	894,650
43,700	Douglas Emmett, Inc.	765,187
11,100	Government Properties Income Trust	296,370
11,100	Kilroy Realty Corp.	367,854
13,800	SL Green Realty Corp.	873,954
		5,502,166
Real Estate Operating Companies: 0.61%
13,330	Hudson Pacific Properties, Inc.	218,212
Residential REITs: 17.12%
26,700	American Campus Communities, Inc.	812,748
10,600	Associated Estates Realty Corp.	148,188
12,000	AvalonBay Communities, Inc.	1,247,160
5,000	BRE Properties, Inc.	207,500
20,000	Camden Property Trust	959,400
42,800	Equity Residential	2,035,996
6,000	Home Properties, Inc.	317,400
18,000	UDR, Inc.	380,160
		6,108,552

Retail REITs: 21.16%
10,000	Federal Realty Investment Trust	816,600
49,100	Kimco Realty Corp.	773,325
31,300	Macerich Co.	1,344,335
37,047	Simon Property Group, Inc.	3,435,739
12,900	Tanger Factory Outlet Centers, Inc.	608,106
26,066	Weingarten Realty Investors, Inc.	568,760
		7,546,865
Specialized REITs: 9.64%
17,700	Plum Creek Timber Co., Inc.	624,810
15,600	Public Storage, Inc.	1,513,824
19,700	Sovran Self Storage, Inc.	746,630
35,178	Weyerhaeuser Co.	554,405
		3,439,669
	Total Common Stocks (Cost $24,423,501)	35,497,401

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.47%
$167,394	Citibank - New York
	0.030%, due 10/01/10	167,394
	Total Short-Term Bank Debt Instruments (Cost $167,394)	167,394
	Total Investments: 99.96% (Cost $24,590,895)	35,664,795
	Net Other Assets and Liabilities: 0.04%	14,195
	Net Assets: 100.00%	$35,678,990

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REIT- Real Estate Investment Trust

Forward Select Income Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 10.43%
Diversified REITs: 2.46%
67,700	Exterran Partners LP	$1,482,630
223,318	Liberty Property Trust	7,123,844
1,055,563	Weyerhaeuser Co.	16,635,673
334,133	Winthrop Realty Trust	4,129,884
		29,372,031
Health Care Facilities: 2.23%
3,162,006	Sun Healthcare Group, Inc. (a)	26,782,191
Integrated Telecommunication Services: 0.00% (b)
1	Frontier Communications Corp.	8
Marine: 0.65%
420,935	Navios Maritime Partners LP	7,820,972
Mortgage REITs: 1.26%
860,265	Annaly Capital Management, Inc.	15,140,664
Office REITs: 1.03%
300,000	CommonWealth REIT	7,680,000
142,000	Mack-Cali Realty Corp.	4,644,820
		12,324,820
Oil & Gas Exploration & Production: 0.26%
96,400	Linn Energy LLC	3,080,944
Retail REITs: 1.40%
471,200	CBL & Associates Properties, Inc.	6,153,872
863,818	Ramco-Gershenson Properties Trust	9,251,491
75,500	Urstadt Biddle Properties, Inc., Class A	1,365,040
		16,770,403
Specialized REITs: 1.14%
424,305	Chatham Lodging Trust (a)	7,896,316
202,600	LTC Properties, Inc.	5,170,352
26,440	Senior Housing Properties Trust	621,340
		13,688,008
	Total Common Stocks (Cost $128,733,928)	124,980,041

CONVERTIBLE PREFERRED STOCKS: 0.79%
Specialized REITs: 0.79%
	FelCor Lodging Trust, Inc.

439,184	Series A, 1.950% (c)	9,420,497
	Total Convertible Preferred Stocks (Cost $8,777,774)	9,420,497

PREFERRED STOCKS: 88.44%
Diversified REITs: 7.00%
	CapLease, Inc.
698,000	Series A, 8.125% (c)	17,554,700
	Cousins Properties, Inc.
14,400	Series A, 7.750%	358,272
332,989	Series B, 7.500% (c)	8,124,932
	PS Business Parks, Inc.
122,532	Series H, 7.000% (c)	3,079,229
468,400	Series L, 7.600% (c)	11,857,546
102,400	Series O, 7.375% (c)	2,647,040
529,300	Series P, 6.700% (c)	12,835,525
	Vornado Realty LP
1,005,363	7.875% (c)	26,863,299
	Vornado Realty Trust
22,100	Series E, 7.000% (c)	561,340
		83,881,883
Industrial REITs: 5.82%
	AMB Property Corp.
239,400	Series M, 6.750% (c)	5,896,422
323,069	Series O, 7.000% (c)	8,086,417
469,707	Series P, 6.850% (c)	11,674,567
	Monmouth Real Estate Investment Corp.
232,050	Series A, 7.625% (c)	5,771,084
	ProLogis
406,380	Series C, 8.540% (c)	21,334,950
421,070	Series F, 6.750% (c)	9,924,620
302,803	Series G, 6.750% (c)	7,100,730
		69,788,790
Mortgage REITs: 1.77%
	iStar Financial, Inc.
126,620	Series D, 8.000% (c)	1,291,524
683,400	Series E, 7.875% (c)	6,929,676
354,666	Series F, 7.800% (c)	3,532,473
216,607	Series G, 7.650% (c)	2,144,409
81,126	Series I, 7.500% (c)	788,545
	NorthStar Realty Finance Corp.
30,791	Series A, 8.750%	594,266
342,031	Series B, 8.250%	5,900,035
		21,180,928

Office REITs: 19.28%
	Alexandria Real Estate Equities, Inc.
500,000	Series C, 8.375% (c)	12,910,000
	BioMed Realty Trust, Inc.
1,376,600	Series A, 7.375% (c)	34,841,745
	Brandywine Realty Trust
49,450	Series C, 7.500% (c)	1,228,338
54,300	Series D, 7.375% (c)	1,343,925
	CommonWealth REIT
786,380	8.750% (c)	19,934,733
24,500	7.500%	524,055
300,000	7.125% (c)	7,413,000
531,555	6.500% (c)	11,811,152
	Corporate Office Properties Trust
633,125	Series G, 8.000% (c)	16,154,184
15,300	Series H, 7.500% (c)	387,855
98,045	Series J, 7.625% (c)	2,472,695
	Digital Realty Trust, Inc.
16,500	Series B, 7.875%	421,823
	Duke Realty Corp.
455,300	Series L, 6.600% (c)	10,868,011
274,773	Series N, 7.250% (c)	6,962,748
	Highwoods Properties, Inc.
224,304	Series B, 8.000% (c)	5,760,127
	Kilroy Realty Corp.
347,979	Series E, 7.800% (c)	8,786,470
150,969	Series F, 7.500% (c)	3,774,225
	Lexington Realty Trust
552,150	Series B, 8.050% (c)	13,864,487
303,428	Series C, 6.500% (c)	12,901,759
505,983	Series D, 7.550% (c)	11,951,318
	MPG Office Trust, Inc.
479,275	Series A, 7.625%	5,099,486
	Parkway Properties, Inc.
830,500	Series D, 8.000% (c)	21,177,749
	SL Green Realty Corp.
544,829	Series C, 7.625% (c)	13,647,966
270,382	Series D, 7.875% (c)	6,856,888
		231,094,739
Real Estate Operating Companies: 1.47%
	Forest City Enterprises, Inc.
724,723	7.375% (c)	17,574,533
Real Estate Services: 1.23%
	Grubb & Ellis Co.
170,850	12.000% (c)(d)	14,735,813

Residential REITs: 7.34%
	Apartment Investment & Management Co.
10,000	Series G, 9.375%	255,500
432,140	Series T, 8.000% (c)	11,019,570
1,440,134	Series U, 7.750% (c)	36,536,199
87,000	Series V, 8.000%	2,219,370
140,420	Series Y, 7.875%	3,583,518
	BRE Properties, Inc.
232,266	Series C, 6.750% (c)	5,795,037
483,000	Series D, 6.750% (c)	12,026,700
	Equity Residential
211,200	Series K, 8.290% (c)	13,549,811
	Essex Property Trust, Inc.
124,800	Series F, 7.813%	3,007,680
		87,993,385
Retail REITs: 26.01%
	CBL & Associates Properties, Inc.
540,330	Series C, 7.750% (c)	13,238,085
728,779	Series D, 7.375% (c)	17,374,091
	Cedar Shopping Centers, Inc.
631,223	Series A, 8.875%	16,222,431
	Developers Diversified Realty Corp.
737,143	Series G, 8.000% (c)	18,494,918
750,000	Series H, 7.375% (c)	17,992,500
227,700	Series I, 7.500% (c)	5,521,725
	Glimcher Realty Trust
698,508	Series F, 8.750% (c)	17,462,700
1,030,508	Series G, 8.125% (c)	25,195,921
	Kimco Realty Corp.
9,100	Series F, 6.650% (c)	222,131
992,447	Series G, 7.750% (c)	25,426,492
	National Retail Properties, Inc.
292,450	Series C, 7.375% (c)	7,390,212
	Regency Centers Corp.
14,525	Series C, 7.450% (c)	365,957
230,488	Series D, 7.250% (c)	5,819,822
	Saul Centers, Inc.
631,428	Series A, 8.000% (c)	16,069,843
635,013	Series B, 9.000% (c)	16,954,847
	Simon Property Group, Inc.
15,000	Series J, 8.375% (c)	1,054,050
	Tanger Factory Outlet Centers, Inc.
291,595	Series C, 7.500% (c)	7,531,899
	Taubman Centers, Inc.
792,866	Series G, 8.000% (c)	20,281,512
659,966	Series H, 7.625% (c)	16,716,939

	Urstadt Biddle Properties, Inc.
80,000	Series C, 8.500% (c)	8,598,000
481,400	Series D, 7.500% (c)	12,203,490
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%	5,872,500
1,450,000	Series F, 6.500% (c)	35,669,999
		311,680,064
Specialized REITs: 18.52%
	Ashford Hospitality Trust, Inc.
200,000	Series A, 8.550% (c)	4,906,000
1,402,300	Series D, 8.450% (c)	31,776,118
	Eagle Hospitality Properties Trust, Inc.
641,300	Series A, 8.250% (c)	424,861
	Entertainment Properties Trust
196,796	Series B, 7.750%	4,898,252
123,700	Series C, 5.750%	2,325,560
139,744	Series D, 7.375% (c)	3,348,266
386,973	Series E, 9.000% (c)	10,641,758
	FelCor Lodging Trust, Inc.
227,500	Series C, 8.000%	4,895,800
	HCP, Inc.
10,400	Series E, 7.250% (c)	260,104
512,180	Series F, 7.100% (c)	12,737,917
	Health Care REIT, Inc.
184,550	Series D, 7.875% (c)	4,735,553
494,310	Series F, 7.625% (c)	12,501,100
	Hersha Hospitality Trust
493,433	Series A, 8.000% (c)	12,089,109
	Hospitality Properties Trust
186,733	Series B, 8.875%	4,787,834
502,147	Series C, 7.000% (c)	12,362,859
	LaSalle Hotel Properties
101,962	Series B, 8.375%	2,636,737
51,600	Series D, 7.500%	1,270,908
300,900	Series E, 8.000% (c)	7,561,617
362,250	Series G, 7.250% (c)	8,578,080
	LTC Properties, Inc.
759,905	Series F, 8.000% (c)	19,339,582
	Omega Healthcare Investors, Inc.
1,050,000	Series D, 8.375% (c)	26,985,000
	Sunstone Hotel Investors, Inc.
1,337,897	Series A, 8.000% (c)	32,858,751
		221,921,766
	Total Preferred Stocks (Cost $916,677,876)	1,059,851,901

Principal Amount
CORPORATE BONDS: 11.39%
Retail-Toy Store: 2.35%
	Toys R Us Property Co. I LLC, Gtd. Notes
$24,855,000	10.750%, 07/15/17 (c)	28,210,425
Diversified Real Estate Activities: 0.18%
	Brookfield Asset Management, Inc., Sr. Unsec. Notes
2,000,000	7.375%, 03/01/33	2,110,912
Industrial REITs: 3.68%
	DuPont Fabros Technology LP, Gtd. Notes
11,500,000	8.500%, 12/15/17 (c)	12,391,251
	First Industrial LP, Sr. Unsec. Notes
10,549,000	5.750%, 01/15/16 (c)	8,992,442
8,000,000	5.950%, 05/05/17 (c)	6,825,336
1,750,000	7.500%, 12/01/17 (c)	1,475,233
10,626,000	7.600%, 07/15/28 (c)	8,728,111
	First Industrial LP. Sr. Unsec. Notes
7,500,000	7.150%, 05/15/27	5,678,535
		44,090,908
Real Estate Operating Companies: 0.85%
	Forest City Enterprises, Inc., Sr. Unsec. Notes
11,143,000	6.500%, 02/01/17 (c)	9,694,410
550,000	7.625%, 06/01/15	528,000
		10,222,410
Retail REITs: 1.04%
	Developers Diversified Realty Corp.
7,000,000	7.875%, 09/01/20	7,265,566
	Developers Diversified Realty Corp., Sr. Unsec. Notes
4,675,000	9.625%, 03/15/16 (c)	5,223,466
		12,489,032
Specialized REITs: 3.29%
	Entertainment Properties Trust, Sr. Unsec. Notes
12,000,000	7.750%, 07/15/20 (d)	12,195,000
	FelCor Lodging LP, Sr. Sec. Notes
18,600,000	10.000%, 10/01/14	20,297,250
	Omega Healthcare Investors, Inc., Sr. Notes
7,000,000	6.750%, 10/15/22 (d)	6,951,875
		39,444,125
	Total Corporate Bonds (Cost $127,824,560)	136,567,812

CONVERTIBLE CORPORATE BONDS: 0.79%
Mortgage REITs: 0.79%
	NRFC NNN Holdings LLC
10,000,000	11.500%, 06/15/13 (d)	9,475,000
	Total Convertible Corporate Bonds (Cost $9,255,250)	9,475,000

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.51%
$65,980,386	Citibank - New York
	0.030%, due 10/01/10	65,980,386
	Total Short-Term Bank Debt Instruments (Cost $65,980,386)	65,980,386
	Total Investments: 117.35% (Cost $1,257,249,774)	1,406,275,637
	Net Other Assets and Liabilities: (17.35)%	(207,966,420)
	Net Assets: 100.00%	$1,198,309,217

(a)	Non-income producing security.

(b)	Less than 0.005%

(c)

Securities or portion of securities are being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $647,910,541, representing 54.07% of net assets.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $43,357,688, representing 3.62% of net assets.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

REIT - Real Estate Investment Trust

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Forward Small Cap Equity Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.49%
Consumer Discretionary: 19.48%
168,300	99 Cents Only Stores (a)	$3,177,504
174,200	American Eagle Outfitters, Inc.	2,606,032
95,100	Big Lots, Inc. (a)	3,162,075
33,400	Buffalo Wild Wings, Inc. (a)	1,599,526
53,800	Children’s Place Retail Stores, Inc. (a)	2,623,826
11,200	Chipotle Mexican Grill, Inc., Class A (a)	1,926,400
66,100	DreamWorks Animation SKG, Inc., Class A (a)	2,109,251
64,400	Dress Barn, Inc. (a)	1,529,500
169,800	Foot Locker, Inc.	2,467,194
239,300	Fred’s, Inc., Class A	2,823,740
72,988	hhgregg, Inc. (a)	1,807,183
86,400	Life Time Fitness, Inc. (a)	3,410,208
44,200	Lululemon Athletica, Inc. (a)(b)	1,976,624
87,100	Maidenform Brands, Inc. (a)	2,512,835
108,000	Monro Muffler Brake, Inc.	4,979,880
42,700	Panera Bread Co., Class A (a)	3,783,647
198,400	Pier 1 Imports, Inc. (a)	1,624,896
343,300	Ruby Tuesday, Inc. (a)	4,074,971
285,900	Talbots, Inc. (a)	3,745,290
128,000	Texas Roadhouse, Inc., Class A (a)	1,799,680
105,700	Tractor Supply Co.	4,192,062
33,700	Warnaco Group, Inc. (a)	1,723,081
58,500	WESCO International, Inc. (a)	2,298,465
81,500	Williams-Sonoma, Inc.	2,583,550
		64,537,420
Consumer Staples: 2.03%
53,900	Diamond Foods, Inc. (b)	2,209,361
65,400	Hain Celestial Group, Inc. (a)	1,568,292
89,000	United Natural Foods, Inc. (a)	2,949,460
		6,727,113
Energy: 10.34%
53,500	Atlas Energy, Inc. (a)	1,532,240
57,200	Atwood Oceanics, Inc. (a)	1,741,740
66,000	Berry Petroleum Co., Class A	2,094,180
53,100	Bill Barrett Corp. (a)	1,911,600
58,700	Cabot Oil & Gas Corp.	1,767,457
146,200	Complete Productions Services, Inc. (a)	2,989,790
52,600	Concho Resources, Inc. (a)	3,480,542
53,800	Dril-Quip, Inc. (a)	3,341,518
37,400	Lufkin Industries, Inc.	1,641,860
219,800	Northern Oil and Gas, Inc. (a)	3,723,412
89,600	Oil States International, Inc. (a)	4,170,880
70,800	Patterson-UTI Energy, Inc.	1,209,264
121,200	Rosetta Resources, Inc. (a)	2,846,988
48,200	St. Mary Land & Exploration Co.	1,805,572
		34,257,043
Financial Services: 13.21%
59,400	Advent Software, Inc. (a)	3,100,086
59,700	Affiliated Managers Group, Inc. (a)	4,657,197

106,300	American Campus Communities, Inc.	3,235,772
97,600	CoreSite Realty Corp. (a)	1,599,664
49,400	Digital Realty Trust, Inc.	3,047,980
182,600	Douglas Emmett, Inc.	3,197,326
69,400	Entertainment Properties Trust	2,996,692
156,453	First Potomac Realty Trust	2,346,795
71,300	FirstMerit Corp.	1,306,216
128,400	OMEGA Healthcare Investors, Inc.	2,882,580
115,700	optionsXpress Holdings, Inc. (a)	1,777,152
50,800	Piper Jaffray Cos., Inc. (a)	1,479,804
65,300	Raymond James Financial, Inc.	1,654,049
84,000	Signature Bank (a)	3,262,560
57,600	Stifel Financial Corp. (a)	2,666,304
166,100	Waddell & Reed Financial, Inc., Class A	4,544,496
		43,754,673
Health Care: 12.77%
215,500	Allscripts Healthcare Solutions, Inc. (a)	3,980,285
83,400	American Medical Systems Holdings, Inc. (a)	1,632,972
105,700	athenahealth, Inc. (a)(b)	3,490,214
193,800	Bio-Reference Labs, Inc. (a)	4,042,668
66,500	Cooper Cos., Inc.	3,073,630
54,600	HMS Holdings Corp. (a)	3,218,124
122,800	IPC The Hospitalist Co., Inc. (a)	3,354,896
55,400	MEDNAX, Inc. (a)	2,952,820
57,900	MWI Veterinary Supply, Inc. (a)	3,341,988
25,300	Quality Systems, Inc.	1,677,643
103,600	SonoSite, Inc. (a)	3,471,636
141,700	SXC Health Solutions Corp. (a)	5,167,799
78,300	Thoratec Corp. (a)	2,895,534
		42,300,209
Materials & Processing: 6.45%
144,600	A. Schulman, Inc.	2,913,690
101,600	Cabot Corp.	3,309,112
263,300	Hexcel Corp. (a)	4,684,107
46,100	Kaydon Corp.	1,595,060
102,000	Packaging Corp. of America	2,363,340
225,800	PolyOne Corp. (a)	2,729,922
106,100	Stillwater Mining Co. (a)	1,786,724
35,600	Watsco, Inc.	1,982,208
		21,364,163
Producer Durables: 10.95%
65,800	Alaska Air Group, Inc. (a)	3,357,774
184,800	GEO Group, Inc. (a)	4,315,080
153,000	Insituform Technologies, Inc., Class A (a)	3,699,540
59,600	Marten Transport, Ltd.	1,381,528
50,600	MAXIMUS, Inc.	3,115,948
82,900	Moog, Inc., Class A (a)	2,943,779
131,850	Old Dominion Freight Line, Inc. (a)	3,351,627
338,900	Power-One, Inc. (a)(b)	3,080,601
41,300	Regal-Beloit Corp.	2,423,897
198,400	Titan Machinery, Inc. (a)	3,233,920
44,500	Triumph Group, Inc.	3,319,255
63,700	Woodward Governor Co.	2,065,154
		36,288,103
Technology: 20.26%
41,600	American Science & Engineering, Inc.	3,063,840
290,600	Ariba, Inc. (a)	5,492,340
105,400	Coherent, Inc. (a)	4,217,054

163,000	CommVault Systems, Inc. (a)	4,242,890
134,000	Cypress Semiconductor Corp. (a)	1,685,720
149,100	Fairchild Semiconductor International, Inc. (a)	1,401,540
112,000	Finisar Corp. (a)	2,104,480
200,400	Fortinet, Inc. (a)	5,010,000
276,600	Infinera Corp. (a)	3,227,922
158,500	Micrel, Inc.	1,562,810
77,300	MICROS Systems, Inc. (a)	3,272,109
123,700	Netlogic Microsystems, Inc. (a)	3,411,646
165,900	Omnivision Technologies, Inc. (a)	3,822,336
137,300	Rackspace Hosting, Inc. (a)(b)	3,567,054
174,200	Radiant Systems, Inc. (a)	2,978,820
103,400	Riverbed Technology, Inc. (a)	4,712,972
129,300	SuccessFactors, Inc. (a)	3,246,723
58,100	Taleo Corp., Class A (a)	1,684,319
260,000	TIBCO Software, Inc. (a)	4,612,400
122,000	VeriFone Systems, Inc. (a)	3,790,540
		67,107,515
	Total Common Stocks (Cost $259,669,245)	316,336,239

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.34%
$14,375,802	Citibank - New York 0.030%, due 10/01/10	14,375,802
	Total Short-Term Bank Debt Instruments (Cost $14,375,802)	14,375,802
	Total Investments: 99.83% (excluding investments purchased with cash collateral from securities loaned) (Cost $274,045,047)	330,712,041

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 4.21%
13,957,008	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.230% 7 day-yield (c)	13,957,008
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $13,957,008)	13,957,008
	Total Investments: 104.04% (Cost $288,002,055)	344,669,049
	Net Other Assets and Liabilities: (4.04)%	(13,381,556)
	Net Assets: 100.00%	$331,287,493

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percentage of net assets.

Forward SMIDPlus Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 14.06%
100,000	iShares Barclays 1-3 Year Credit Bond Fund ETF	$10,504,000
150,300	Vanguard Short-Term Corporate Bond ETF	11,772,999
	Total Exchange-Traded Funds (Cost $22,246,834)	22,276,999
Principal
Amount
AGENCY NOTES: 15.78%
Federal Farm Credit Bank (FFCB): 3.15%
	FFCB, Bonds
$5,000,000	2.875%, 06/03/19	4,992,035
Federal Home Loan Bank (FHLB): 6.31%
	FHLB, Bonds
10,000,000	0.500%, 09/09/13 (b)	10,000,490
Federal National Mortgage Association (FNMA): 6.32%
	FNMA, Notes
10,000,000	1.000%, 09/17/15 (c)	10,007,990
	Total Agency Notes (Cost $24,950,165)	25,000,515
AGENCY PASS-THROUGH SECURITIES: 8.36%
Federal Home Loan Mortgage Corp (FHLMC): 3.77%
	FHLMC
28,920	1.886%, 06/01/20 (b)	29,516
5,323	2.359%, 01/01/26 (b)	5,449
28,454	2.465%, 05/01/33 (b)	29,681
66,357	2.564%, 05/01/36 (b)	67,829
134,958	2.611%, 04/01/33 (b)	137,953
23,878	2.727%, 09/01/30 (b)	25,132
92,134	2.875%, 04/01/18 (b)	94,178
42,011	2.875%, 02/01/33 (b)	42,943
20,934	3.027%, 05/01/35 (b)	22,013
28,928	4.236%, 06/01/18 (b)	29,042
84,461	5.605%, 11/01/30 (b)	87,011

	FHLMC, Gold
5,059,728	5.000%, 08/01/20	5,396,402
		5,967,149
Federal National Mortgage Association (FNMA): 4.59%
	FNMA
21,220	1.632%, 03/01/28 (b)	21,710
9,018	1.654%, 06/01/21 (b)	9,083
17,231	1.776%, 11/01/33 (b)	17,806
32,892	1.781%, 01/01/31 (b)	33,622
229,441	1.786%, 06/01/40 (b)	233,402
8,137	1.786%, 07/01/40 (b)	8,278
87,832	1.786%, 11/01/40 (b)	89,186
13,035	1.825%, 09/01/22 (b)	13,324
23,608	1.837%, 09/01/27 (b)	24,487
9,997	1.842%, 09/01/33 (b)	10,336
47,605	1.925%, 11/01/34 (b)	48,808
8,251	1.942%, 11/01/33 (b)	8,543
22,121	1.987%, 01/01/20 (b)	22,823
96,297	2.045%, 05/01/33 (b)	99,723
36,278	2.061%, 08/01/33 (b)	37,391
20,928	2.134%, 05/01/32 (b)	21,650
19,665	2.170%, 04/01/18 (b)	20,024
226,756	2.197%, 02/01/33 (b)	235,973
11,950	2.319%, 01/01/25 (b)	12,031
14,799	2.368%, 12/01/24 (b)	15,166
38,733	2.475%, 02/01/35 (b)	40,501
14,608	2.487%, 04/01/33 (b)	15,247
95,727	2.509%, 04/01/34 (b)	99,637
74,794	2.568%, 04/01/33 (b)	78,145
124,923	2.585%, 07/01/34 (b)	131,844
49,925	2.595%, 12/01/35 (b)	52,388
17,081	2.688%, 07/01/34 (b)	17,919
38,280	2.750%, 10/01/33 (b)	39,568
66,956	2.836%, 01/01/33 (b)	70,200
18,828	2.851%, 12/01/32 (b)	19,760
9,525	2.879%, 12/01/32 (b)	9,927
58,773	3.125%, 10/01/17 (b)	60,077
7,555	3.356%, 04/01/33 (b)	7,941
36,677	3.516%, 12/01/32 (b)	38,073
49,947	4.262%, 11/01/33 (b)	51,698
5,031,273	4.500%, 07/01/20	5,346,402
2,875	5.020%, 02/01/18 (b)	2,938
161,316	5.230%, 06/01/17 (b)	166,476
37,854	5.894%, 04/01/36 (b)	39,271
		7,271,378

	Total Agency Pass-Through Securities (Cost $13,259,723)	13,238,527
ASSET-BACKED SECURITIES: 17.41%
	Bank of America Credit Card Trust, Series 2006-A13
4,140,000	0.277%, 05/16/16 (b)	4,097,362
	Capital One Multi-Asset Execution Trust, Series 2008-A5, Class A5
5,000,000	4.850%, 02/18/14	5,117,040
	Chase Issuance Trust, Series 2008-A6
5,000,000	3.764%, 05/15/15 (b)	5,128,540
	Citibank Credit Card Issuance Trust, Series 2005-A3
3,218,000	0.326%, 04/24/14 (b)	3,211,258
	Discover Card Master Trust, Series 2009-A1
5,000,000	1.557%, 12/15/14 (b)	5,082,965
	Northstar Education Finance, Inc., Revenue Bonds
5,000,000	0.678%, 04/29/19	4,962,500
	Total Asset-Backed Securities (Cost $27,633,135)	27,599,665
CORPORATE BONDS: 19.34%
Financials: 17.91%
	Bank of America Corp., Series 1999-3, Class B5
5,000,000	0.786%, 10/14/16 (b)	4,467,085
	Citigroup, Inc., Sr. Unsec. Notes
5,000,000	0.418%, 03/07/14 (b)	4,691,560
	General Electric Capital Corp., Sr. Unsec. Notes
5,000,000	0.552%, 09/15/14 (b)	4,796,950
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
5,000,000	0.913%, 07/22/15 (b)	4,704,905
	Morgan Stanley, Sr. Unsec. Bonds
5,000,000	5.000%, 09/22/19 (b)	4,994,476
	Wells Fargo & Co., Sr. Unsec. Notes
5,000,000	0.688%, 10/28/15 (b)	4,730,030
		28,385,006

Technology: 1.43%
	CA, Inc., Sr. Unsec. Notes
2,000,000	6.125%, 12/01/14 (b)	2,265,372
	Total Corporate Bonds (Cost $30,646,058)	30,650,378

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.38%
Federal Home Loan Mortgage Corp (FHLMC): 3.06%
	FHLMC, REMICS
4,609,930	5.000%, 01/15/34	4,854,902
Federal National Mortgage Association (FNMA): 6.32%
	FNMA, REMICS
4,673,636	4.500%, 06/25/21	5,013,614
4,650,557	5.000%, 08/25/15	4,985,165
		9,998,779
	Total Collateralized Mortgage Obligations (Cost $14,878,521)	14,853,681

U.S. TREASURY BONDS & NOTES: 10.20%
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/10 (d)	4,007,344
4,000,000	1.000%, 09/30/11 (d)	4,028,596
4,000,000	1.125%, 06/30/11 (d)	4,026,720
4,000,000	4.750%, 03/31/11 (d)	4,090,468
		16,153,128
	Total U.S. Treasury Bonds & Notes (Cost $16,153,118)	16,153,128

MUNICIPAL BONDS: 0.63%
	Mount Diablo California Unified School District, General Obligation Unlimited Taxable Bonds, Series B
1,000,000	3.009%, 08/01/15	1,003,060
	Total Municipal Bonds (Cost $1,000,000)	1,003,060

MORTGAGE SECURITIES: 0.60%
	Countrywide Alternative Loan Trust, Series 2002-18, Class A2
930,551	5.250%, 02/25/33	943,619
	Total Mortgage Securities (Cost $947,998)	943,619

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.14%
$4,968,806	Citibank - New York
	0.030%, due 10/01/10	4,968,806
	Total Short-Term Bank Debt Instruments (Cost $4,968,806)	4,968,806
	Total Investments: 98.90% (Cost $156,684,358)	156,688,378
	Net Other Assets and Liabilities: 1.10%	1,740,723
	Net Assets: 100.00%	$158,429,101

OUTSTANDING TOTAL RETURN SWAP CONTRACTS
Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
BNP Paribas	Russell 2500 Total Return Index	1-month LIBOR minus 5.5 Bps	Total Return	09/30/13	119,833,786	$1,282,509
BNP Paribas	Russell 2500 Total Return Index	1-month LIBOR minus 5.5 Bps	Total Return	09/30/13	36,435,837	389,951
						$1,672,460

(a)

Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2010.

(c)	Represents a step bond. Rate disclosed is as of September 30, 2010.

(d)	Security, or portion of security, is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Bps - Basis Points

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

Sr. - Senior

Unsec. - Unsecured

REMICS - Real Estate Mortgage Investment Conduits.

Forward Strategic Alternatives Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 73.94%
188,000	iShares Barclays 1-3 Year Credit Bond Fund (b)	$19,747,520
242,575	PIMCO Enhanced Short Maturity Strategy Fund	24,480,669
279,200	SPDR Dow Jones International Real Estate ETF	10,746,408
300,900	Vanguard Short-Term Bond ETF	24,598,575
	Total Exchange-Traded Funds (Cost $82,674,941)	79,573,172

Principal Amount
STRUCTURED NOTES: 22.73%
	BNP Paribas, Bank Guaranteed Note Links to the BNP Millennium Index
$11,500,000	0.194%, 09/16/11 (c)	12,387,449
	Svensk Exportkredit AB MTN, Linked to DB Balanced Currency Harvest Index
8,000,000	0.000%, 04/28/11	7,736,800
4,500,000	0.000%, 03/16/12	4,342,950
	Total Structured Notes (Cost $24,000,000)	24,467,199

Contracts
OPTIONS PURCHASED: 5.27%
	iShares Dow Jones U.S. Real Estate Index Fund
1,400	Expiration: January 2011 at: $43.00 Call	1,466,500
1,600	Expiration: January 2011 at: $50.00 Call	808,000
2,795	Expiration: January 2011 at: $41.00 Call	3,402,913
	Total Options Purchased (Cost $3,459,300)	5,677,413

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.38%
$408,008	Citibank - New York
	0.030%, due 10/01/10	408,008
	Total Short-Term Bank Debt Instruments (Cost $408,008)	408,008
	Total Investments: 102.32% (Cost $110,542,249)	110,125,792

Net Other Assets and Liabilities: (2.32)%	(2,494,379)
Net Assets: 100.00%	$107,631,413

(a)	Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(b)	Security, or portion of security, has been pledged as collateral.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2010.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Bps - Basis Points

ETF - Exchange Traded Fund

MTN - Medium-Term Notes

SPDR - Standard & Poor’s Depositary Receipts

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Barclays Capital	Barclays Capital Intelligent Carry Index	85 bps	Total Return	07/31/13	$31,257,848	$63,106

Forward Strategic Realty Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 78.66%
Diversified Real Estate Activities: 1.17%
60,000	CoreSite Realty Corp. (a)	$983,400
Diversified REITs: 6.64%
83,000	Excel Trust, Inc.	935,410
47,237	Vornado Realty Trust (b)	4,040,180
49,632	Winthrop Realty Trust	613,452
		5,589,042
Health Care: 8.56%
93,500	HCP, Inc. (b)	3,364,130
12,300	Health Care REIT, Inc.	582,282
32,700	Omega Healthcare Investors, Inc.	734,115
49,000	Ventas, Inc. (b)	2,526,930
		7,207,457
Health Care Facilities: 0.61%
60,866	Sun Healthcare Group, Inc. (a)	515,535
Homebuilding: 1.45%
28,300	M.D.C. Holdings, Inc.	821,549
38,300	M/I Homes, Inc. (a)	397,171
		1,218,720
Industrial REITs: 5.85%
43,200	AMB Property Corp.	1,143,504
200,000	Minerva Plc (a)	295,328
102,200	Monmouth Real Estate Investment Corp.	799,204
197,200	ProLogis (b)	2,323,016
20,000	Terreno Realty Corp. (a)	364,400
		4,925,452
Lodging: 5.98%
38,127	Chatham Lodging Trust (a)	709,544
340,000	FelCor Lodging Trust, Inc. (a)	1,564,000
190,688	Host Hotels & Resorts, Inc. (b)	2,761,162
		5,034,706
Mortgage REITs: 2.48%
15,000	American Capital Agency Corp.	398,550
46,900	Annaly Capital Management, Inc. (b)	825,440
65,000	Cypress Sharpridge Investments, Inc.	867,750
		2,091,740

Office REITs: 11.07%
18,450	Alexandria Real Estate Equities, Inc. (b)	1,291,500
29,030	Boston Properties, Inc. (b)	2,412,974
40,800	Brandywine Realty Trust	499,800
19,737	Corporate Office Properties Trust	736,387
23,600	Digital Realty Trust, Inc. (b)	1,456,120
33,000	Duke Realty Corp.	382,470
12,300	Government Properties Income Trust	328,410
22,900	Kilroy Realty Corp.	758,906
22,900	SL Green Realty Corp. (b)	1,450,257
		9,316,824
Real Estate Operating Companies: 0.64%
32,670	Hudson Pacific Properties, Inc.	534,808
Residential REITs: 12.99%
17,700	American Campus Communities, Inc.	538,788
20,000	AvalonBay Communities, Inc. (b)	2,078,600
28,100	Camden Property Trust (b)	1,347,957
76,100	Equity Residential (b)	3,620,077
10,000	Essex Property Trust, Inc.	1,094,400
15,000	Home Properties, Inc.	793,500
69,408	UDR, Inc.	1,465,897
		10,939,219
Retail REITs: 18.23%
15,600	Federal Realty Investment Trust (b)	1,273,896
63,753	General Growth Properties, Inc.	994,547
58,900	Glimcher Realty Trust	362,235
127,200	Kimco Realty Corp. (b)	2,003,400
39,400	Macerich Co. (b)	1,692,230
137,700	Ramco-Gershenson Properties Trust (b)	1,474,767
56,947	Simon Property Group, Inc. (b)	5,281,264
12,800	Tanger Factory Outlet Centers, Inc.	603,392
140,700	Westfield Group	1,667,278
		15,353,009
Specialized REITs: 2.99%
13,600	Public Storage (b)	1,319,744
76,135	Weyerhaeuser Co. (b)	1,199,888
		2,519,632
	Total Common Stocks (Cost $49,400,069)	66,229,544

PREFERRED STOCKS: 31.97%
Diversified REITs: 1.65%
	CapLease, Inc.
35,000	Series A, 8.125% (b)	880,250
	Cousins Properties, Inc.
20,900	Series B, 7.500%	509,960
		1,390,210
Industrial REITs: 1.45%
	First Industrial Realty Trust, Inc.
22,271	Series J, 7.250%	433,394
	ProLogis
15,000	Series C, 8.540%	787,500
		1,220,894
Lodging: 9.64%
	Ashford Hospitality Trust, Inc.
80,700	Series D, 8.450%	1,828,662
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%	1,179,750
	Hersha Hospitality Trust
77,900	Series A, 8.000%	1,908,550
	LaSalle Hotel Properties
84,960	Series E, 8.000% (b)	2,135,045
	Sunstone Hotel Investors, Inc.
43,300	Series A, 8.000% (b)	1,063,448
		8,115,455
Mortgage REITs: 0.94%
	Anworth Mortgage Asset Corp.
31,430	Series A, 8.625% (b)	793,922
Office REITs: 5.89%
	Lexington Realty Trust
51,900	Series B, 8.050%	1,303,209
106,920	Series D, 7.550% (b)	2,525,450
	Parkway Properties, Inc.
44,400	Series D, 8.000%	1,132,200
		4,960,859
Real Estate Services: 0.72%
	Grubb & Ellis Co.
7,000	12.000% (c)	603,750
Residential REITs: 1.05%
	Apartment Investment and Management Co.
35,000	Series U, 7.750%	887,950

Retail REITs: 9.45%
	CBL & Associates Properties, Inc.
100,000	Series C, 7.750% (b)	2,450,000
95,330	Series D, 7.375% (b)	2,272,667
	Developers Diversified Realty Corp.
17,300	Series I, 7.500%	419,525
	Glimcher Realty Trust
11,000	Series F, 8.750%	275,000
103,800	Series G, 8.125%	2,537,910
		7,955,102
Specialized REITs: 1.18%
	Entertainment Properties Trust
40,000	Series B, 7.750%	995,600
	Total Preferred Stocks (Cost $21,485,404)	26,923,742

Contracts
OPTIONS PURCHASED: 0.00% (d)
100	Annaly Capital Management, Inc. Expiration: October 2010 at: $16.00 Put	500
	Total Options Purchased (Cost $3,301)	500

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.02%
$855,959	Citibank - New York
	0.030%, due 10/01/10	855,959
	Total Short-Term Bank Debt Instruments (Cost $855,959)	855,959
	Total Investments: 111.65% (Cost $71,744,733)	94,009,745
	Net Other Assets and Liabilities: (11.65)%	(9,807,633)
	Net Assets: 100.00%	$84,202,112

Shares		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
(60,000)	CB Richard Ellis Group, Inc.	$(1,096,800)
(20,000)	CBL & Associates Properties, Inc.	(261,200)
(10,000)	Family Dollar Stores, Inc.	(441,600)
(50,500)	Hovnanian Enterprises, Inc.	(198,465)
(10,000)	Jones Lang LaSalle, Inc.	(862,700)
(30,000)	Las Vegas Sands Corp.	(1,045,500)
(30,000)	Lennar Corp., Class A	(461,400)
(30,000)	Pinnacle Entertainment, Inc.	(334,500)
(30,000)	Realty Income Corp.	(1,011,600)
(10,000)	The Sherwin-Williams Co.	(751,400)

(15,000)	St. Joe Co.	(373,050)
(5,000)	Starwood Hotels & Resorts Worldwide, Inc.	(262,750)
(5,000)	Unibail-Rodamco	(1,108,665)
(30,000)	USG Corp.	(395,700)
Exchange-Traded Funds
(20,000)	SPDR S&P Homebuilders ETF	(316,200)
	Total Securities Sold Short
	(Proceeds $8,263,893)	$(8,921,530)

(a)	Non-income producing security.

(b)	Security, or portion of security, is being held as collateral for short sales or the letter of credit. At period end, the aggregate market value of those securities was $31,338,088.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $603,750, representing 0.72% of net assets.

(d)	Less than 0.005%.

Percentages are stated as a percent of net assets.

Forward Tactical Growth Fund

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 64.41%
4,396,000	iShares MSCI Emerging Markets Index Fund	$196,808,920
1,579,900	Powershares QQQ Nasdaq 100	77,541,492
2,040,700	SPDR S&P 500 ETF Trust	232,884,684
	Total Exchange-Traded Funds (Cost $488,599,061)	507,235,096

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 30.91%
$200,000,000	Citibank - New York
	0.030%, due 10/01/10	200,000,000
43,432,282	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 10/01/10	43,432,282
	Total Short-Term Bank Debt Instruments (Cost $243,432,282)	243,432,282
	Total Investments: 95.32% (Cost $732,031,343)	750,667,378
	Net Other Assets and Liabilities: 4.68%	36,820,451
	Net Assets: 100.00%	$787,487,829

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

MSCI - Morgan Stanley Capital International

Forward U.S. Government Money Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Principal Amount		Value (Note 1)
FEDERAL FARM CREDIT BANK (FFCB): 15.23%
	Federal Farm Credit Bank, Variable Rate
$30,000,000	0.180%, 10/22/10 (b)	$30,000,000
50,000,000	0.240%, 02/16/11 (b)	50,000,000
		80,000,000
	Total Federal Farm Credit Bank (FFCB) (Cost $80,000,000)	80,000,000

FEDERAL HOME LOAN BANK (FHLB): 25.71%
	Federal Home Loan Bank
10,000,000	0.400%, 09/26/11	10,000,000
10,000,000	0.400%, 10/03/11	10,000,959
15,000,000	1.625%, 01/21/11	15,050,804
	Federal Home Loan Bank, Variable Rate
20,000,000	0.186%, 11/26/10 (b)	20,000,302
25,000,000	0.290%, 05/27/11 (b)	25,001,586
30,000,000	0.307%, 07/29/11 (b)	29,999,999
25,000,000	0.310%, 07/01/11 (b)	25,000,000
		135,053,650
	Total Federal Home Loan Bank (FHLB) (Cost $135,053,650)	135,053,650

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC): 9.34%
	Federal Home Loan Mortgage Corporation
20,000,000	1.500%, 01/07/11	20,060,160
	Federal Home Loan Mortgage Corporation, Discount Notes
10,000,000	0.212%, 03/14/11 (c)	9,990,433
15,000,000	0.230%, 12/14/10 (c)	14,992,908
4,000,000	0.383%, 03/07/11 (c)	3,993,371
		49,036,872
	Total Federal Home Loan Mortgage Corporation (FHLMC) (Cost $49,036,872)	49,036,872

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA): 8.59%
	Federal National Mortgage Association, Discount Notes
12,000,000	0.187%, 11/01/10 (c)	11,998,036
18,150,000	0.247%, 04/25/11 (c)	18,124,555
15,000,000	0.332%, 02/22/11 (c)	14,980,200
		45,102,791
	Total Federal National Mortgage Association (FNMA) (Cost $45,102,791)	45,102,791

REPURCHASE AGREEMENTS: 39.98%
210,000,000	Repurchase Agreement with South Street Bank, 0.300%, dated 09/30/10 and maturing 10/01/10 with a repurchase amount of $210,001,750, collateralized by U.S. Government & Agency Securities with a collateral value of $214,222,510	210,000,000
	Total Repurchase Agreements (Cost $210,000,000)	210,000,000
	Total Investments: 98.85% (Cost $519,193,313)	519,193,313
	Net Other Assets and Liabilities: 1.15%	6,031,491
	Net Assets: 100.00%	$525,224,804

(a)	Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2010.

(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Percentages are stated as a percent of net assets.

Forward Aggressive Growth Allocation Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 98.78%
78,886	Forward Emerging Markets Fund - Institutional Class	3.53%	$1,860,910
292,499	Forward Frontier MarketStrat Fund - Class Z	7.11%	3,749,832
434,188	Forward International Equity Fund - Class Z	12.52%	6,599,661
643,372	Forward Large Cap Growth Fund - Class Z	27.72%	14,617,402
904,165	Forward Large Cap Value Fund - Class Z	27.88%	14,692,674
281,613	Forward SMIDPlus Fund - Class Z	14.07%	7,420,515
292,589	Forward Strategic Alternatives Fund - Class Z	5.95%	3,139,480
	Total Affiliated Investment Companies (Cost $56,265,924)		52,080,474

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.32%
$697,631	Citibank - New York
	0.030%, due 10/01/10		697,631
	Total Short-Term Bank Debt Instruments (Cost $697,631)		697,631
	Total Investments: 100.10% (Cost $56,963,555)		52,778,105
	Net Other Assets and Liabilities: (0.10)%		(50,195)
	Net Assets: 100.00%		$52,727,910

(a)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

Percentages are stated as a percent of net assets.

Forward Balanced Allocation Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 97.37%
87,230	Forward Emerging Markets Fund - Institutional Class	1.68%	$2,057,761
421,411	Forward Frontier MarketStrat Fund - Class Z	4.40%	5,402,492
786,061	Forward High Yield Bond Fund - Class Z	6.35%	7,789,863
529,351	Forward International Equity Fund - Class Z	6.56%	8,046,133
2,603,698	Forward Investment Grade Fixed-Income Fund - Class Z	23.72%	29,109,343
808,245	Forward Large Cap Growth Fund - Class Z	14.97%	18,363,319
1,115,415	Forward Large Cap Value Fund - Class Z	14.78%	18,125,491
769,376	Forward Mortgage Securities Fund - Class Z	8.49%	10,417,347
351,816	Forward SMIDPlus Fund - Class Z	7.56%	9,270,358
1,012,476	Forward Strategic Alternatives Fund - Class Z	8.86%	10,863,869
	Total Affiliated Investment Companies (Cost $121,585,603)		119,445,976

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.78%
$3,406,921	Citibank - New York
	0.030%, due 10/01/10		3,406,921
	Total Short-Term Bank Debt Instruments (Cost $3,406,921)		3,406,921
	Total Investments: 100.15% (Cost $124,992,524)		122,852,897
	Net Other Assets and Liabilities: (0.15)%		(182,989)
	Net Assets: 100.00%		$122,669,908

(a)	Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

Percentages are stated as a percent of net assets.

Forward Growth & Income Allocation Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 97.76%
80,600	Forward Emerging Markets Fund - Institutional Class	1.78%	$1,901,362
464,524	Forward Frontier MarketStrat Fund - Class Z	5.57%	5,955,204
555,704	Forward High Yield Bond Fund - Class Z	5.15%	5,507,029
681,772	Forward International Equity Fund - Class Z	9.69%	10,362,941
1,502,425	Forward Investment Grade Fixed-Income Fund - Class Z	15.70%	16,797,106
820,225	Forward Large Cap Growth Fund - Class Z	17.41%	18,635,523
1,127,259	Forward Large Cap Value Fund - Class Z	17.13%	18,317,966
667,992	Forward Mortgage Securities Fund - Class Z	8.46%	9,044,617
354,977	Forward SMIDPlus Fund - Class Z	8.75%	9,353,641
809,148	Forward Strategic Alternatives Fund - Class Z	8.12%	8,682,158
	Total Affiliated Investment Companies (Cost $110,143,965)		104,557,547

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.25%
$2,410,855	Citibank - New York
	0.030%, due 10/01/10		2,410,855
	Total Short-Term Bank Debt Instruments (Cost $2,410,855)		2,410,855
	Total Investments: 100.01% (Cost $112,554,820)		106,968,402
	Net Other Assets and Liabilities: (0.01)%		(14,405)
	Net Assets: 100.00%		$106,953,997

(a)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

Percentages are stated as a percent of net assets.

Forward Growth Allocation Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 98.15%
94,452	Forward Emerging Markets Fund - Institutional Class	2.24%	$2,228,114
513,253	Forward Frontier MarketStrat Fund - Class Z	6.61%	6,579,904
249,003	Forward High Yield Bond Fund - Class Z	2.48%	2,467,624
836,453	Forward International Equity Fund - Class Z	12.78%	12,714,087
552,645	Forward Investment Grade Fixed-Income Fund - Class Z	6.21%	6,178,575
999,168	Forward Large Cap Growth Fund - Class Z	22.82%	22,701,089
1,379,658	Forward Large Cap Value Fund - Class Z	22.54%	22,419,440
303,550	Forward Mortgage Securities Fund - Class Z	4.13%	4,110,067
435,659	Forward SMIDPlus Fund - Class Z	11.54%	11,479,617
630,605	Forward Strategic Alternatives Fund - Class Z	6.80%	6,766,392
	Total Affiliated Investment Companies (Cost $103,537,363)		97,644,909

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.07%
$2,054,554	Citibank - New York
	0.030%, due 10/01/10		2,054,554
	Total Short-Term Bank Debt Instruments (Cost $2,054,554)		2,054,554
	Total Investments: 100.22% (Cost $105,591,917)		99,699,463
	Net Other Assets and Liabilities: (0.22)%		(214,196)
	Net Assets: 100.00%		$99,485,267

(a)	Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

Percentages are stated as a percent of net assets.

Forward Income & Growth Allocation Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Allocation		Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 91.35%
22,598	Forward Emerging Markets Fund - Institutional Class	0.88%		$533,085
148,829	Forward Frontier MarketStrat Fund - Class Z	3.14%		1,907,987
532,033	Forward High Yield Bond Fund - Class Z	8.68%		5,272,447
154,505	Forward International Equity Fund - Class Z	3.87%		2,348,471
1,694,547	Forward Investment Grade Fixed-Income Fund - Class Z	31.18%		18,945,031
231,096	Forward Large Cap Growth Fund - Class Z	8.64%		5,250,498
315,361	Forward Large Cap Value Fund - Class Z	8.44%		5,124,617
546,156	Forward Mortgage Securities Fund - Class Z	12.17%		7,394,946
99,490	Forward SMIDPlus Fund - Class Z	4.32%		2,621,554
568,004	Forward Strategic Alternatives Fund - Class Z	10.03%		6,094,684
265	Forward U.S. Government Money Fund - Class Z	0.00	%(b)	265
	Total Affiliated Investment Companies (Cost $54,868,677)			55,493,585

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 7.05%
$4,280,697	Citibank - New York
	0.030%, due 10/01/10			4,280,697
	Total Short-Term Bank Debt Instruments (Cost $4,280,697)			4,280,697
	Total Investments: 98.40% (Cost $59,149,374)			59,774,282
	Net Other Assets and Liabilities: 1.60%			972,103
	Net Assets: 100.00%			$60,746,385

(a)	Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(b)	Less than 0.005%

Percentages are stated as a percent of net assets.

Forward Income Allocation Fund (a)

Portfolio of Investments (Note 1)

September 30, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 95.65%
375,987	Forward High Yield Bond Fund - Class Z	15.27%	$3,726,027
1,164,899	Forward Investment Grade Fixed-Income Fund - Class Z	53.37%	13,023,576
400,591	Forward Mortgage Securities Fund - Class Z	22.23%	5,424,001
1,165,619	Forward U.S. Government Money Fund - Class Z	4.78%	1,165,619
	Total Affiliated Investment Companies (Cost $23,141,794)		23,339,223

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.74%
$1,156,010	Citibank - New York
	0.030%, due 10/01/10		1,156,010
	Total Short-Term Bank Debt Instruments (Cost $1,156,010)		1,156,010
	Total Investments: 100.39% (Cost $24,297,804)		24,495,233
	Net Other Assets and Liabilities: (0.39)%		(95,084)
	Net Assets: 100.00%		$24,400,149

(a)	Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

September 30, 2010

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principals generally accepted (“GAAP”) in the United States of America.

Use of estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2010.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at the close of the London Stock Exchange, normally 11:30 a.m. Eastern Time. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: Certain Funds (excluding the Forward Growth Fund) may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments. As of September 30, 2010, the Forward Long/Short Credit Analysis Fund and the Forward Strategic Realty Fund held securities sold short with a market value of $70,327,179 and $8,921,530, respectively. The other Funds held no securities sold short.

Structured Notes: The Forward Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structures notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credit defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Fund intends to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Forward Commitments: The Funds (excluding the Forward Aggressive Growth Allocation Fund, the Forward Balanced Allocation Fund, the Forward Growth & Income Allocation Fund, the Forward Growth Allocation Fund, the Forward Income & Growth Allocation Fund and the Forward Income Allocation Fund) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar Rolls: The Funds may enter into mortgage dollar rolls (principally using TBAs) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Collateralized Debt Obligations: The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Repurchase Agreements: The Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate Sub-Advisor has determined to be creditworthy. It is the Funds’ policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of September 30, 2010, the Forward U.S. Government Money Fund held a repurchase agreement and has disclosed the details in the Portfolio of Investments. There were no other Funds with a repurchase agreement.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending

Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of September 30, 2010, the Forward Emerging Markets Fund, the Forward Growth Fund, the Forward International Small Companies Fund and the Forward Small Cap Equity Fund had securities on loan valued at $2,098,305, $5,420,454, $17,554,464 and $13,644,169, respectively, and received cash collateral with a value of $2,152,050, $5,559,315, $18,497,355 and $13,957,008, respectively. As of September 30, 2010 the other Funds had no securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Banking and Finance Fund
Common Stocks (a)	$38,925,198	—	—	$38,925,198
Short-Term Bank Debt Instruments	—	$608,132	—	608,132

Total	$38,925,198	$608,132	—	$39,533,330

Forward Emerging Markets Fund
Common Stocks
Brazil	$46,829,561	—	$1,441,031	$48,270,592
China	57,170,670	—	—	57,170,670
Columbia	1,431,176	—	—	1,431,176
Egypt	185,504	—	—	185,504
Hungary	562,428	—	—	562,428
India	18,757,783	—	—	18,757,783
Indonesia	12,660,673	$1,961,427	—	14,622,100
Malaysia	7,293,900	—	—	7,293,900
Mexico	12,009,058	—	—	12,009,058
Peru	1,293,549	—	—	1,293,549
Philippines	1,702,453	—	—	1,702,453
Poland	2,331,483	—	—	2,331,483
Russia	23,253,431	—	—	23,253,431
South Africa	13,779,197	—	—	13,779,197
South Korea	44,920,490	—	—	44,920,490
Taiwan	28,295,704	—	—	28,295,704
Thailand	7,540,129	—	—	7,540,129
Turkey	2,883,269	—	—	2,883,269
Investment Holding Companies (a)	39,000	—	—	39,000
Loan Participation Notes (a)	—	6,223,133	—	6,223,133
Rights	—	16,238	—	16,238
Short-Term Bank Debt Instruments	—	1,738,349	—	1,738,349
Investments Purchased with Cash Collateral From Securities Loaned	2,152,050	—	—	2,152,050

Total	$285,091,508	$9,939,147	$1,441,031	$296,471,686

Forward Focus Fund
Common Stocks (a)	$10,789,016	—	—	$10,789,016
Short-Term Bank Debt Instruments	—	$475,919	—	475,919

Total	$10,789,016	$475,919	—	$11,264,935

Forward Frontier MarketStrat Fund
Common Stocks (a)	$9,529,232	—	—	$9,529,232
Exchange-Traded Products	42,328,764	—	—	42,328,764
U.S. Treasury Bonds & Notes	—	$5,015,335	—	5,015,335
Warrants	—	5,557,500	—	5,557,500
Short-Term Bank Debt Instruments	—	20,519,297	—	20,519,297

Total	$51,857,996	$31,092,132	—	$82,950,128

Forward Global Infrastructure Fund
Common Stocks (a)	$97,258,698	—	—	$97,258,698
Short-Term Bank Debt Instruments	—	$55,038	—	55,038

Total	$97,258,698	$55,038	—	$97,313,736

Forward Growth Fund
Common Stocks (a)	$102,496,321	—	—	$102,496,321
Short-Term Bank Debt Instruments	—	$1,859,506	—	1,859,506
Investments Purchased with Cash Collateral From Securities Loaned	5,559,315	—	—	5,559,315

Total	$108,055,636	$1,859,506	—	$109,915,142

Forward High Yield Bond Fund
Corporate Bonds (a)	—	$100,016,395	—	$100,016,395
Short-Term Bank Debt Instruments	—	1,174,328	—	1,174,328

Total	—	$101,190,723	—	$101,190,723

Forward International Dividend Fund
Common Stocks (a)	$4,190,636	—	—	$4,190,636
Short-Term Bank Debt Instruments	—	$285,259	—	285,259

Total	$4,190,636	$285,259	—	$4,475,895

Forward International Equity Fund
Common Stocks (a)	$62,997,415	—	—	$62,997,415
Short-Term Bank Debt Instruments	—	$161,378	—	161,378

Total	$62,997,415	$161,378	—	$63,158,793

Forward International Fixed Income Fund
Foreign Government Obligations (a)	—	$17,084,531	—	$17,084,531
Corporate Bonds (a)	—	7,215,939	—	7,215,939
Credit Linked Notes (a)	—	624,844	—	624,844
Short-Term Investments	—	26,126	—	26,126
Short-Term Bank Debt Instruments	—	705,662	—	705,662

Total	—	$25,657,102	—	$25,657,102

Forward International Real Estate Fund
Common Stocks (a)	$40,096,060	—	—	$40,096,060
Rights	—	$24,806	—	24,806
Warrants	1,057,922	—	—	1,057,922
Short-Term Bank Debt Instruments	—	2,856,500	—	2,856,500

Total	$41,153,982	$2,881,306	—	$44,035,288

Forward International Small Companies Fund
Common Stocks (a)	$498,139,930	—	—	$498,139,930
Preferred Stocks (a)	5,322,367	—	—	5,322,367
Short-Term Bank Debt Instruments	—	$3,914,653	—	3,914,653
Investments Purchased with Cash Collateral From Securities Loaned	18,497,355	—	—	18,497,355

Total	$521,959,652	3,914,653	—	$525,874,305

Forward Investment Grade Fixed-Income Fund
Asset-Backed Securities	—	$1,669,824	—	$1,669,824
Collateralized Mortgage Obligations	—	19,592,865	—	19,592,865
Corporate Bonds (a)	—	30,989,001	$74,668	31,063,669
Foreign Government Obligations	—	1,048,877	—	1,048,877
Municipal Bonds	—	3,994,131	—	3,994,131
U.S. Government Agency Securities (a)	—	46,507,073	—	46,507,073
Short-Term Bank Debt Instruments	—	200,524	—	200,524

Total	—	$104,002,295	$74,668	$104,076,963

Forward Large Cap Equity Fund
Common Stocks (a)	$14,474,375	—	—	$14,474,375
Short-Term Bank Debt Instruments	—	$1,146,537	—	1,146,537

Total	$14,474,375	$1,146,537	—	$15,620,912

Forward Large Cap Growth Fund
Common Stocks (a)	$98,507,267	—	—	$98,507,267

Total	$98,507,267	—	—	$98,507,267

Forward Large Cap Value Fund
Common Stocks (a)	$93,279,207	—	—	$93,279,207
Short-Term Bank Debt Instruments	—	$205,847	—	205,847

Total	$93,279,207	$205,847	—	$93,485,054

Forward Long/Short Credit Analysis Fund
Municipal Bonds (a)	—	$233,347,122	$1,750,000	$235,097,122
Corporate Bonds (a)	—	26,756,346	—	26,756,346
Preferred Stocks
Financials	$1,890,850	—	—	1,890,850
Utility	—	1,495,782	—	1,495,782
Short-Term Bank Debt Instruments	—	41,661,368	—	41,661,368

Total	$1,890,850	$303,260,618	$1,750,000	$306,901,468

Forward Mortgage Securities Fund
Asset-Backed Securities	—	$1,471,762	—	$1,471,762
Collateralized Mortgage Obligations (a)	—	41,569,706	—	41,569,706
Project Loans	—		$2,155	2,155
Short-Term Bank Debt Instruments	—	16,360,374	—	16,360,374

Total	—	$59,401,842	$2,155	$59,403,997

Forward Real Estate Fund
Common Stocks (a)	$35,497,401	—	—	$35,497,401
Short-Term Bank Debt Instruments	—	$167,394	—	167,394

Total	$35,497,401	$167,394	—	$35,664,795

Forward Select Income Fund
Common Stocks (a)	$124,980,041	—	—	$124,980,041
Convertible Preferred Stocks (a)	9,420,497	—	—	9,420,497
Preferred Stocks
Diversified REITs	83,881,883	—	—	83,881,883
Industrial REITs	48,453,840	$21,334,950	—	69,788,790
Mortgage REITs	21,180,928	—	—	21,180,928
Office REITs	231,094,739	—	—	231,094,739
Real Estate Operating Companies	17,574,533	—	—	17,574,533
Real Estate Services	—	14,735,813	—	14,735,813
Residential REITs	71,180,394	16,812,991	—	87,993,385
Retail REITs	311,680,064	—	—	311,680,064
Specialized REITs	221,496,905	424,861	—	221,921,766
Corporate Bonds (a)	—	136,567,812	—	136,567,812
Convertible Corporate Bonds (a)	—	9,475,000	—	9,475,000
Short-Term Bank Debt Instruments	—	65,980,386	—	65,980,386

Total	$1,140,943,824	$265,331,813	—	$1,406,275,637

Forward Small Cap Equity Fund
Common Stocks (a)	$316,336,239	—	—	$316,336,239
Short-Term Bank Debt Instruments	—	$14,375,802	—	14,375,802
Investments Purchased with Cash Collateral From Securities Loaned	13,957,008	—	—	13,957,008

Total	$330,293,247	$14,375,802	—	$344,669,049

Forward SMIDPlus Fund
Exchange-Traded Funds	$22,276,999	—	—	$22,276,999
Agency Notes (a)	—	$25,000,515	—	25,000,515
Agency Pass-Through Securities (a)	—	13,238,527	—	13,238,527
Asset-Backed Securities	—	27,599,665	—	27,599,665
Corporate Bonds (a)	—	30,650,378	—	30,650,378
Collateralized Mortgage Obligations (a)	—	14,853,681	—	14,853,681
U.S. Treasury Bonds & Notes	—	16,153,128	—	16,153,128
Municipal Bonds	—	1,003,060	—	1,003,060
Mortgage Securities	—	943,619	—	943,619
Short-Term Bank Debt Instruments	—	4,968,806	—	4,968,806

Total	$22,276,999	$134,411,379	—	$156,688,378

Forward Strategic Alternatives Fund
Exchange-Traded Funds	$79,573,172	—	—	$79,573,172
Corporate Bonds (a)	—	$12,387,449	—	12,387,449
Structured Notes	—	12,079,750	—	12,079,750
Options Purchased	5,677,413	—	—	5,677,413
Short-Term Bank Debt Instruments	—	408,008	—	408,008

Total	$85,250,585	$24,875,207	—	$110,125,792

Forward Strategic Realty Fund
Common Stocks (a)	$66,229,544	—	—	$66,229,544
Preferred Stocks
Diversified REITs	1,390,210	—	—	1,390,210
Industrial REITs	1,220,894	—	—	1,220,894
Lodging	7,052,007	$1,063,448	—	8,115,455
Mortgage REITs	793,922	—	—	793,922
Office REITs	4,960,859	—	—	4,960,859
Real Estate Services	—	603,750	—	603,750
Residential REITs	887,950	—	—	887,950
Retail REITs	7,955,102	—	—	7,955,102
Specialized REITs	995,600	—	—	995,600
Options Purchased	500	—	—	500
Short-Term Bank Debt Instruments	—	855,959	—	855,959

Total	$91,486,588	$2,523,157	—	$94,009,745

Forward Tactical Growth Fund
Exchange-Traded Funds	$507,235,096	—	—	$507,235,096
Short-Term Bank Debt Instruments	—	$243,432,282	—	243,432,282

Total	$507,235,096	$243,432,282	—	$750,667,378

Forward U.S. Government Money Fund
Federal Farm Credit Bank (FFCB)	—	$80,000,000	—	$80,000,000
Federal Home Loan Bank (FHLB)	—	135,053,650	—	135,053,650
Federal Home Loan Mortgage Corporation (FHLMC)	—	49,036,872	—	49,036,872
Federal National Mortgage Association (FNMA)	—	45,102,791	—	45,102,791
Repurchase Agreements	—	210,000,000	—	210,000,000

Total	—	$519,193,313	—	$519,193,313

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Allocation Funds
Forward Aggressive Growth Allocation Fund
Affiliated Investment Companies	$52,080,474	—	—	$52,080,474
Short-Term Bank Debt Instruments	—	$697,631	—	697,631

Total	$52,080,474	$697,631	—	$52,778,105

Forward Balanced Allocation Fund
Affiliated Investment Companies	$119,445,976	—	—	$119,445,976
Short-Term Bank Debt Instruments	—	$3,406,921	—	3,406,921

Total	$119,445,976	$3,406,921	—	$122,852,897

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$104,557,547	—	—	$104,557,547
Short-Term Bank Debt Instruments	—	$2,410,855	—	2,410,855

Total	$104,557,547	$2,410,855	—	$106,968,402

Forward Growth Allocation Fund
Affiliated Investment Companies	$97,644,909	—	—	$97,644,909
Short-Term Bank Debt Instruments	—	$2,054,554	—	2,054,554

Total	$97,644,909	$2,054,554	—	$99,699,463

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$55,493,585	—	—	$55,493,585
Short-Term Bank Debt Instruments	—	$4,280,697	—	4,280,697

Total	$55,493,585	$4,280,697	—	$59,774,282

Forward Income Allocation Fund
Affiliated Investment Companies	$23,339,223	—	—	$23,339,223
Short-Term Bank Debt Instruments	—	$1,156,010	—	1,156,010

Total	$23,339,223	$1,156,010	—	$24,495,233

(a)	For detailed descriptions of sector, industry, asset type, country or state, see the accompanying Portfolio of Investments

OTHER FINANCIAL INSTRUMENTS (b)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Emerging Markets Fund
Assets
Futures Contracts	$524,400	—	—	$524,400

Total	$524,400	—	—	$524,400

Forward Frontier MarketStrat Fund
Assets
Total Return Swap Contracts	—	$2,202,189	—	$2,202,189

Total	—	$2,202,189	—	$2,202,189

Forward International Fixed Income Fund
Assets
Forward Foreign Currency Contracts	$19,440	—	—	$19,440
Liabilities
Futures Contracts	(3,948)	—	—	(3,948)
Forward Foreign Currency Contracts	(40,673)	—	—	(40,673)

Total	$(25,181)	—	—	$(25,181)

Forward Investment Grade Fixed-Income Fund
Assets
TBA Purchase Commitments	—	$9,762,498	—	$9,762,498

Total	—	$9,762,498	—	$9,762,498

Forward Long/Short Credit Analysis Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(7,850,678)	—	$(7,850,678)
U.S. Government Agency	—	(62,476,501)	—	(62,476,501)

Total	—	$(70,327,179)	—	$(70,327,179)

Forward Mortgage Securities Fund
Assets
TBA Purchase Commitments	—	$60,382,896	—	$60,382,896
Liabilities
TBA Sale Commitments	—	(32,401,159)	—	(32,401,159)
Futures Contracts	$(39,017)	—	—	(39,017)

Total	$(39,017)	$27,981,737	—	$27,942,720

Forward SMIDPlus Fund
Assets
Total Return Swap Contracts	—	$1,672,460	—	$1,672,460

Total	—	$1,672,460	—	$1,672,460

Forward Strategic Alternatives Fund
Assets
Total Return Swap Contracts	—	$63,106	—	$63,106

Total	—	$63,106	—	$63,106

Forward Strategic Realty Fund
Assets
Securities Sold Short
Common Stock	$(8,605,330)	—	—	$(8,605,330)
Exchange-Traded Funds	(316,200)	—	—	(316,200)

Total	$(8,921,530)	—	—	$(8,921,530)

(b)

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, swap contracts, currency contracts, futures and forward contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Forward Emerging Markets Fund
Balance as of December 31, 2009	—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	$1,441,031

Balance as of September 30, 2010	$1,441,031

Corporate Bonds
Forward High Yield Bond Fund
Balance as of December 31, 2009	$1,215,625
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	(1,215,625)

Balance as of September 30, 2010	$—

Common Stocks
Forward International Equity Fund
Balance as of December 31, 2009	$308,862
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	(308,862)

Balance as of September 30, 2010	$—

	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds
Forward Investment Grade Fixed-Income Fund
Balance as of December 31, 2009	$4,284,862	$47,223	$1,480,719
Accrued discounts/premiums	(95,280)	(820)	26,315
Realized gain/(loss)	(13,347,173)	(1,847,976)	(992,857)
Change in unrealized appreciation/(depreciation)	16,438,817	1,831,618	1,050,982
Net purchase/(sales)	(7,218,347)	(30,045)	(83,701)
Transfers in and/(out) of Level 3	(62,879)	—	(1,406,790)

Balance as of September 30, 2010	$—	$—	$74,668

	Corporate Bonds
Forward Long/Short Credit Analysis Fund
Balance as of December 31, 2009	$2,000,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	(250,000)
Transfers in and/(out) of Level 3	—

Balance as of September 30, 2010	$1,750,000

	Project Loan
Forward Mortgage Securities Fund
Balance as of December 31, 2009	$2,283
Accrued discounts/premiums	—
Realized gain/(loss)	(1)
Change in unrealized appreciation/(depreciation)	(7)
Net purchase/(sales)	(120)
Transfers in and/(out) of Level 3	—

Balance as of September 30, 2010	$2,155

For the nine months ended September 30, 2010, the other Funds did not have significant transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the amounts related to the Funds use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objects, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will decrease as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: The Forward International Fixed Income Fund invests in foreign currency exchange contracts for hedging purposes, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.

Option Writing/Purchasing: The Funds (excluding the Forward Growth Fund) may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of September 30, 2010, the Forward Strategic Alternatives Fund and the Forward Strategic Realty Fund held purchased options with an unrealized gain/(loss) of $2,218,113 and $(2,801), respectively. The other Funds held no purchased or written options.

Written option activity for the nine months ended September 30, 2010 was as follows:

	WRITTEN PUT OPTIONS
	CONTRACTS	PREMIUM
Forward International Fixed Income Fund
Outstanding as of December 31, 2009	0	$0
Positions opened	16	1,040
Exercised or closed	(16)	(1,040)

Outstanding as of September 30, 2010	0	$0

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
	CONTRACTS	PREMIUM	CONTRACTS	PREMIUM
Forward Investment Grade Fixed-Income Fund
Outstanding as of December 31, 2009	145	$35,939	116	$57,726
Positions opened	113	30,983	113	46,657
Options expired	(209)	(54,794)	—	—
Exercised or closed	(49)	(12,128)	(229)	(104,383)

Outstanding as of September 30, 2010	0	$0	0	$0

	WRITTEN PUT OPTIONS
	CONTRACTS	PREMIUM
Forward Mortgage Securities Fund
Outstanding as of December 31, 2009	81	$60,503
Exercised or closed	(81)	(60,503)

Outstanding as of September 30, 2010	—	$0

	WRITTEN PUT OPTIONS
	CONTRACTS	PREMIUM
Forward Strategic Alternatives Fund
Outstanding as of December 31, 2009	4,195	$1,176,599
Positions opened	9,990	1,864,247
Exercised or closed	(14,185)	(3,040,846)

Outstanding as of September 30, 2010	0	$0

	WRITTEN CALL OPTIONS
	CONTRACTS	PREMIUM
Forward Strategic Realty Fund
Outstanding as of December 31, 2009	0	$0
Positions opened	1,190	(95,042)
Options expired	(890)	64,547
Exercised or closed	(300)	30,495

Outstanding as of September 30, 2010	0	$0

Futures: The Funds (excluding the Forward Banking and Finance Fund, Forward Growth Fund, the Forward U.S. Government Money Fund, the Forward Aggressive Growth Allocation Fund, the Forward Balanced Allocation Fund, the Forward Growth & Income Allocation Fund, the Forward Growth Allocation Fund, the Forward Income & Growth Allocation Fund and the Forward Income Allocation Fund) may invest in futures contracts in accordance with their investment objectives. The Funds do so for a variety of reasons including for cash management, hedging or non-hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2010, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Mortgage Securities Fund had futures contracts outstanding with an unrealized gain/(loss) of $524,400, $(3,948) and $(39,017), respectively. The other Funds held no futures contracts.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of September 30, 2010, the Forward Frontier MarketStrat Fund had warrants with a market value of $5,557,500. The other Funds held no warrants.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by Forward Management, in accordance with procedures established by the Board of Trustees to limit any potential leveraging of a Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. As of September 30, 2010, the Forward Frontier MarketStrat Fund, the Forward SMIDPlus Fund and the Forward Strategic Alternatives Fund had total return swap agreements outstanding with an unrealized gain of $2,202,189, $1,672,460 and $63,106, respectively. The other Funds held no swap agreements.

Leverage: The Forward Select Income Fund and the Forward Strategic Realty Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Select Income Fund and the Forward Strategic Realty Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). Borrowing under this arrangement pays interest of 1.20% above the one-month LIBOR rate. The Funds paid an arrangement fee of $187,500 and $31,250, respectively, to be expensed over three years. The Funds have pledged a portion of its investment securities as the collateral for their line of credit. As of September 30, 2010, the market value of the investment securities pledged as collateral totaled $647,910,541 and $24,530,938, respectively. As of September 30, 2010 the Funds have drawn down $212,226,001 and $11,457,781, respectively, from the line of credit.

2. Tax Basis Information

Tax Basis of Investments As of September 30, 2010, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Banking and Finance Fund	$35,263,856	$6,292,557	$(2,023,083)	$4,269,474
Forward Emerging Markets Fund	238,472,894	59,542,683	(1,543,891)	57,998,792
Forward Focus Fund	8,799,238	2,868,224	(402,527)	2,465,697
Forward Frontier MarketStrat Fund	80,130,491	3,800,819	(981,182)	2,819,637
Forward Global Infrastructure Fund	91,868,784	10,307,777	(4,962,825)	5,344,952
Forward Growth Fund	84,768,600	27,129,647	(1,983,105)	25,146,542
Forward High Yield Bond Fund	96,132,878	5,334,295	(276,450)	5,057,845
Forward International Dividend Fund	3,503,766	999,780	(27,651)	972,129
Forward International Equity Fund	49,732,374	16,017,922	(2,591,503)	13,426,419
Forward International Fixed Income Fund	23,177,036	2,794,735	(314,669)	2,480,066
Forward International Real Estate Fund	39,404,067	4,910,770	(279,549)	4,631,221
Forward International Small Companies Fund	454,418,167	88,220,510	(16,764,372)	71,456,138
Forward Investment Grade Fixed-Income Fund	106,775,216	6,932,486	(9,630,739)	(2,698,253)
Forward Large Cap Equity Fund	14,346,677	1,504,616	(230,381)	1,274,235
Forward Large Cap Growth Fund	93,211,191	11,705,892	(6,409,816)	5,296,076
Forward Large Cap Value Fund	93,710,273	5,445,043	(5,670,262)	(225,219)
Forward Long/Short Credit Analysis Fund	293,149,190	14,868,246	(1,115,968)	13,752,278
Forward Mortgage Securities Fund	58,504,950	1,287,230	(388,183)	899,047
Forward Real Estate Fund	25,513,282	10,282,631	(131,118)	10,151,513
Forward Select Income Fund	1,259,586,451	189,639,945	(42,950,759)	146,689,186
Forward Small Cap Equity Fund	290,071,552	57,004,672	(2,407,175)	54,597,497
Forward SMIDPlus Fund	156,684,358	177,695	(173,675)	4,020
Forward Strategic Alternatives Fund	110,542,249	3,941,155	(4,357,612)	(416,457)
Forward Strategic Realty Fund	78,841,588	16,484,897	(1,316,740)	15,168,157
Forward Tactical Growth Fund	732,031,343	18,645,722	(9,687)	18,636,035

Forward Allocation Funds
Forward Aggressive Growth Allocation Fund	$57,014,935	$3,472,037	$(7,708,867)	$(4,236,830)
Forward Balanced Allocation Fund	124,992,768	8,146,225	(10,286,096)	(2,139,871)
Forward Growth & Income Allocation Fund	112,559,523	6,823,638	(12,414,759)	(5,591,121)
Forward Growth Allocation Fund	105,600,963	7,127,526	(13,029,026)	(5,901,500)
Forward Income & Growth Allocation Fund	59,149,374	3,602,313	(2,977,405)	624,908
Forward Income Allocation Fund	24,297,810	1,009,986	(812,563)	197,423

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Funds elected to defer capital losses and currency losses occurring between November 1, 2009 and December 31, 2009 as follows:

FUND	CAPITAL LOSS	FX LOSS
Forward Banking and Finance Fund	$(821,938)	—
Forward Emerging Markets Fund	—	$(15,121)
Forward Focus Fund	(89,725)	—
Forward Global Infrastructure Fund	(3,740,972)	(68,634)
Forward High Yield Bond Fund	(172,021)	—
Forward International Dividend Fund		(6,282)
Forward International Fixed Income Fund	(3,381)	—
Forward International Real Estate Fund	(1,895,448)	(3,968)
Forward International Small Companies Fund	(4,170,788)	—
Forward Large Cap Growth Fund	(207,375)	—
Forward Large Cap Value Fund	(1,663,780)	—
Forward Real Estate Fund	(283,762)	—
Forward SMIDPlus Fund	(1,809,617)	—
Forward Strategic Realty Fund	(88,974)	(125)

Forward Allocation Funds
Forward Aggressive Growth Allocation Fund	$(119,901)	—
Forward Balanced Allocation Fund	(55,926)	—
Forward Growth & Income Allocation Fund	(27,026)	—
Forward Growth Allocation Fund	(48,724)	—
Forward Income & Growth Allocation Fund	(28,482)	—

Capital Loss Carryforwards: At December 31, 2009 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRES IN 2010	EXPIRES IN 2011		EXPIRES IN 2012		EXPIRES IN 2013		EXPIRES IN 2014		EXPIRES IN 2015		EXPIRES IN 2016		EXPIRES IN 2017
Forward Banking and Finance Fund	—	—		—		—		—		—		$(2,636,665)		$(13,757,241)
Forward Emerging Markets Fund	—	—		—		—		—		—		(28,419,457)		—
Forward Focus Fund	—	—		—		—		—		—		—		(427,033)
Forward Global Infrastructure Fund	—	—		—		—		—		—		(22,944,101)		(30,477,015)
Forward Growth Fund	—	—		—		—		—		—		(12,382,608)		(14,293,135)
Forward High Yield Bond Fund	$(947,550)	—		—		$(1,017,103)		$(81,754)		$(256,992)		(9,772,131)		(834,501)
Forward International Dividend Fund	—	—		—		—		—		—		(11,897,887)		(22,205,160)
Forward International Equity Fund	—	—		—		—		—		—		(23,256,838)		(68,399,407)
Forward International Fixed Income Fund	—	—		—		—		—		—		(291,414)		(73,110)
Forward International Real Estate Fund	—	—		—		—		—		(2,652,205	)(a)	(67,712,152	)(a)	(60,639,639	)(a)
Forward International Small Companies Fund	—	—		—		—		—		—		(102,744,499)		(179,253,577)
Forward Investment Grade Fixed-Income Fund	—	$(718,330	)(a)	$(397,737	)(a)	(886,525	)(a)	(739,784	)(a)	(405,644	)(a)	(1,874,984	)(a)	—
Forward Large Cap Equity Fund	—	—		—		—		—		(46,757)		(896,852)		(3,054,879)
Forward Large Cap Growth Fund	(4,327,104)	(3,845,553)		—		—		—		—		(14,879,476)		(14,894,607)
Forward Large Cap Value Fund	—	—		—		—		—		—		(20,277,209)		(16,315,012)
Forward Long/Short Credit Analysis Fund	—	—		—		—		—		—		(252,133)		—
Forward Mortgage Securities Fund	—	—		—		—		(2,062,933)		—		(732,858)		—
Forward Real Estate Fund	—	—		—		—		—		—		(4,686,305	)(a)	(7,330,430	)(a)
Forward Select Income Fund	—	—		—		—		—		(12,192,886)		(157,040,240)		(30,038,060)
Forward Small Cap Equity Fund	—	—		—		—		—		(1,277,033)		(99,466,625)		(76,687,200)
Forward SMIDPlus Fund	—	—		—		—		—		—		(16,657,935)		(32,035,780)
Forward Strategic Alternatives Fund	—	—		—		—		—		—		(880,655)		(967,268)
Forward Strategic Realty Fund	—	—		—		—		—		—		(94,084,481)		(107,198,608)
Forward Tactical Growth Fund	—	—		—		—		—		—		—		(223,792)
Forward U.S. Government Money Fund	—	—		—		—		—		—		—		(14,853)

Forward Allocation Funds
Forward Aggressive Growth Allocation Fund	—	—		—		—		—		—		—		$(186,081)
Forward Balanced Allocation Fund	—	—		—		—		—		—		—		(66,635)
Forward Growth & Income Allocation Fund	—	—		—		—		—		—		—		(2,091,066)
Forward Growth Allocation Fund	—	—		—		—		—		—		—		(644,397)
Forward Income & Growth Allocation Fund	—	—		—		—		—		—		—		—
Forward Income Allocation Fund	—	—		—		—		$(69,163)		$(90,492)		$(207,103)		(32,036)

(a)	Subject to limitations under §382.

3. Affiliated Companies: Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase and sales costs, dividends income, shares and value of investment of each Allocation Fund in affiliated companies for the period ending September 30, 2010 were as follows:

Forward Aggressive Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 09/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Frontier MarketStrat Fund	349,616	—	57,117	292,499	$3,749,832	—	$4,710
Forward International Equity Fund	951,548	24,823	542,183	434,188	6,599,661	—	(815,736)
Forward Large Cap Growth Fund	571,558	121,725	49,911	643,372	14,617,402	$78,797	8,862
Forward Large Cap Value Fund	791,168	171,607	58,610	904,165	14,692,674	184,729	(6,328)
Forward SMIDPlus Fund	322,102	8,681	49,170	281,613	7,420,515	41,875	(27,611)
Forward Strategic Alternatives Fund	297,478	9,479	14,368	292,589	3,139,480	17,251	(18,232)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	48,807	45,023	14,944	78,886	1,860,910	—	26,271

Total					$52,080,474	$322,652	$(828,064)

Forward Balanced Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 09/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Frontier MarketStrat Fund	453,265	8,749	40,603	421,411	$5,402,492	—	$(8,585)
Forward High Yield Bond Fund	860,587	—	74,526	786,061	7,789,863	$514,384	(86,625)
Forward International Equity Fund	1,077,969	23,050	571,668	529,351	8,046,133	—	(247,648)
Forward Investment Grade Fixed-Income Fund	2,872,642	305,292	574,236	2,603,698	29,109,343	864,267	9,343
Forward Large Cap Growth Fund	641,583	170,923	4,261	808,245	18,363,319	91,559	(170)
Forward Large Cap Value Fund	894,730	268,615	47,930	1,115,415	18,125,491	212,761	5,585
Forward Mortgage Securities Fund	1,055,172	7,710	293,506	769,376	10,417,347	264,697	99,889
Forward SMIDPlus Fund	357,508	26,335	32,027	351,816	9,270,358	48,124	(37,874)
Forward Strategic Alternatives Fund	1,237,195	—	224,719	1,012,476	10,863,869	58,953	(96,588)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	44,082	49,161	6,013	87,230	2,057,761	—	2,534
Forward International Fixed Income Fund	—	482,160	482,160	—	—	50,324	(325,366)

Total					$119,445,976	$2,105,069	$(685,505)

Forward Growth & Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 09/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Frontier MarketStrat Fund	521,125	21,079	77,680	464,524	$5,955,204	—	$6,963
Forward High Yield Bond Fund	649,224	—	93,520	555,704	5,507,029	$378,950	(107,355)
Forward International Equity Fund	1,197,608	63,830	579,666	681,772	10,362,941	—	(242,647)
Forward Investment Grade Fixed-Income Fund	2,159,427	2,626	659,628	1,502,425	16,797,106	559,864	(33,548)
Forward Large Cap Growth Fund	723,219	128,566	31,560	820,225	18,635,523	97,829	15,402
Forward Large Cap Value Fund	1,006,468	195,394	74,603	1,127,259	18,317,966	226,822	(2,388)
Forward Mortgage Securities Fund	796,138	—	128,146	667,992	9,044,617	238,291	68,723
Forward SMIDPlus Fund	405,031	12,311	62,365	354,977	9,353,641	51,483	94,871
Forward Strategic Alternatives Fund	822,541	—	13,393	809,148	8,682,158	47,304	(10,714)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	63,720	27,514	10,634	80,600	1,901,362	—	12,435

Total					$104,557,547	$1,600,543	$(198,258)

Forward Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 09/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Frontier MarketStrat Fund	611,747	—	98,494	513,253	$6,579,904	—	$(390)
Forward High Yield Bond Fund	310,459	—	61,456	249,003	2,467,624	$180,517	(70,057)
Forward International Equity Fund	1,574,950	17,730	756,227	836,453	12,714,087	—	(518,585)
Forward Investment Grade Fixed-Income Fund	1,042,499	1,213	491,067	552,645	6,178,575	228,941	24,302
Forward Large Cap Growth Fund	941,125	160,220	102,177	999,168	22,701,089	122,422	24,287
Forward Large Cap Value Fund	1,306,880	202,596	129,818	1,379,658	22,419,440	284,302	(10,066)
Forward Mortgage Securities Fund	385,716	—	82,166	303,550	4,110,067	112,530	51,282
Forward SMIDPlus Fund	529,745	—	94,086	435,659	11,479,617	65,583	(96,021)
Forward Strategic Alternatives Fund	708,794	—	78,189	630,605	6,766,392	38,966	(86,816)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	74,974	32,516	13,038	94,452	2,228,114	—	14,359

Total					$97,644,909	$1,033,261	$(667,705)

Forward Income & Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 09/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Frontier MarketStrat Fund	144,385	13,193	8,749	148,829	$1,907,987	—	$525
Forward High Yield Bond Fund	517,046	40,776	25,789	532,033	5,272,447	$329,354	(2,533)
Forward International Equity Fund	267,755	22,773	136,023	154,505	2,348,471	—	(98,371)
Forward Investment Grade Fixed-Income Fund	1,725,838	153,751	185,042	1,694,547	18,945,031	551,447	(1,254)
Forward Large Cap Growth Fund	167,411	84,204	20,519	231,096	5,250,498	26,486	(4,866)
Forward Large Cap Value Fund	234,875	99,522	19,036	315,361	5,124,617	62,174	(761)
Forward Mortgage Securities Fund	633,954	45,167	132,965	546,156	7,394,946	178,859	20,559
Forward SMIDPlus Fund	95,826	16,529	12,865	99,490	2,621,554	14,025	1,456
Forward Strategic Alternatives Fund	581,337	81,740	95,073	568,004	6,094,684	31,917	(34,533)
Forward U.S. Government Money Fund	265	—	—	265	265	—	—
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	13,557	12,506	3,465	22,598	533,085	—	5,719
Forward International Fixed Income Fund	—	233,089	233,089	—	—	21,291	(143,477)

Total					$55,493,585	$1,215,553	$(257,536)

Forward Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 09/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	317,033	58,954	—	375,987	$3,726,027	$217,123	—
Forward Investment Grade Fixed-Income Fund	940,663	328,272	104,036	1,164,899	13,023,576	328,204	$(18,559)
Forward Mortgage Securities Fund	346,628	53,963	—	400,591	5,424,001	122,616	—
Forward U.S. Government Money Fund	1,040,619	125,000	—	1,165,619	1,165,619	720	—
Forward Funds — Institutional Class shares
Forward International Fixed Income Fund	188,161	24,031	212,192	—	—	22,147	(128,238)

Total					$23,339,223	$690,810	$(146,797)

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 22, 2010

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date: November 22, 2010